     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2000


                                                               FILE NO. 33-65512
                                                                        811-6484

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 8                      [X]

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]
                                AMENDMENT NO. 13                             [X]

                            PROVIDENTMUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        PROVIDENTMUTUAL LIFE AND ANNUITY
                               COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 454-5260

                             ---------------------

                          JAMES G. POTTER, JR., ESQ.,
                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY

                          1000 CHESTERBROOK BOULEVARD


                             BERWYN, PA 19312-1181

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

     It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


         [X] on May 1, 2000 pursuant to paragraph (b) of Rule 485


         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

         [ ] on (date) pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:

 Interests in Individual Flexible Premium Deferred Variable Annuity Contracts.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A

                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

     INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM


        DEFERRED VARIABLE ANNUITY CONTRACTS



                     Issued by



     PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE
                      ACCOUNT



                        and



     PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                    OF AMERICA



           SERVICE CENTER         MAIN ADMINISTRATIVE
       300 CONTINENTAL DRIVE            OFFICES
       NEWARK, DELAWARE 19713   1000 CHESTERBROOK BLVD.
                               BERWYN, PENNSYLVANIA 19312



               PHONE: 1-800-688-5177

                                                            PROSPECTUS


                                                           May 1, 2000



This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Providentmutual Life and Annuity Company of America. This prospectus provides information that a prospective owner should know before investing in the Contract.



You can allocate your Contract's values to:



      -- Providentmutual Variable Annuity Separate Account (the "Variable Account"), which invests in the portfolios listed on this page; or



      --  the Guaranteed Account, which credits a specified rate of interest.



A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.



To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2000. For a free copy of the SAI, please call or write to us at our Service Center.



The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on page 43 of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, and other information.



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:



      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;



      --  ARE NOT FEDERALLY INSURED;



      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND



      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.



It may not be advantageous to replace existing insurance with the Contract.



The following Portfolios are available:



     -- MARKET STREET FUND, INC.


        All Pro Large Cap Growth Portfolio


        All Pro Large Cap Value Portfolio


        All Pro Small Cap Growth Portfolio


        All Pro Small Cap Value Portfolio


        Equity 500 Index Portfolio


        International Portfolio


        Growth Portfolio


        Aggressive Growth Portfolio


        Managed Portfolio


        Bond Portfolio


        Money Market Portfolio



     -- SCUDDER VARIABLE LIFE INVESTMENT FUND


        Bond Portfolio


        Growth and Income Portfolio


        International Portfolio


     -- OCC ACCUMULATION TRUST
        Equity Portfolio

        Managed Portfolio


        Small Cap Portfolio



     -- DREYFUS VARIABLE INVESTMENT FUND


        Growth and Income Portfolio


        Zero Coupon 2000 Portfolio

     -- THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


        Socially Responsible Portfolio



     -- FEDERATED INSURANCE SERIES


        Fund for U.S. Government Securities II


          Portfolio


        Utility Fund II Portfolio



     -- STRONG VARIABLE INSURANCE FUNDS, INC.


        Strong Mid Cap Growth Fund II



     -- STRONG OPPORTUNITY FUND II, INC.


        Strong Opportunity Fund II



     -- VAN ECK WORLDWIDE INSURANCE TRUST


        Worldwide Bond Portfolio


        Worldwide Emerging Markets Portfolio


        Worldwide Hard Assets Portfolio


        Worldwide Real Estate Portfolio



     -- VARIABLE INSURANCE PRODUCTS FUND


        Equity-Income Portfolio


        Growth Portfolio


        High Income Portfolio



     -- VARIABLE INSURANCE PRODUCTS FUND II
        Asset Manager Portfolio


        Contrafund(R) Portfolio

TABLE OF CONTENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                        PAGE
                                        ----
GLOSSARY..............................    1
TABLE OF EXPENSES.....................    3
CONTRACT SUMMARY......................    9
  The Contract........................    9
  Charges and Deductions..............   11
  Annuity Provisions..................   12
  Federal Tax Status..................   12
PLACA, THE VARIABLE ACCOUNT AND THE
  PORTFOLIOS..........................   13
  Providentmutual Life and Annuity
     Company of America (PLACA).......   13
  Providentmutual Variable Annuity
     Separate Account (Variable
     Account).........................   13
  The Funds...........................   14
  Resolving Material Conflicts........   22
  Addition, Deletion or Substitution
     of Investments...................   22
DESCRIPTION OF ANNUITY CONTRACT.......   22
  Purchasing a Contract...............   22
  Cancellation (Free-Look) Period.....   23
  Premiums............................   23
  Allocation of Net Premiums..........   23
  Variable Account Value..............   24
  Transfer Privilege..................   25
  Dollar Cost Averaging...............   26
  Withdrawals and Surrender...........   27
  Death Benefit Before Maturity
     Date.............................   28
  Proceeds on Maturity Date...........   29
  Payments............................   30
  Modification........................   30
  Reports to Contract Owners..........   30
  Contract Inquiries..................   30
THE GUARANTEED ACCOUNT................   30
  Minimum Guaranteed and Current
     Interest Rates...................   31



                                        PAGE
                                        ----
  Calculation of Guaranteed Account
     Value............................   31
  Transfers from Guaranteed Account...   31
  Payment Deferral....................   32
CHARGES AND DEDUCTIONS................   32
  Surrender Charge (Contingent
     Deferred Sales Charge)...........   32
  Administrative Charges..............   33
  Mortality and Expense Risk Charge...   33
  Investment Advisory Fees and Other
     Expenses of the Portfolios.......   33
  Premium Taxes.......................   33
  Other Taxes.........................   34
PAYMENT OPTIONS.......................   34
  Election of Payment Options.........   34
  Description of Payment Options......   34
YIELDS AND TOTAL RETURNS..............   35
FEDERAL TAX STATUS....................   37
  Introduction........................   37
  Tax Status of the Contracts.........   37
  Taxation of Annuities -- In
     General..........................   38
  Taxation of Non-Qualified
     Contracts........................   38
  Taxation of Qualified Contracts.....   39
  Withholding.........................   40
  Possible Changes in Taxation........   40
  Other Tax Consequences..............   40
DISTRIBUTION OF CONTRACTS.............   41
LEGAL PROCEEDINGS.....................   41
VOTING PORTFOLIO SHARES...............   41
FINANCIAL STATEMENTS..................   42
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS...................   43
APPENDIX A -- FINANCIAL HIGHLIGHTS....  A-1

GLOSSARY

--------------------------------------------------------------------------------


ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.



ANNUITANT
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.



APPLICATION
The application you must complete to purchase a Contract plus all forms required by us or applicable law.



BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.



CANCELLATION (FREE-LOOK) PERIOD
The period described in this prospectus during which the Owner may return this Contract for a refund.



CODE
The Internal Revenue Code of 1986, as amended.



CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.



CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.



CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.



CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.



CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.



FUND
Any mutual fund in which a Subaccount invests.



GENERAL ACCOUNT
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.



GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.



GUARANTEED ACCOUNT VALUE
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.



MATURITY DATE
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value). The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date. Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.



MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of the Money Market Portfolio of Market Street Fund, Inc.



NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.



NET PREMIUM
The premium you pay less any premium tax deducted from the premium.



NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.



NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.



PAYEE
The person entitled to receive annuity payments under the Contract. The designation of a Payee other than the Annuitant requires our consent.



PAYMENT OPTION
One of the annuity payment options available under the Contract.



PORTFOLIO
An investment portfolio of a Fund.



PLACA (WE, OUR, US)
Providentmutual Life and Annuity Company of America.



QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.



RIDER
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits: or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.



SEC
The U.S. Securities and Exchange Commission.



SERVICE CENTER
Our technology and service office at
300 Continental Drive, Newark, Delaware 19713.



SUBACCOUNT
A subdivision of the Variable Account.



SUBACCOUNT VALUE
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.



SURRENDER CHARGE
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years. This charge is sometimes called a "contingent deferred sales charge."



SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.



TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.



VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to materially affect the value of the Subaccount.



VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.



VARIABLE ACCOUNT
Providentmutual Variable Annuity Separate Account.



VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Premiums....  None
Maximum Contingent Deferred Sales
  Charge (as a percentage of
  amount surrendered or
  withdrawn)(1)...................       6%
Transfer Processing Fee...........  No fee for first twelve transfers in Contract Year.
                                    $25 fee for each transfer thereafter during Contract Year.
ANNUAL ADMINISTRATION FEE.........  $30 per Contract Year

VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of Variable
  Account Value)
Mortality and Expense Risk
  Charges.........................    1.25%
Account Fees and Expenses(2)......    0.15%
                                    ---------
Total Variable Account Annual
  Expenses........................    1.40%



                                        ALL PRO     ALL PRO     ALL PRO     ALL PRO     EQUITY
                                       LARGE CAP   LARGE CAP   SMALL CAP   SMALL CAP      500
                                        GROWTH       VALUE      GROWTH       VALUE       INDEX
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                       ---------   ---------   ---------   ---------   ---------
MARKET STREET FUND, INC.
("MARKET STREET FUND")
ANNUAL EXPENSES
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees).........    0.70%       0.70%       0.90%       0.90%       0.24%
Other Expenses (after
  reimbursement)(3)..................    0.19%       0.21%       0.21%       0.30%       0.04%
                                         ----        ----        ----        ----        ----
Total Fund Annual Expenses (after
  reimbursement)(4)..................    0.89%       0.91%       1.11%       1.20%       0.28%



                                                                   AGGRESSIVE                             MONEY
                                       INTERNATIONAL    GROWTH       GROWTH      MANAGED      BOND       MARKET
                                         PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                                       -------------   ---------   ----------   ---------   ---------   ---------
MARKET STREET FUND, INC.
ANNUAL EXPENSES
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees).........      0.75%         0.32%        0.41%        0.40%      0.35%       0.25%
Other Expenses (after
  reimbursement).....................      0.23%         0.16%        0.16%        0.17%      0.17%       0.15%
                                           ----          ----         ----         ----       ----        ----
Total Fund Annual Expenses (after
  reimbursement)(4)..................      0.98%         0.48%        0.57%        0.57%      0.52%       0.40%

                                                                   GROWTH AND
                                                         BOND        INCOME     INTERNATIONAL
                                                       PORTFOLIO   PORTFOLIO      PORTFOLIO
                                                       ---------   ----------   -------------
SCUDDER VARIABLE LIFE INVESTMENT FUND
("SCUDDER FUND") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................    0.48%        0.48%         0.85%
Other Expenses.......................................    0.09%        0.07%         0.18%
                                                         ----         ----          ----
Total Fund Annual Expenses...........................    0.57%        0.55%         1.03%



                                                                                       SMALL
                                                          EQUITY        MANAGED         CAP
                                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                         ---------     ---------   -------------
OCC ACCUMULATION TRUST
("OCC TRUST") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      0.80%         0.77%         0.80%
Other Expenses.......................................      0.11%         0.06%         0.09%
                                                           ----          ----          ----
Total Fund Annual Expenses...........................      0.91%         0.83%         0.89%



                                                                           ZERO
                                                        GROWTH AND        COUPON
                                                          INCOME           2000
                                                         PORTFOLIO       PORTFOLIO
                                                        ----------       ---------
DREYFUS VARIABLE INVESTMENT FUND
("DREYFUS FUND") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      0.75%           0.45%
Other Expenses.......................................      0.04%           0.19%
                                                           ----            ----
Total Fund Annual Expenses...........................      0.79%           0.64%



                                                         SOCIALLY
                                                        RESPONSIBLE
                                                         PORTFOLIO
                                                       -------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
("DREYFUS SOCIALLY RESPONSIBLE FUND")
ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      0.75%
Other Expenses.......................................      0.04%
                                                           ----
Total Fund Annual Expenses...........................      0.79%



                                                         FUND FOR
                                                           U.S.
                                                        GOVERNMENT       UTILITY
                                                       SECURITIES II     FUND II
                                                         PORTFOLIO      PORTFOLIO
                                                       -------------    ---------
FEDERATED INSURANCE SERIES
("FEDERATED SERIES") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      0.60%          0.75%
Other Expenses.......................................      0.24%          0.19%
                                                           ----           ----
Total Fund Annual Expenses...........................      0.84%          0.94%

                                                          MID CAP
                                                          GROWTH
                                                          FUND II
                                                         PORTFOLIO
                                                         ---------
STRONG VARIABLE INSURANCE FUNDS, INC.
("STRONG FUND") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      1.00%
Other Expenses (after reimbursement).................      0.14%
                                                           ----
Total Fund Annual Expenses (after reimbursement).....      1.14%



                                                        OPPORTUNITY
                                                          FUND II
                                                         PORTFOLIO
                                                        -----------
STRONG OPPORTUNITY FUND II, INC.
("STRONG OPPORTUNITY FUND") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      1.00%
Other Expenses (after reimbursement).................      0.10%
                                                           ----
Total Fund Annual Expenses (after
  reimbursement)(4)..................................      1.10%



                                                                        WORLDWIDE    WORLDWIDE   WORLDWIDE
                                                         WORLDWIDE      EMERGING       HARD        REAL
                                                           BOND          MARKETS      ASSETS      ESTATE
                                                         PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                         ---------      ---------    ---------   ---------
VAN ECK WORLDWIDE INSURANCE TRUST
("VAN ECK TRUST") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      1.00%          1.00%        1.00%       1.00%
Other Expenses (after reimbursement).................      0.22%          0.34%        0.26%       0.44%
                                                           ----           ----         ----        ----
Total Fund Annual Expenses
  (after reimbursement)(4)...........................      1.22%          1.34%        1.26%       1.44%



                                                          EQUITY-                      HIGH
                                                          INCOME         GROWTH       INCOME
                                                         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                         ---------     -----------   ---------
VARIABLE INSURANCE PRODUCTS FUND
("VIP FUND") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      0.48%          0.58%        0.58%
Other Expenses (after reimbursement).................      0.08%          0.07%        0.11%
                                                           ----           ----         ----
Total Fund Annual Expenses (after
  reimbursement)(4)..................................      0.56%          0.65%        0.69%

                                                           ASSET
                                                          MANAGER      CONTRAFUND(R)
                                                         PORTFOLIO       PORTFOLIO
                                                         ---------     -------------
VARIABLE INSURANCE PRODUCTS FUND II
("VIP II FUND") ANNUAL EXPENSES(5)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).........................      0.53%            0.58%
Other Expenses (after reimbursement).................      0.09%            0.07%
                                                           ----             ----
Total Fund Annual Expenses
  (after reimbursement)(4)...........................      0.62%            0.65%



     Premium taxes may be applicable, depending on the laws of your state.



     The above Table of Expenses is intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. Except as stated in the footnotes below, the Table reflects expenses of the Variable Account and the Funds for the 1999 calendar year. For a more complete description of costs and expenses, see "Charges and Deductions" and the prospectus for each Portfolio.

---------------

(1) A Contingent Deferred Sales Charge (also called a Surrender Charge) is deducted only if a withdrawal or surrender occurs during the first six Contract Years; no Surrender Charge is deducted for a withdrawal or surrender in Contract Years seven and later. For the first Contract Year, the maximum charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year until it is zero in Contract Year seven. The maximum total Surrender Charge will not exceed 8 1/2% of the total premiums received under the Contract. Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn without charge in that Contract Year. (See "Surrender Charge.")


(2) Asset-based administration charge.


(3) Since the Equity 500 Index Portfolio has recently commenced operations, "Other Expenses" is based on estimated amounts the Portfolio expects to pay during the current calendar year. This estimate anticipates an expense reimbursement or fee waiver arrangement for year 2000. Absent this arrangement, estimated Total Fund Annual Expenses would be 0.39%.



(4) For certain Portfolios, expenses were reimbursed or fees waived during 1999. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, Total Fund Annual Expenses would have been 1.21% for the Market Street All Pro Small Cap Value Portfolio, 1.17% for the Strong Mid Cap Growth Fund II Portfolio, 3.23% for the Van Eck Worldwide Real Estate Portfolio, 0.57% for the VIP Fund Equity-Income Portfolio, 0.66% for the VIP Fund Growth Portfolio, 0.63% for the VIP II Fund Asset Manager Portfolio, and 0.67% for the VIP II Fund Contrafund(R) Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1999 for these Portfolios because the level of actual expenses and fees did not exceed the thresholds at which the reimbursement and waiver arrangements would have become operative.



(5) The fee and expense information regarding the Funds was provided by the Funds and has not been independently verified by PLACA. The Market Street Fund is affiliated with PLACA. None of the other Funds is affiliated with PLACA.

EXAMPLES



     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



     1. If you surrender your Contract at the end of the applicable time period:



SUBACCOUNT                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                             ------    -------    -------    --------
Market Street All Pro Large Cap Growth...............  $87.35    $118.35    $156.22    $288.97
Market Street All Pro Large Cap Value................   87.53     118.93     157.20     290.94
Market Street All Pro Small Cap Growth...............   89.41     124.67     166.90     310.37
Market Street All Pro Small Cap Value................   90.26     127.24     171.24     319.00
Market Street Equity 500 Index.......................   81.61     100.70     126.12     227.19
Market Street International..........................   88.19     120.94     160.60     297.78
Market Street Growth.................................   83.49     106.51     136.07     247.85
Market Street Aggressive Growth......................   84.34     109.12     140.52     257.02
Market Street Managed................................   84.34     109.12     140.52     257.02
Market Street Bond...................................   83.87     107.67     138.05     251.93
Market Street Money Market...........................   82.74     104.19     132.10     239.64
Scudder Bond.........................................   84.34     109.12     140.52     257.02
Scudder Growth and Income............................   84.15     108.54     139.54     254.99
Scudder International................................   88.66     122.38     163.03     302.64
OCC Equity...........................................   87.53     118.93     157.20     290.94
OCC Managed..........................................   86.78     116.63     153.30     283.06
OCC Small Cap........................................   87.35     118.35     156.22     288.97
Dreyfus Growth and Income............................   86.41     115.48     151.34     279.09
Dreyfus Zero Coupon 2000.............................   85.00     111.15     143.98     264.09
Dreyfus Socially Responsible ........................   86.41     115.48     151.34     279.09
Federated Fund for U.S. Government Securities II.....   86.88     116.92     153.78     284.04
Federated Utility Fund II............................   87.82     119.79     158.66     293.88
Strong Mid Cap Growth Fund II........................   89.79     125.81     168.83     314.22
Strong Opportunity Fund II...........................   89.70     125.53     168.35     313.26
Van Eck Worldwide Bond...............................   90.45     127.81     172.20     320.90
Van Eck Worldwide Emerging Markets...................   91.58     131.24     177.95     332.26
Van Eck Worldwide Hard Assets........................   90.82     128.96     174.12     324.71
Van Eck Worldwide Real Estate........................   92.52     134.09     182.73     341.63
Fidelity Equity-Income...............................   84.24     108.83     140.03     256.00
Fidelity Growth......................................   85.09     111.43     144.47     265.10
Fidelity High Income.................................   85.47     112.59     146.44     269.12
Fidelity Asset Manager...............................   84.81     110.57     142.99     262.08
Fidelity Contrafund(R)...............................   85.09     111.43     144.47     265.10



     2. If you do not surrender your Contract at the end of the applicable time period:



SUBACCOUNT                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                             ------    -------    -------    --------
Market Street All Pro Large Cap Growth...............  $25.90    $ 79.59    $135.89    $288.97
Market Street All Pro Large Cap Value................   26.10      80.19     136.89     290.94
Market Street All Pro Small Cap Growth...............   28.10      86.16     146.79     310.37
Market Street All Pro Small Cap Value................   29.00      88.84     151.22     319.00
Market Street Equity 500 Index.......................   19.80      61.21     105.16     227.19
Market Street International..........................   26.80      82.28     140.36     297.78
Market Street Growth.................................   21.80      67.26     115.32     247.85
Market Street Aggressive Growth......................   22.70      69.98     119.87     257.02
Market Street Managed................................   22.70      69.98     119.87     257.02

SUBACCOUNT                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                             ------    -------    -------    --------
Market Street Bond...................................  $22.20    $ 68.47    $117.35    $251.93
Market Street Money Market...........................   21.00      64.84     111.27     239.64
Scudder Bond.........................................   22.70      69.98     119.87     257.02
Scudder Growth and Income............................   22.50      69.37     118.86     254.99
Scudder International................................   27.30      83.77     142.84     302.64
OCC Equity...........................................   26.10      80.19     136.89     290.94
OCC Managed..........................................   25.30      77.79     132.91     283.06
OCC Small Cap........................................   25.90      79.59     135.89     288.97
Dreyfus Growth and Income............................   24.90      76.59     130.91     279.09
Dreyfus Zero Coupon 2000.............................   23.40      72.08     123.39     264.09
Dreyfus Socially Responsible ........................   24.90      76.59     130.91     279.09
Federated Fund for U.S. Government Securities II.....   25.40      78.09     133.40     284.04
Federated Utility Fund II............................   26.40      81.08     138.38     293.88
Strong Mid Cap Growth Fund II........................   28.50      87.35     148.76     314.22
Strong Opportunity Fund II...........................   28.40      87.05     148.27     313.26
Van Eck Worldwide Bond...............................   29.20      89.43     152.20     320.90
Van Eck Worldwide Emerging Markets...................   30.40      93.00     158.08     332.26
Van Eck Worldwide Hard Assets........................   29.60      90.62     154.16     324.71
Van Eck Worldwide Real Estate........................   31.40      95.96     162.95     341.63
Fidelity Equity-Income...............................   22.60      69.67     119.36     256.00
Fidelity Growth......................................   23.50      72.38     123.89     265.10
Fidelity High Income.................................   23.90      73.59     125.90     269.12
Fidelity Asset Manager...............................   23.20      71.48     122.39     262.08
Fidelity Contrafund(R)...............................   23.50      72.38     123.89     265.10



     The above Examples provided above assume no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $30 and that the estimated average Contract Account Value per Contract is $10,000, which translates the Annual Administration Fee into an assumed .30% charge for purposes of the Examples based on a $1,000 investment.



     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.

CONTRACT SUMMARY

--------------------------------------------------------------------------------


     THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.


                                  THE CONTRACT


- PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as Contracts which do not qualify for special tax treatment (Non-Qualified Contracts).



To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Maturity Date or the date that you surrender the Contract. For more information about how to purchase a Contract, see "Description of an Annuity Contract -- Purchasing a Contract."



- CANCELLATION (FREE LOOK) PERIOD. You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:



     -- the amount of premiums you paid (including any Contract fees and charges),



        minus



     -- any amounts allocated to the Variable Account


        plus


     -- the Variable Account Value on the date of termination.



In states where required, we will return the premiums that you paid.



- PREMIUMS. We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.



- ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.



We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.



- TRANSFERS. Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We allow only one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred.



- WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.



- SURRENDER. Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form which you may obtain by contacting our Service Center.



- DEATH BENEFIT. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract Years, the death benefit equals the greater of:



     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges), or



     -- the Contract Account Value on the date we receive due proof of the Annuitant's death.


After the end of the sixth Contract Year, the death benefit equals the greatest of:


     -- the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn, or



     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or



     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges).



If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.



If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.



- STEP-UP RIDER. A Step-up Rider provides a guaranteed minimum death benefit if the Annuitant dies before the Maturity Date. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:



     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or



     -- the sum of premiums paid, less any withdrawals (including applicable
        Surrender Charges).

                             CHARGES AND DEDUCTIONS


$ SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.



For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total premiums received under the Contract.



During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totalling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.



$ ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.



$ ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.



$ TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year.



$ MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).



$ INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio which it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.



$ PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct these taxes either:



        -- from premiums as they are received, or



        -- from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option or upon payment of a death benefit.

                               ANNUITY PROVISIONS


- MATURITY DATE. We will apply the Contract Account Value to a Payment Option on the Maturity Date. You may instead elect to receive the Surrender Value on the Maturity Date.



- PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:



        -- Life Annuity,



        -- Life Annuity with 10 Years Guaranteed, and



        -- Alternate Income Option.



     In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.


                               FEDERAL TAX STATUS


     Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. In certain circumstances, a penalty tax may apply.



     WE OFFER OTHER VARIABLE ANNUITIES THAT HAVE DIFFERENT DEATH BENEFITS, FEATURES, AND OPTIONAL PROGRAMS. THESE OTHER ANNUITIES HAVE DIFFERENT CHARGES THAT WOULD AFFECT SUBACCOUNT PERFORMANCE AND CONTRACT ACCOUNT VALUE. PLEASE CONTACT OUR SERVICE CENTER TO OBTAIN MORE INFORMATION ABOUT THESE ANNUITIES.

                 PLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS



PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA (PLACA)



     We are a stock life insurance company and the issuer of the Contract. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312. We are currently licensed to transact life insurance business in 48 states and the District of Columbia. As of December 31, 1999, we had total assets of approximately $1.7 billion.



     We are a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 1999 had total assets of approximately $9.2 billion. On December 31, 1997, we entered into a Support Agreement with PMLIC. Under this agreement, PMLIC agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. PMLIC agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.



     PMLIC also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of PMLIC. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, PMLIC is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.



     We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.



     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.



PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT (VARIABLE ACCOUNT)



     The Providentmutual Variable Annuity Separate Account is a separate investment account that we maintain. The Variable Account was established by our Board of Directors on May 9, 1991 under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.



     We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).

     The Variable Account currently has forty-eight Subaccounts, thirty-three of which are available under the Contracts. They are: All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Equity Index 500; International; Growth; Aggressive Growth; Managed; Bond; Money Market; Scudder Bond; Scudder Growth and Income; Scudder International; OCC Equity; OCC Small Cap; OCC Managed; Dreyfus Growth and Income; Dreyfus Zero Coupon 2000; Dreyfus Socially Responsible; Federated Fund for U.S. Government Securities II; Federated Utility Fund II; Strong Mid Cap Growth Fund II; Strong Opportunity Fund II; Van Eck Worldwide Bond; Van Eck Worldwide Emerging Markets; Van Eck Worldwide Hard Assets; Van Eck Worldwide Real Estate; Fidelity Equity-Income; Fidelity Growth; Fidelity High Income; Fidelity Asset Manager, and Fidelity Contrafund(R). The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.



     The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of PLACA. The assets of each Subaccount may not be charged with liabilities arising out of any other business of PLACA. PLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.


THE FUNDS


     The Variable Account currently invests in Portfolios of various series-type Funds, eleven of which are available under the Contracts: Market Street Fund; Scudder Fund; OCC Trust; Dreyfus Fund; Dreyfus Socially Responsible Fund, Inc.; Federated Series; Strong Fund; Strong Opportunity Fund; Van Eck Trust; VIP Fund; and VIP II Fund. Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.



     The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.



     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.



     In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.



     Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.



     Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.

MARKET STREET FUND



     The All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Growth, Aggressive Growth, Managed, Bond, and Money Market Subaccounts invest in shares of the Market Street Fund. This Fund currently issues eleven "series" or classes of shares, each of which represents interests in a separate Portfolio that corresponds to a Subaccount. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount. Shares of the All Pro Portfolios may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available.



     The investment objectives/policies of the Market Street Fund Portfolios are summarized below.



              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
ALL PRO LARGE CAP GROWTH               - Seeks to achieve long-term capital appreciation by
                                       investing primarily in equity securities of companies among the 750 largest by market capitalization at the time of
                                         purchase that the subadvisers believe show potential for
                                         growth in future earnings.
ALL PRO LARGE CAP VALUE                - Seeks to provide long-term capital appreciation by
                                       investing primarily in undervalued equity securities of
                                         companies among the 750 largest by market capitalization
                                         at the time of purchase that the subadvisers believe offer above-average potential for growth in future earnings.
ALL PRO SMALL CAP GROWTH               - Seeks to achieve long-term capital appreciation by
                                       investing primarily in equity securities of companies
                                         included in the Wilshire 5000 Equity Index at the time of
                                         purchase that the subadvisers believe show potential for
                                         growth in future earnings.
ALL PRO SMALL CAP VALUE                - Seeks to provide long-term capital appreciation by
                                       investing primarily in undervalued equity securities of
                                         companies included in the Wilshire 5000 Equity Index at
                                         the time of purchase that the subadvisers believe offer
                                         above-average potential for growth in future earnings.
EQUITY 500 INDEX                       - Seeks to provide long-term capital appreciation by
                                       investing primarily in common stocks included in the
                                         Standard & Poor's 500 Composite Stock Price Index.
INTERNATIONAL                          - Seeks long-term growth of capital primarily through
                                       investments in a diversified portfolio of marketable equity securities of established foreign companies.
GROWTH                                 - Seeks intermediate and long-term growth of capital by
                                       investing in common stocks of companies that the adviser
                                         believes offer above-average intermediate and long-term
                                         growth potential. Current income is a secondary
                                         consideration.
AGGRESSIVE GROWTH                      - Seeks to achieve a high level of long-term capital
                                       appreciation by investing in securities of a diverse group of smaller emerging companies.
MANAGED                                - Seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments, or a combination of these securities.
BOND                                   - Seeks to generate a high level of current income
                                       consistent with prudent investment risk by investing in a
                                         diversified portfolio of marketable debt securities.
MONEY MARKET                           - Seeks to provide maximum current income consistent with
                                       capital preservation and liquidity by investing in
                                         high-quality money market instruments.



     Market Street Investment Management Company ("MSIM") serves as investment adviser for the All Pro Portfolios. MSIM uses a "manager of managers" approach for the All Pro Portfolios under which

MSIM allocates each Portfolio's assets among one or more "specialist" investment subadvisers. The subadvisers for the All Pro Portfolios are as follows:



              PORTFOLIO                                        SUBADVISERS
              ---------                                        -----------
ALL PRO LARGE CAP GROWTH               - Cohen Klingenstein & Marks, Inc.
                                       - Geewax Terker & Co.

ALL PRO LARGE CAP VALUE                - Equinox Capital Management, Inc.
                                       - Mellon Equity Associates
                                       - Sanford C. Bernstein Company, Inc.

ALL PRO SMALL CAP GROWTH               - Standish Ayer & Wood
                                         Husic Capital Management

ALL PRO SMALL CAP VALUE                - Reams Asset Management Company, LLC
                                         Sterling Capital Management Company



     MSIM also serves as investment adviser for the Equity 500 Index Portfolio and the International Portfolio. MSIM has employed State Street Global Advisers ("State Street") to provide investment subadvisory services in connection with the Equity 500 Index Portfolio. MSIM has employed The Boston Company Asset Management, Inc. ("Boston Company") to provide investment subadvisory services in connection with the Portfolio.



     With respect to the Equity 500 Index Portfolio:



    "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Policy. See "Additional Information -- Standard & Poor's," below which sets forth certain additional disclaimers and limitations of liabilities on behalf of S & P.



     The Growth, Aggressive Growth, Managed, Bond, and Money Market Portfolios of Market Street Fund are advised by Sentinel Advisors Company (SAC).



     In addition to the fee for the investment advisory services that is described in the Market Street Fund prospectus, each Portfolio of the Market Street Fund pays its own expenses generally, including brokerage costs, administrative costs, custodial costs, and legal, accounting and printing costs. However, PMLIC has entered into an agreement with the Market Street Fund whereby it will reimburse each Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.40% of the average daily net assets of each Portfolio, except the Equity 500 Index Portfolio and the International Portfolio. PMLIC will reimburse the Equity 500 Index Portfolio and the International Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.04% and 0.75%, respectively. It is anticipated that this agreement will continue. If it is terminated, Portfolio expenses may increase.



Each of the advisers and subadvisers discussed above is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the "Investment Advisers Act").


SCUDDER VARIABLE LIFE INVESTMENT FUND


     The Scudder Bond Subaccount, Scudder Growth and Income Subaccount, and Scudder International Subaccount invest in shares of corresponding Portfolios of the Scudder Fund. The Scudder Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies.

     The Scudder Fund has seven Portfolios. Only the Bond Portfolio, Growth and Income Portfolio, and International Portfolio are available under the Contracts. Their investment objectives/policies are summarized below:



    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
BOND                 - Seeks to provide a high-level income consistent with a
                       high quality portfolio of debt securities. It does this
                       by using a flexible investment program that emphasizes
                       high-grade bonds.

GROWTH AND INCOME    - Seeks long-term growth of capital, current income, and
                       growth of income. This Portfolio primarily invests in
                       common stocks, preferred stocks, and securities
                       convertible to common stocks.

INTERNATIONAL        - Seeks long-term growth of capital primarily through
                       diversified holdings of marketable foreign equity
                       investments. The Portfolio invests in common stocks of
                       established companies, listed on foreign exchanges.




     Scudder Kemper Investments, Inc., an investment adviser registered with the SEC under the Investment Advisers Act, manages daily investments and business affairs of the Scudder Fund.


OCC ACCUMULATION TRUST


     The OCC Equity Subaccount, OCC Managed Subaccount, and OCC Small Cap Subaccount invest in shares of corresponding portfolios of the OCC Trust. Shares of the OCC Trust are sold to separate accounts of life insurance companies established to fund variable annuity contracts.



     The OCC Trust currently has seven Portfolios. Only the Equity Portfolio, Managed Portfolio, and Small Cap Portfolio are available for investment under the Contracts. Their investment objectives/policies are summarized below:



    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
EQUITY               - Seeks long-term capital appreciation through investment
                       in a diversified portfolio consisting primarily of equity
                       securities selected on the basis of a value-oriented
                       approach to investing.

MANAGED              - Seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash
                       equivalents, the percentages of which will vary over time
                       based on the investment manager's assessments of relative
                       investment values.

SMALL CAP            - Seeks capital appreciation through investment in a
                       diversified portfolio consisting primarily of equity
                       securities of companies with market capitalizations of
                       under $1 billion.



     The OCC Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital. Oppenheimer Capital is a subsidiary of PIMCO Advisors L.P. OpCap Advisors is registered as an investment adviser under the Investment Advisers Act.



DREYFUS VARIABLE INVESTMENT FUND AND THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



     The Dreyfus Growth and Income Subaccount and Dreyfus Zero Coupon 2000 Subaccount invest in shares of corresponding Portfolios of the Dreyfus Fund. The Dreyfus Socially Responsible Subaccount invests in shares of the Dreyfus Socially Responsible Fund. These Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

     The investment objectives/policies of these Funds are summarized below:



    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
GROWTH AND INCOME    - Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To
                       pursue this goal, it invests in stocks, bonds and money
                       market instruments of domestic and foreign issuers.

ZERO COUPON 2000     - Seeks as high an investment return as is consistent with the preservation of capital. This Portfolio invests
                       primarily in debt obligations issued by the U.S.
                       government and its agencies and instrumentalities that
                       have been stripped of their unmatured interest coupons,
                       and interest coupons that have been stripped from these
                       debt obligations. This Portfolio will invest at least 65%
                       of its assets in zero coupon securities which will mature
                       on or about December 31, 2000.

SOCIALLY             - The Fund seeks to provide capital growth, with current
RESPONSIBLE            income as a secondary goal. To pursue these goals, the
                       Fund invests primarily in the common stock of companies
                       that, in the opinion of the Fund's management, meet
                       traditional investment standards and conduct their
                       business in a manner that contributes to the enhancement
                       of the quality of life in America.



     The Dreyfus Corporation ("Dreyfus") serves as adviser to these Portfolios and Fund. NCM Capital Management Group, Inc. ("NCM"), serves as subadviser to the Dreyfus Socially Responsible Portfolio and provides day-to-day management of its securities holdings. Dreyfus and NCM are registered as investment advisers under the Investment Advisers Act.


FEDERATED INSURANCE SERIES


     The Federated Fund for U.S. Government Securities II Subaccount and the Federated Utility Fund II Subaccount invest in shares of corresponding Portfolios of the Federated Series. The Federated Series is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance.



     The Federated Series currently consists of twelve Portfolios. The Fund for U.S. Government Securities II Portfolio and Utility Fund II Portfolio are available under the Contracts. Their investment objectives/policies are summarized below:



          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES




FUND FOR U.S. GOVERNMENT         - Seeks to provide current income. This
SECURITIES II                      Portfolio invests primarily in securities
                                   which are guaranteed as to payment of
                                   principal and interest by the U.S.
                                   Government, its agencies, or
                                   instrumentalities.



UTILITY FUND II                  - Seeks to achieve high current income and
                                   moderate capital appreciation. This Portfolio invests primarily in equity and debt securities of utility companies.



     Federated Investment Management Company ("Federated") serves as adviser to these Portfolios. Federated Global Investment Management Corp. ("Federated Global") serves as subadviser to the Utility Fund II. Federated and Federated Global are registered investment advisers under the Investment Advisers Act.

STRONG VARIABLE INSURANCE FUNDS, INC.



     The Strong Mid Cap Growth Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Fund. Strong Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.



     Strong Fund issues a number of "series" or classes of shares, each of which represents an interest in a separate investment portfolio within the Strong Fund. One of the series is available for investment under the Contract: Strong Mid Cap Growth Fund II.



     The investment objectives/policies of this Portfolio are summarized below:



          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES



STRONG MID CAP GROWTH FUND II    - Seeks capital growth by investing at least
                                   65% of its assets in stocks of
                                   medium-capitalization companies that the
                                   Portfolio's managers believe have favorable prospects for accelerating growth of earnings, but are selling at reasonable valuations based on earnings, cash flow, or asset value.



     Strong Mid Cap Growth Fund II is managed by Strong Capital Management, Inc. This adviser is registered with the SEC as an investment adviser under the Investment Advisers Act.



STRONG OPPORTUNITY FUND II, INC.



     The Strong Opportunity Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Opportunity Fund. Strong Opportunity Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.



     The investment objectives/policies of the Strong Opportunity Fund II are summarized below:



          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES



STRONG OPPORTUNITY FUND II       - Seeks capital growth by investing primarily
                                   in stocks of medium-capitalization companies that the Portfolio's managers believe are underpriced, yet have attractive growth prospects.



     Strong Opportunity Fund II is managed by Strong Capital Management, Inc.


VAN ECK WORLDWIDE INSURANCE TRUST


     The Van Eck Worldwide Bond, Van Eck Worldwide Emerging Markets, Van Eck Worldwide Hard Assets, and Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the corresponding Portfolios of the Van Eck Trust.



     The investment objectives/policies of the Portfolios of Van Eck Trust are summarized below:



          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES



WORLDWIDE BOND                   - Seeks high total return through a flexible
                                   policy of investing globally, primarily in debt securities. Total return consists of current income and capital appreciation. This Portfolio attempts to achieve its investment objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return.



WORLDWIDE EMERGING
  MARKETS                        - Seeks long-term capital appreciation by
                                   investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS            - Seeks long-term capital appreciation by
                                   investing globally, primarily in "Hard Assets Securities." Hard Assets Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production, or distribution of one or more of the following (together, Hard Assets): (a) precious metals, (b) ferrous and non-ferrous metals, (c) gas, petroleum, petrochemicals, or other hydrocarbons, (d) forest products,
                                   (e) real estate, and (f) other basic
                                   non-agricultural commodities. Income is a secondary consideration.



WORLDWIDE REAL ESTATE            - Seeks to maximize total return by investing
                                   primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.



     The investment adviser for the Van Eck Worldwide Bond, Worldwide Hard Assets, and Worldwide Real Estate Portfolios is Van Eck Associates Corporation ("Van Eck Associates"). The investment adviser for the Van Eck Worldwide Emerging Markets Portfolio is Van Eck Global Asset Management (Asia) Limited, a wholly-owned investment adviser subsidiary of Van Eck Associates. Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act.



VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II



     The Fidelity Equity-Income Subaccount, Fidelity Growth Subaccount, and Fidelity High Income Subaccount invest in shares of corresponding Portfolios of the VIP Fund. The Fidelity Asset Manager Subaccount and Fidelity Contrafund(R) Subaccount invest in shares of corresponding Portfolios of the VIP II Fund. The VIP Fund and the VIP II Fund each offer insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.



     The VIP Fund and the VIP II Fund issue a number of "series" or classes of shares, each of which represents an interest in a separate Portfolio within the VIP Fund or VIP II Fund. Three of the VIP Fund series are available for investment under the Contract: VIP Equity-Income Portfolio; VIP Growth Portfolio; and VIP High Income Portfolio. Two of the VIP II Fund Series are available for investment under the Contract: VIP II Asset Manager Portfolio and VIP II Contrafund(R) Portfolio.



     The investment objectives/policies of these Portfolios are summarized below:



          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES



VIP EQUITY-INCOME                - Seeks reasonable income by investing
                                   primarily in income-producing equity
                                   securities. In choosing these securities, the Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard & Poor's 500 Composite Stock Price Index.



VIP GROWTH                       - Seeks to achieve capital appreciation. The
                                   Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds, and preferred stocks.

VIP HIGH INCOME                  - Seeks to obtain a high level of current
                                   income by investing primarily in
                                   high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.



VIP II ASSET MANAGER             - Seeks to obtain high total return with
                                   reduced risk over the long-term by allocating assets among stocks, bonds, and short-term money market instruments.



VIP II CONTRAFUND(R)             - Seeks capital appreciation by investing in
                                   securities of companies where value is not fully recognized by the public.



     The Portfolios of the VIP Fund and VIP II Fund are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). FMR (U.K.) and FMR Far East provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe; FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.



     Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act.



     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.



     Each of these Portfolios also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR, under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.



THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.



     You should read the prospectuses for the Portfolios carefully before investing. You can find more detailed information about the Portfolios' investment objectives, policies and restrictions, expenses, investment advisory services, charges, and investment risks in the current prospectus for each Fund which accompanies this prospectus and the current SAI for each Fund.



     Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.



     Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.



     We may receive compensation from the investment adviser of a Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

RESOLVING MATERIAL CONFLICTS


     The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by PLACA or PMLIC, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to retirement plans qualifying under section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.



     We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


     We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the Portfolios available within the Variable Account. If the shares of any Portfolio are no longer available for investment, or for any other appropriate reason, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. The substituted fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. We will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.



     Furthermore, we may close Subaccounts to allocations of premiums or Contract Account Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.



     We also reserve the right to establish additional Subaccounts, each of which would invest in shares corresponding to an existing or new Portfolio. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us.



     If any of these substitutions or changes are made, we may by appropriate endorsement change the Contract to reflect the substitution or change. If we deem it to be in the best interest of Owners and Annuitants, subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under the 1940 Act if registration is no longer required, or combined with our other separate accounts.


                        DESCRIPTION OF ANNUITY CONTRACT


PURCHASING A CONTRACT



     To purchase a Contract, you must submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract.



     We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.



CANCELLATION (FREE-LOOK) PERIOD



     The Contract provides for an initial Cancellation Period. You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to the sum of: (1) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (2) the Variable Account Value on the date of termination (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account). In states that require it, we will refund the premiums paid.


PREMIUMS


     We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date. Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.



     In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."



ALLOCATION OF NET PREMIUMS



     We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center. (This allocation may be delayed for 15 days in some cases as discussed below.)



     If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.



     You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. As described above, in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premium is allocated at the end of the Valuation Period in which the subsequent premium is received by us in the same manner, unless the allocation percentages are changed. Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.


     Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.


VARIABLE ACCOUNT VALUE


     The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.



     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.



     Accumulation Units. For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.



     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the Application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.



     The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.



     Net Investment Factor. The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:


          (a) is the net result of:

             1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

             2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

             3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus


             4. any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

             5. the amount charged for mortality and expense risk for that
                Valuation Period; minus

             6. the amount charged for administration for that Valuation Period;
                and

          (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE


     Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.



     Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred.



     Telephone Transfers. We may accept telephone instructions from you or an authorized third party regarding transfers, dollar cost averaging, and automatic asset rebalancing, subject to the following conditions:



     1. You must complete and sign our telephone request form and send it to us. You also may authorize us in the Application or by Notice to act upon transfer instructions given by telephone.



     2. You may designate in the telephone request form a third party to act on your behalf in making telephone requests.



     We reserve the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.



     We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape-recording of the instructions given by telephone. If we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures.



     Automatic Asset Rebalancing. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice or telephone as described above is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.



     Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone if you have previously authorized us to take telephone instructions. Automatic Asset Rebalancing transfers do not count as one of the 12 free transfers available during any Contract Year. We reserve the right to suspend Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you.



     Advance Orders of Transfers. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.



     Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.


DOLLAR COST AVERAGING


     The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.



     You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")



     You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.



     After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers have been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.



     Transfers made under the Dollar Cost Averaging program will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering automatic transfers upon 30 days' written notice to you.

WITHDRAWALS AND SURRENDER


     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should contact your plan administrator.



     The minimum amount which may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000. We will treat a withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")



     You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.



     A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")



     Systematic Withdrawals. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.



     Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount which you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")



     We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.



     As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.



     You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you.

     Charitable Remainder Trust Rider. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/ withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or (2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.



     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form which you can request from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")



     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.



     In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.



     Contract Termination. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;


     1. no premiums have been paid for at least two years;

     2. the Contract Account Value is less than $2,000; and


     3. the total premiums paid, less any partial withdrawals, are less than $2,000.



     We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us. (Termination of the Contract under this provision is not permitted in New Jersey.)


DEATH BENEFIT BEFORE MATURITY DATE


     We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.



     Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of: (1) the premiums paid, less any withdrawals (including applicable Surrender Charges); or

(2) the Contract Account Value on the date we receive due proof of Annuitant's death. After the end of the sixth Contract Year, the death benefit is equal to the greatest of:



          1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or



          2. the Contract Account Value on the date we receive due proof of the Annuitant's death; or



          3. the premiums paid, less any withdrawals (including applicable Surrender Charges).



The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.



     There is no death benefit payable if the Annuitant dies after the Maturity Date.



     Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.



     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary. Joint Owners must be husband and wife as of the Contract Date.



     If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.


     Other rules may apply to a Qualified Contract.


     Step-up Rider. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater. This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. Premiums paid between the six year Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.


PROCEEDS ON MATURITY DATE


     Subject to our approval and state law you select the Maturity Date.



     Contract Account Value is applied to purchase a Payment Option as of the Maturity Date. If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date. In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")



     You may change the Maturity Date subject to these limitations:



     1. Notice is received at our Service Center at least 30 days before the current Maturity Date;

     2. The new Maturity Date is at least 30 days after we receive the change request; and



     3. The new Maturity Date is not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.


PAYMENTS


     Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:



     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;



     2. the SEC permits by an order the postponement for the protection of Owners; or


     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.


     If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.



     We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.


MODIFICATION


     Upon notice to you, we may modify the Contract, if a modification:



     1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or



     2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or


     3. is necessary to reflect a change in the operation of the Variable Account; or


     4. provides other Subaccounts and/or Guaranteed Account options.



     In the event of a modification, we will make appropriate endorsement to the Contract.


REPORTS TO CONTRACT OWNERS


     At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.


CONTRACT INQUIRIES


     Inquiries regarding a Contract may be made by writing to us at our Service Center.


                             THE GUARANTEED ACCOUNT


     You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES


     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred. At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.



     For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium Payments and for transfers of Contract Account Value.



     We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).


CALCULATION OF GUARANTEED ACCOUNT VALUE


     The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.


TRANSFERS FROM GUARANTEED ACCOUNT


     Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL


     We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.


                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


     General. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.



     Charges for Withdrawal or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:


CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        6%
          2                        5
          3                        4
          4                        3
          5                        2
          6                        1
     7 and after                   0


     We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.



     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.



     When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.



     Free Withdrawal Amount Charge. Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.



     After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge. Only the excess amount will be subject to the Surrender Charge.


ADMINISTRATIVE CHARGES


     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract. The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value. Some states may limit the amount of the Annual Administration Fee. No Annual Administration Fee is payable during the annuity period.



     Asset-Based Administration Charge. To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.



     The Contracts are administered by PMLIC pursuant to a Service Agreement between PMLIC and ourselves. Under the agreement, PMLIC also maintains records of transactions relating to the Contracts and provides other services.



     Transfer Processing Fee. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not expect a profit from this fee.


MORTALITY AND EXPENSE RISK CHARGE


     To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).



     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses. If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.



INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS



     Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.


PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.



     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.


OTHER TAXES


     Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account, if any, may also be made.


                                PAYMENT OPTIONS


     The Contract ends on the Maturity Date. At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum. If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.



     Before the Maturity Date, you can have the Surrender Value applied under a Payment Option. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary. Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.



     Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.



     The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.



ELECTION OF PAYMENT OPTIONS



     A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.



     An election of option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.



     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.



     In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.



DESCRIPTION OF PAYMENT OPTIONS



     Option A -- Life Annuity Option. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of this present value will be at 3% which is the rate of interest assumed in computing the amount of annuity payments.



     The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age, only. Age is determined from the nearest birthday at the due date of the first payment.



     Alternate Income Option. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an Alternate Income Option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. These rates are 4% higher than our standard immediate annuity rates.


                            YIELDS AND TOTAL RETURNS


     From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, standard annual total returns and non-standard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the SAI.



     Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.


     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, respectively, the total returns for these periods are provided. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).



     In addition to the versions described above, total return performance information computed on other versions may be used in advertisements and sales literature. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. Total return information will be higher when the Surrender Charge is excluded than when it is included.



     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the SAI.



     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in major categories of investment objectives on an industry-wide basis.



     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.



     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.



     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION


     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS").



     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on PLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


TAX STATUS OF THE CONTRACTS


     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.



     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.



     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how the Owner's interest in the Contract will be distributed in the event of the Owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.


TAXATION OF ANNUITIES -- IN GENERAL



     We believe that if an Owner is a natural person, the Owner will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in retirement generally is treated as a distribution.)


TAXATION OF NON-QUALIFIED CONTRACTS


     Non-Natural Person. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.



     Withdrawals and Surrenders. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.



     Penalty Tax on Certain Withdrawals and Surrenders. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:


     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.



     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here. An Owner contemplating any transfer, assignment, or exchange should consult a tax adviser as to these tax consequences.



     Multiple Contracts. All annuity contracts that are issued by PLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.


TAXATION OF QUALIFIED CONTRACTS


     The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.



     The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.



     Distributions. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.



     Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.



     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.



     Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There may be legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from savings incentive match plans for employees (SIMPLE), which allow certain small employers to make contributions to IRAs on behalf of their employees. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs.



     Roth IRAs. Effective January 1, 1998, section 408A of the Code has permitted certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Generally, income on undistributed amounts accumulated under Roth IRAs is exempt from federal income tax. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are also not subject to tax. "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59 1/2;
(2) to the beneficiary of the owner after the owner's death; (3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."



     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security ) tax.



     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on elective contributions may not be distributed in the case of hardship.


WITHHOLDING


     Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.



     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is the taxable portion of any distribution from these plans, except for certain distributions such as minimum distributions required by the Code, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another section 401(a) or section 403(b) plan (as applicable) or to an IRA.


POSSIBLE CHANGES IN TAXATION


     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


OTHER TAX CONSEQUENCES


     As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.


                           DISTRIBUTION OF CONTRACTS


     The Contracts are offered to the public on a continuous basis. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to do so. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly-owned indirect subsidiary of PMLIC and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the National Association of Securities Dealers, Inc.



     1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and ourselves. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717. 1717 receives the full commissions on Contracts sold by its registered representatives. Nonaffiliated broker-dealers receive full commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 7% of premiums.



     Compensation may be paid in the form of non-cash compensation, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.


                               LEGAL PROCEEDINGS


     PMLIC and its subsidiaries, like other life insurance companies, are from time to time involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC and PLACA believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on either of them or the Variable Account.



                            VOTING PORTFOLIO SHARES



     Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.



     We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which your Variable Account Value is allocated. Your voting interest terminates on the Maturity Date or surrender of the Contract.



     The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

     If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.



     Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.


                              FINANCIAL STATEMENTS


     Our audited statements of financial condition as of December 31, 1999 and 1998, and the related statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 1999, as well as the Report of Independent Accountants, are contained in the SAI. The audited statements of assets and liabilities for the Variable Account as of December 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, are also included in the SAI.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Additional Contract Provisions..............................     S-2
     The Contract...........................................     S-2
     Incontestability.......................................     S-2
     Misstatement of Age or Sex.............................     S-2
     Non-Participation......................................     S-2
Calculation of Yields and Total Returns.....................     S-2
     Money Market Subaccount Yields.........................     S-3
     Other Subaccount Yields................................     S-4
     Average Annual Total Returns...........................     S-4
     Other Total Returns....................................     S-8
     Effect of the Administration Fee on Performance Data...    S-10
Termination of Participation Agreements.....................    S-10
Standard & Poor's...........................................    S-13
Safekeeping of Account Assets...............................    S-13
State Regulation............................................    S-14
Records and Reports.........................................    S-14
Legal Matters...............................................    S-14
Experts.....................................................    S-14
Other Information...........................................    S-14
Financial Statements........................................    S-14

                                                                      APPENDIX A

                              FINANCIAL HIGHLIGHTS


     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."



     The table below sets forth certain information regarding the Subaccounts as of December 31, 1999. As of December 31, 1999, the Strong Mid Cap Growth Fund II Subaccount and the Strong Opportunity Fund II Subaccount had not commenced operations. Accordingly, condensed financial information was not available for these Subaccounts.


                           UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS
                             AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF
       SUBACCOUNT           12/31/99        12/31/99         12/31/98        12/31/98         12/31/97        12/31/97
       ----------          ----------   -----------------   ----------   -----------------   ----------   -----------------
Market Street All Pro
 Large Cap Growth........     721.62        16,594.64          583.02         3,398.61
Market Street All Pro
 Large Cap Value.........     490.76        10,251.06          490.39         3,752.20
Market Street All Pro
 Small Cap Growth........     919.80        15,683.15          485.44         2,787.56
Market Street All Pro
 Small Cap Value.........     370.54         8,460.21          408.65         2,343.81
Market Street Equity 500
 (formerly Fidelity Index
 500)....................   1,636.75        91,709.23        1,377.32        61,689.14        1,080.42        48,054.18
Market Street
 International...........     975.06        22,407.12          764.54        22,728.56          704.02        23,495.92
Market Street Growth.....   1,082.22        36,535.03        1,065.67        34,680.05          950.55        32,051.38
Market Street Aggressive
 Growth..................   1,014.50        12,579.61          887.21        12,301.49          833.15        11,389.39
Market Street Managed....     861.32        17,728.19          866.94        18,219.44          781.27        16,899.90
Market Street Bond.......     608.19        21,753.98          637.92        18,437.76          597.74        10,217.64
Market Street Money
 Market..................     618.73        77,880.41          598.06        62,328.14          575.95        45,925.41
Scudder Bond.............     610.50        19,173.00        1,181.96        19,823.89        1,071.54        19,067.19
Scudder Growth and
 Income..................   1,006.14        21,851.23          724.89        22,809.77          808.05        22,411.36
Scudder International....   1,140.30        20,743.49        1,117.54        53,641.58        1,057.94        54,119.40
OCC Equity...............   1,195.14        18,277.71          625.13        17,333.39          594.92        13,308.44
OCC Managed..............   1,157.06        42,989.61          748.08        19,335.69          641.18        16,570.16
OCC Small Cap............     701.71        19,273.71          962.07        22,590.73          913.35        17,259.20
Dreyfus Growth and
 Income..................   1,124.52        20,385.92          975.63        20,073.85          884.85        19,203.03
Dreyfus Zero Coupon
 2000....................     621.94        13,555.84          614.21        12,081.33          580.67        10,024.98
Dreyfus Socially
 Responsible.............   1,503.98        15,371.49        1,172.49         9,357.48          918.99         5,878.19
Federated U.S. Government
 Securities II...........     606.11        17,731.89          618.36        15,015.43          582.47         6,129.09
Federated Utility Fund
 II......................     890.32        11,493.39          886.67        11,449.65          789.26         6,448.18
Van Eck Worldwide Bond...     535.14         3,677.74          345.27           791.04
Van Eck Worldwide
 Emerging Markets........     587.10        11,368.57          297.26         1,094.81
Van Eck Worldwide Hard
 Assets..................     411.96         1,882.22          588.75           430.59
Van Eck Worldwide Real
 Estate..................     411.36         1,158.87          425.72           396.85
Fidelity -- Equity-Income...  1,168.00      85,196.19        1,113.96        78,563.14        1,011.99        73,730.38
Fidelity -- Growth.......   1,688.61        95,738.72        1,245.95        74,160.15          905.80        67,965.10
Fidelity -- High
 Income..................     792.88        28,780.47          743.43        26,474.33          788.02        21,860.95
Fidelity -- Asset
 Manager.................     948.86        49,766.45          866.16        42,506.75          763.46        37,474.25
Fidelity -- Contrafund(R)...  1,382.01      63,090.61        1,127.92        46,442.16          879.99        38,683.95

                           UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS
                             AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF
       SUBACCOUNT           12/31/96        12/31/96         12/31/95        12/31/95         12/31/94        12/31/94
       ----------          ----------   -----------------   ----------   -----------------   ----------   -----------------
Market Street All Pro
 Large Cap Growth........
Market Street All Pro
 Large Cap Value.........
Market Street All Pro
 Small Cap Growth........
Market Street All Pro
 Small Cap Value.........
Market Street Equity 500
 (formerly Fidelity Index
 500)....................    831.78         27,336.86         686.64         10,496.23         507.68          3,571.24
Market Street
 International...........    651.04         23,424.42         595.43         17,907.81         528.22         15,548.80
Market Street Growth.....    775.34         26,301.47         657.63         18,875.42         511.45         12,476.41
Market Street Aggressive
 Growth..................    697.07          9,335.43         584.65          6,154.75         522.44          2,846.86
Market Street Managed....    653.55         13,564.35         592.07          9,803.13         482.84          8,582.76
Market Street Bond.......    553.59          7,672.67         545.35          4,938.33         459.55          3,487.30
Market Street Money
 Market..................    554.47         45,000.79         534.58         30,689.17         513.30         16,531.43
Scudder Bond.............    858.13         12,563.72         572.66         11,392.30         515.26          2,813.10
Scudder Growth and
 Income..................    670.35         16,021.07         724.69         27,336.42         503.97          8,553.37
Scudder International....    877.27         43,626.63         545.82          6,615.25
OCC Equity...............    553.18         10,238.78         705.50          7,248.38         468.40          4,419.73
OCC Managed..............    596.09          9,325.04         526.65          1,170.05             --                --
OCC Small Cap............    709.94          6,349.82         589.44            978.99         504.88         15,233.99
Dreyfus Growth and
 Income..................    772.15         16,123.15         648.54          3,543.50             --                --
Dreyfus Zero Coupon
 2000....................    550.29          8,998.27         544.02          5,157.10         467.73          3,101.11
Dreyfus Socially
 Responsible.............    725.61          2,403.71         607.04            211.32             --                --
Federated U.S. Government
 Securities II...........    544.01          3,591.63         529.49            888.69             --                --
Federated Utility Fund
 II......................    632.04          4,346.85         574.58          1,076.36             --                --
Van Eck Worldwide Bond...
Van Eck Worldwide
 Emerging Markets........
Van Eck Worldwide Hard
 Assets..................
Van Eck Worldwide Real
 Estate..................
Fidelity -- Equity-Income    801.08         61,560.52         710.92         38,336.60         533.64         16,111.04
Fidelity -- Growth.......    743.89         59,854.74         657.74         34,695.62         492.73         19,272.81
Fidelity -- High
 Income..................    679.15         14,990.01         604.03          7,048.75         507.88          4,060.78
Fidelity -- Asset
 Manager.................    641.70         32,768.43         567.88         28,966.21         492.38         28,637.01
Fidelity -- Contrafund(R)    718.85         23,454.47         601.00          7,495.00             --                --

                           UNIT VALUE    NUMBER OF UNITS
                             AS OF      OUTSTANDING AS OF
       SUBACCOUNT           12/31/93        12/31/93
       ----------          ----------   -----------------
Market Street All Pro
 Large Cap Growth........
Market Street All Pro
 Large Cap Value.........
Market Street All Pro
 Small Cap Growth........
Market Street All Pro
 Small Cap Value.........
Market Street Equity 500
 (formerly Fidelity Index
 500)....................    509.51            818.51
Market Street
 International...........    534.25          2,539.74
Market Street Growth.....    506.46          3,168.61
Market Street Aggressive
 Growth..................    529.79            452.21
Market Street Managed....    498.70          2,536.72
Market Street Bond.......    493.74          1,656.64
Market Street Money
 Market..................    501.47          4,652.76
Scudder Bond.............    503.29            313.68
Scudder Growth and
 Income..................    516.26            842.45
Scudder International....
OCC Equity...............    498.86            726.58
OCC Managed..............        --                --
OCC Small Cap............    498.94          2,723.17
Dreyfus Growth and
 Income..................        --                --
Dreyfus Zero Coupon
 2000....................    493.62            113.90
Dreyfus Socially
 Responsible.............        --                --
Federated U.S. Government
 Securities II...........        --                --
Federated Utility Fund
 II......................        --                --
Van Eck Worldwide Bond...
Van Eck Worldwide
 Emerging Markets........
Van Eck Worldwide Hard
 Assets..................
Van Eck Worldwide Real
 Estate..................
Fidelity -- Equity-Income    505.43          2,674.86
Fidelity -- Growth.......    499.75          2,368.98
Fidelity -- High
 Income..................    523.11            298.26
Fidelity -- Asset
 Manager.................    531.69          2,806.80
Fidelity -- Contrafund(R)        --                --

               PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT


                                  (REGISTRANT)


              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

                                  (DEPOSITOR)


                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT



     This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Providentmutual Life and Annuity Company of America ("PLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2000 and the prospectuses for Market Street Fund, Inc.; Scudder Variable Life Investment Fund; OCC Accumulation Trust; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Federated Insurance Series; Strong Variable Insurance Funds, Inc.; Strong Opportunity Fund II, Inc.; Van Eck Worldwide Insurance Trust; Variable Insurance Products Fund; and Variable Insurance Products Fund II. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.



      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2000


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*


  ADDITIONAL CONTRACT PROVISIONS (22-35)......................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS (35-36).............   S-2
       Money Market Subaccount Yields.........................   S-3
       Other Subaccount Yields................................   S-4
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-8
       Effect of the Administration Fee on Performance Data...  S-10
  TERMINATION OF PARTICIPATION AGREEMENTS.....................  S-10
  STANDARD & POOR'S...........................................  S-13
  SAFEKEEPING OF ACCOUNT ASSETS...............................  S-13
  STATE REGULATION............................................  S-14
  RECORDS AND REPORTS.........................................  S-14
  LEGAL MATTERS (41)..........................................  S-14
  EXPERTS.....................................................  S-14
  OTHER INFORMATION...........................................  S-14
  FINANCIAL STATEMENTS (42)...................................  S-14
  FINANCIAL STATEMENTS INDEX (Appendix A).....................   F-1


---------------


* Numbers in parentheses refer to corresponding pages of the prospectus for the Contract.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT


     The entire contract between you and us is made up of the Contract and your Application. The statements made in the Application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.


INCONTESTABILITY


     We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.


MISSTATEMENT OF AGE OR SEX


     If the age or sex of the Annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age and sex.



     If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.



     If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.


NON-PARTICIPATION


     The Contract is not eligible for dividends and will not participate in our divisible surplus.


                    CALCULATION OF YIELDS AND TOTAL RETURNS


     From time to time, we may disclose historical performance data for the Subaccounts including yields, effective yields, annual total returns, and other measures of performance. This performance data will be computed, or accompanied by performance data computed, in accordance with SEC standards.



     Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. In addition, calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of the premium depending on the state in which the Contract is sold.



     The Funds have provided all performance information for the Portfolios, including the Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Market Street Fund is affiliated with PLACA. None of the other Funds is affiliated with PLACA. While PLACA has no reason to doubt the accuracy of the figures provided by these non-affiliated Funds, PLACA does not represent that they are true and complete, and disclaims all responsibility for these figures.



     PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS.

MONEY MARKET SUBACCOUNT YIELDS


     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the Money Market Portfolio or on its portfolio securities.



     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Annual Administration Fee; (2) the Asset-Based Administration Charge; and (3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Administration Fee deducted at the end of each Contract Year. Current yield will be calculated according to the following formula:


     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:


     NCS = the net change in the value (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.


     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.


     UV  = the unit value on the first day of the seven-day period.


     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:


     NCS = the net change in the value (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.


     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.


     UV  = the unit value on the first day of the seven-day period.



     The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.



     The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 1999 were 3.81% and 3.88%, respectively.


OTHER SUBACCOUNT YIELDS


     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.



     The yield is computed by dividing: (1) the net investment income of the Portfolio attributable to the Subaccount's Accumulation Units less Subaccount expenses for the period; by (2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period. This number is then compounded for a six-month period and multiplied by 2. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an Annual Administration Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:



     Yield = 2 (((NI - ES)/(U X UV)) + 1)(6) - 1


     Where:


     NI   = net investment income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.


     ES   = expenses of the Subaccount for the 30-day or one-month period.


     U    = the average number of Accumulation Units outstanding.



     UV = the unit value at the close of the last day in the 30-day or one-month period.



     A Subaccount's yield is affected by changes in interest rates, the average portfolio maturity of a Portfolio, the types and quality of portfolio securities held by the Portfolio, and a Portfolio's operating expenses.



     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.


AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.


     Until a Subaccount has been in operation for 10 years, PLACA will include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Market Street Fund International, Growth, Aggressive Growth, Managed, Bond, and Money Market Subaccounts may include information for the period before any contracts were registered under the Securities Act of 1933 from the inception of these Subaccounts (April 14, 1992) to December 31, 1992, with the level of Contract charges currently in effect.



     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication.



     Average annual total returns will be calculated using Subaccount unit values based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the Annual Administration Fee is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average administration fee per ]dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period during the first six Contract Years. The total return will then be calculated according to the following formula:


     TR  = ((ERV/P)1/N) - 1

     Where:


     TR  = the average annual total return



     ERV = the ending redeemable value (net of Subaccount recurring charges and any applicable Surrender Charge) of the hypothetical account at the end of the period.


     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.


     Based on the foregoing calculations, average annual total return information for the Subaccounts is as follows:



                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/99
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)           12/31/99          12/31/99           THAN 10 YEARS)
-----------------------------------------        --------------    --------------    ----------------------
MARKET STREET FUND, INC.
  All Pro Large Cap Growth (May 29, 1998)......       16.06%                                  25.80%
  All Pro Large Cap Value (May 22, 1998).......       (6.21)%                                 (3.48)%
  All Pro Small Cap Growth (May 29, 1998)......       77.83%                                  48.50%
  All Pro Small Cap Value (May 29, 1998).......      (15.05)%                                (17.08)%
  Equity 500 Index(1) (October 1, 1993)........       13.20%           26.03%                 14.73%
  International (April 14, 1992)...............       21.51%           12.65%                 11.52%
  Growth (April 14, 1992)......................       (3.30)%          15.80%                 11.67%
  Aggressive Growth (April 14, 1992)...........        8.92%           13.81%                  9.62%
  Managed (April 14, 1992).....................       (5.41)%          11.88%                  9.68%
  Bond (April 14, 1992)........................       (9.24)%           5.33%                  4.34%
  Money Market (April 14, 1992)................       (1.49)%           3.36%                  2.82%

                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/99
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)           12/31/99          12/31/99           THAN 10 YEARS)
-----------------------------------------        --------------    --------------    ----------------------
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond (October 1, 1993).......................       (7.02)%           5.01%                  2.93%
  Growth and Income (May 8, 1995)..............       (0.41)%                                 15.51%
  International (May 8, 1995)..................       45.28%                                  18.66%

OCC ACCUMULATION TRUST
  Equity (September 15, 1994)..................       (3.72)%          17.96%                 16.34%
  Managed (September 15, 1994).................       (1.41)%          17.67%                 15.58%
  Small Cap (September 15, 1994)...............       (7.84)%           6.42%                  6.01%

DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income (May 8, 1995)..............        9.79%                                  18.28%
  Zero Coupon 2000 (October 1, 1993)...........       (3.58)%           5.43%                  3.30%

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Socially Responsible (May 8, 1995)...........       22.21%                                  25.98%

FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II (May
     8, 1995)..................................       (6.68)%                                  3.56%
  Utility Fund II (May 8, 1995)................       (4.39)%                                 12.57%

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (July 5, 1996)................      (13.48)%                                  0.88%
  Worldwide Emerging Markets (July 5, 1996)....       88.33%                                   3.62%
  Worldwide Hard Assets (July 5, 1996).........       13.66%                                  (6.50)%
  Worldwide Real Estate (May 1, 1998)..........       (8.01)%                                (13.82)%

VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income (October 1, 1993)..............       (0.15)%          16.59%                 14.30%
  Growth (October 1, 1993).....................       29.14%           27.59%                 21.34%
  High Income (October 1, 1993)................        1.57%            8.91%                  7.44%

VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager (October 1, 1993)..............        4.33%           13.64%                 10.59%
  Contrafund(R) (May 8, 1995)..................       16.73%                                  23.68%


---------------

(1) As of February 7, 2000, shares of the Market Street Equity 500 Index Portfolio were substituted for shares of the Variable Insurance Products Fund II Index 500 Portfolio.



     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     Based on the performance of the Portfolios and these assumptions, average annual total return information is as follows:



                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/99
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)            12/31/99          12/31/99           THAN 10 YEARS)
----------------------------------------         --------------    --------------    ----------------------
MARKET STREET FUND, INC.
  All Pro Large Cap Growth (May 4, 1998).......       16.06%                                  21.13%
  All Pro Large Cap Value (May 4, 1998)........       (6.21)%                                 (4.13)%
  All Pro Small Cap Growth (May 4, 1998).......       77.83%                                  40.31%
  All Pro Small Cap Value (May 4, 1998)........      (15.05)%                                (19.17)%
  International (November 1, 1991).............       21.51%           12.65%                  9.93%
  Growth (December 12, 1985)...................       (3.30)%          15.80%                 10.84%
  Aggressive Growth (May 1, 1989)..............        8.92%           13.81%                 12.86%
  Managed (December 12, 1985)..................       (5.41)%          11.88%                  8.29%
  Bond (December 12, 1985).....................       (9.24)%           5.33%                  5.47%
  Money Market (December 12, 1985).............       (1.49)%           3.36%                  3.28%

SCUDDER VARIABLE LIFE INSURANCE FUND
  Bond (July 17, 1985).........................       (7.02)%           5.01%                  5.69%
  Growth and Income (May 2, 1994)..............       (0.41)%          16.90%                 15.56%
  International (May 1, 1987)..................       45.28%           18.50%                 11.56%

OCC ACCUMULATION TRUST
  Equity (September 15, 1994)..................       (3.72)%          17.96%                 16.34%
  Managed (September 15, 1994).................       (1.41)%          17.67%                 15.58%
  Small Cap (September 15, 1994)...............       (7.84)%           6.42%                  6.01%

DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income (May 2, 1994)..............        9.79%           22.24%                 18.93%
  Zero Coupon 2000 (August 31, 1990)...........       (3.58)%           5.43%                  7.11%

DREYFUS SOCIALLY RESPONSIBLE FUND, INC.
  Socially Responsible (October 7, 1993).......       22.21%           26.53%                 22.29%

FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II (March
     29, 1994).................................       (6.68)%           3.75%                  3.48%
  Utility Fund II (February 10, 1994)..........       (4.39)%          13.29%                 10.26%

STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II (December 31, 1996)...       80.14%                                  43.85%

STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II (May 8, 1992)............       25.94%           21.23%                 19.28%

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...........      (13.48)%           3.15%                  3.77%
  Worldwide Emerging Markets (December 27,
     1995).....................................       88.33%                                   7.24%
  Worldwide Hard Assets (September 1, 1989)....       13.66%           (0.40)%                 1.36%
  Worldwide Real Estate (June 23, 1997)........       (8.01)%                                 (0.78)%

                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/99
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)            12/31/99          12/31/99           THAN 10 YEARS)
----------------------------------------         --------------    --------------    ----------------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income (October 9, 1986)..............       (0.15)%          16.59%                 12.80%
  Growth (October 9, 1986).....................       29.14%           27.59%                 18.21%
  High Income (September 19, 1985).............        1.57%            8.91%                 10.76%

VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager (September 6, 1989)............        4.33%           13.64%                 11.46%
  Contrafund(R) (January 3, 1995)..............       16.73%                                  25.40%


OTHER TOTAL RETURNS


     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the Surrender Charge on amounts surrendered or withdrawn.



     Based on this method of calculation, average annual total return information for the subaccounts is as follows:



                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/99
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)               12/31/99         12/31/99          THAN 10 YEARS)
-----------------------------------------            --------------   --------------   ----------------------
MARKET STREET FUND, INC.
  All Pro Large Cap Growth (May 29, 1998)..........       23.47%                                29.51%
  All Pro Large Cap Value (May 22, 1998)...........       (0.22)%                               (0.66)%
  All Pro Small Cap Growth (May 29, 1998)..........       89.18%                                52.88%
  All Pro Small Cap Value (May 29, 1998)...........       (9.63)%                              (14.63)%
  Equity 500 Index(1) (October 1, 1993)............       18.54%          26.26%                14.73%
  International (April 14, 1992)...................       27.24%          12.86%                11.52%
  Growth (April 14, 1992)..........................        1.25%          16.01%                11.67%
  Aggressive Growth (April 14, 1992)...............       14.05%          14.02%                 9.62%
  Managed (April 14, 1992).........................       (0.95)%         12.08%                 9.68%
  Bond (April 14, 1992)............................       (4.96)%          5.52%                 4.34%
  Money Market (April 14, 1992)....................        3.16%           3.55%                 2.82%
SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond (October 1, 1993)...........................       (2.64)%          5.20%                 2.93%
  Growth and Income (May 8, 1995)..................        4.28%                                15.96%
  International (May 8, 1995)......................       52.13%                                19.13%
OCC ACCUMULATION TRUST
  Equity (September 15, 1994)......................        0.82%          18.17%                16.54%
  Managed (September 15, 1994).....................        3.24%          17.89%                15.78%
  Small Cap (September 15, 1994)...................       (3.50)%          6.61%                 6.19%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income (May 8, 1995)..................       14.96%                                18.75%
  Zero Coupon 2000 (October 1, 1993)...............        0.96%           5.62%                 3.30%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Socially Responsible (May 8, 1995)...............       27.97%                                26.48%

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/99
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)               12/31/99         12/31/99          THAN 10 YEARS)
-----------------------------------------            --------------   --------------   ----------------------
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II
     (May 8, 1995).................................       (2.28)%                                3.97%
  Utility Fund II (May 8, 1995)....................        0.11%                                13.01%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (July 5, 1996)....................       (9.40)%                                1.68%
  Worldwide Emerging Markets (July 5, 1996)........       97.21%                                 4.45%
  Worldwide Hard Assets (July 5, 1996).............       19.02%                                (5.75)%
  Worldwide Real Estate (May 1, 1998)..............       (3.67)%                              (11.39)%
VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income (October 1, 1993)..................        4.55%          16.80%                14.30%
  Growth (October 1, 1993).........................       35.23%          27.82%                21.34%
  High Income (October 1, 1993)....................        6.35%           9.11%                 7.44%
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager (October 1, 1993)..................        9.25%          13.84%                10.59%
  Contrafund(R) (May 8, 1995)......................       22.23%                                24.17%


---------------

(1) As of February 7, 2000, shares of the Market Street Equity 500 Index Portfolio were substituted for shares of the Variable Insurance Products Fund II Index 500 Portfolio.



     Based on the foregoing method of calculation, average annual total return information is as follows assuming that the Subaccounts were in existence during the same periods as those above stated for the Portfolios:



                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/99
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)                12/31/99         12/31/99          THAN 10 YEARS)
----------------------------------------             --------------   --------------   ----------------------
MARKET STREET FUND, INC.
  All Pro Large Cap Growth (May 4, 1998)...........       23.47%                                24.54%
  All Pro Large Cap Value (May 4, 1998)............       (0.22)%                               (1.42)%
  All Pro Small Cap Growth (May 4, 1998)...........       89.18%                                44.26%
  All Pro Small Cap Value (May 4, 1998)............       (9.63)%                              (16.89)%
  International (November 1, 1991).................       27.24%          12.86%                 9.93%
  Growth (December 12, 1985).......................        1.25%          16.01%                10.84%
  Aggressive Growth (May 1, 1989)..................       14.05%          14.02%                12.86%
  Managed (December 12, 1985)......................       (0.95)%         12.08%                 8.29%
  Bond (December 12, 1985).........................       (4.96)%          5.52%                 5.08%
  Money Market (December 12, 1985).................        3.16%           3.55%                 3.28%
SCUDDER VARIABLE LIFE INSURANCE FUND
  Bond (July 17, 1985).............................       (2.64)%          5.20%                 5.69%
  Growth and Income (May 2, 1994)..................        4.28%          17.11%                15.75%
  International (May 1, 1987)......................       52.13%          18.71%                11.56%
OCC ACCUMULATION TRUST
  Equity (September 15, 1994)......................        0.82%          18.17%                16.54%
  Managed (September 15, 1994).....................        3.24%          17.89%                15.78%
  Small Cap (September 15, 1994)...................       (3.50)%          6.61%                 6.19%
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income (May 2, 1994)..................       14.96%                                19.12%
  Zero Coupon 2000 (August 31, 1990)...............        0.96%           5.62%                 7.11%

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/99
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
SUBACCOUNT (INCEPTION DATE OF PORTFOLIO)                12/31/99         12/31/99          THAN 10 YEARS)
----------------------------------------             --------------   --------------   ----------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. FUND
  Socially Responsible (October 7, 1993)...........       27.97%          26.76%                22.29%
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II
     (March 29, 1994)..............................       (2.28)%          3.94%                 3.64%
  Utility Fund II (February 10, 1994)..............        0.11%          13.49%                10.43%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II (December 31, 1996).......       87.14%                                44.81%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II (May 8, 1992)................       32.94%          21.60%                19.32%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............       (9.40)%          3.34%                 3.77%
  Worldwide Emerging Markets (December 27, 1995)...       97.21%                                 7.69%
  Worldwide Hard Assets (September 1, 1989)........       19.02%          (0.22)%                1.36%
  Worldwide Real Estate (June 23, 1997)............       (3.67)%                                0.67%
VARIABLE INSURANCE PRODUCTS FUND
  Equity-Income (October 9, 1986)..................        4.55%          16.80%                12.80%
  Growth (October 9, 1986).........................       35.23%          27.82%                18.21%
  High Income (September 19, 1985).................        6.35%           9.11%                10.76%
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager (September 6, 1989)................        9.25%          13.84%                11.46%
  Contrafund(R) (January 3, 1995)..................       22.23%                                25.86%



     We may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:


     CTR = (ERV/P) - 1

     Where:


     CTR = the Cumulative Total Return for the period.



     ERV = the ending redeemable value (net of Subaccount recurring charges) of the hypothetical account at the end of the period.



     P    = a hypothetical initial payment of $1,000.



EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA



     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each account bears to the total Contract Account Value. For purposes of reflecting the Annual Administration Fee in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on a Contract Account Value in the Variable Account of $10,000 on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.


                    TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:


     Market Street Fund, Inc. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at our option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or us if certain enforcement proceedings are instituted against the other; (4) upon receipt of regulatory approvals and/or the vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at our option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of the Fund or us upon a determination that an irreconcilable material conflict exists between Owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at our option if we have withdrawn the Variable Account's investment in the Fund; or (8) at the option of any party upon another party's material breach of any provision of the agreement.



     Scudder Variable Life Investment Fund. This agreement provides for termination: (1) one hundred twenty (120) days after the renegotiation date if the Fund and we fail, within sixty (60) days after the renegotiation date, to agree to continue or amend the agreement; (2) at our option or the Fund's option if no shares of the Fund are owned by us, the Variable Account, an affiliated insurance company or a separate account of an affiliated insurance company; or
(3) upon determination that an irreconcilable conflicts exists between the interest of owners of the Contracts and variable insurance products of all separate accounts or the interests of participating insurance companies investing in the Fund.



     OCC Accumulation Trust. This agreement provides for termination: (1) on one (1) year's advance written notice by any party; (2) at our option if shares of the Portfolios are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or us if certain enforcement proceedings are instituted against the other; (4) at the option of the Fund or us upon receipt of any necessary regulatory approvals and/or the vote of contract owners to substitute shares of another mutual fund; (5) at the option of the Fund or us upon a determination that an irreconcilable material conflict exists between all contract owners of variable products of all separate accounts or the interest of participating insurance companies investing in the Fund; (6) at our option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (7) at our option if the Fund is unable to adjust its investments to comply with applicable state insurance laws or regulations; (8) at the option of any party upon another party's material breach of any provision of the agreement; (9) at our option or the Fund's option upon determination that the other party has suffered a material adverse change in its business, operations, or financial condition or is the subject of material adverse publicity; or (10) at the Fund's option in the event any of the Contracts are not issued or sold in accordance with applicable law.



     Dreyfus Variable Investment Fund.  This agreement provides for termination:
(1) on 180 days' notice by the Fund or us; (2) at our option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or us if certain enforcement proceedings are instituted against the other; (4) at the option of the Fund if it determines that we have suffered a material adverse change in our business or financial condition or we are the subject of material adverse publicity; (5) upon termination of the Investment Advisory Agreement between the Fund and Dreyfus;
(6) in the event the Fund's shares are not registered, issued or sold in accordance with applicable laws; (7) at the option of the Fund upon a determination that it is no longer advisable and in the interests of shareholders to continue the agreement; (8) at the option of the Fund if the Contracts cease to qualify as annuity contracts under the Code; (9) at the option of either party upon the other's breach of any material provision of the agreement; (10) at the option of the Fund, if the Contracts are not registered, issued or sold in accordance with applicable law; or (11) upon assignment of the agreement.



     Federated Insurance Management Series. This agreement provides for termination (1) on one hundred eighty (180) days notice by any party; (2) at our option if shares of the Portfolios are not reasonably available to meet the requirements of the Variable Contracts; (3) at the option of the Fund or us if certain enforcement proceedings are instituted against the other; (4) upon the vote of the Variable Contract owners having an interest in the Separate Accounts to substitute shares of another investment company for corresponding shares of the Fund or Portfolio; (5) in the event the shares of a Portfolio are not registered, issued, or sold in accordance with applicable law, or such law precludes the use of such shares as the underlying investment media of the Variable Contracts issued or to be issued; (6) at any party's option upon a determination that an irreconcilable conflict between owners of Variable Contracts and the interests of owners of Variable Contracts issued by different participating life insurance companies that invest in the Fund; and (7) at our option if the Fund or Portfolio ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirement thereunder.



     Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II,
Inc. This agreement provides for termination during the initial one (1) year term on thirty (30) days prior written notice by any party and, assuming renewal, thereafter on six (6) months advance written notice by any party; (2) at the Adviser's Funds', or Distributor's option upon a determination that we have suffered a material adverse change in our business, operations, financial condition, or prospects or are the subject of material adverse publicity; (3) at the Adviser's, Funds', or Distributor's option if any of the Contracts are not registered, issued, or sold in accordance with applicable law or such law precludes the use of Fund shares as the underlying investment media of the Contracts issued or to be issued by us; (4) at our option if any of a Fund's shares are not registered, issued, or sold in accordance with applicable law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued; (5) at our option if the Funds cease to qualify as regulated investment companies under the Code or if we reasonably believe that the Funds may fail to so qualify; (6) at our option if a Fund fails to meet the diversification requirements specified in the Code; (7) at our party's option upon 30 days written notice in the event of a material breach of the agreement; (8) at any party's option if certain enforcement proceedings are instituted against another party; (9) at any party's option if the agreement is assigned without the other parties' written consent; or (10) as is required by law, order or instruction of a court, regulatory body, or self-regulatory organization with jurisdiction over the terminating party.



     Van Eck Investment Trust. This agreement provides for termination: (1) on six (6) months's prior written notice by any party; (2) at our option if Trust shares are not available for any reason to meet the requirements of Contracts as determined by us; (3) at the option of the Trust, its principal underwriter or us, upon institution of formal proceedings against the broker-dealer(s) marketing the Contracts, the Variable Accounts, the Trust or us by any regulatory body; (4) upon a decision by us in accordance with regulations of the SEC, to substitute Trust shares with the shares of another investment company for Contracts for which the Trust shares have been selected to serve as the underlying investment medium; (5) upon assignment of the agreement unless made with the written consent of each other party; (6) in the event Trust shares are not registered, issued, or sold in conformance with federal law or such law precludes the use of Trust shares as an underlying investment medium of Contracts issued or to be issued by us; (7) at our option by written notice to the Trust and its principal underwriter with respect to any Portfolio in the event that the Portfolio fails to meet specified diversification requirements or if we reasonably believe that the Portfolio may fail to meet those requirements;
(8) at our option by written notice to the Trust and its principal underwriter if we determine that the Trust or its principal underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the agreement; or (9) at the option of the Trust or its principal underwriter by written notice to us, if the Trust or its principal underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects since the date of the agreement or is the subject of material adverse publicity.



     Variable Insurance Products Fund and Variable Insurance Products Fund
II. These agreements provide for termination: (1) on six months' advance notice by any party; (2) at our option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at our option if shares of the Fund are not registered, issued or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (4) at the option of the Fund or its principal underwriter if it determines that we have suffered material adverse changes in our business or financial conditions or we are the subject to material adverse publicity; (5) at our option if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity; or (6) at the option of the Fund or its principal underwriter if we decide to make another mutual fund available as a funding vehicle for the Contracts.

     Should an agreement between a Fund and ourselves terminate, the Subaccounts which invest in that Fund will not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate cash values or Net Premiums to Subaccounts investing in Portfolios of that Fund.



     Additionally, in certain circumstances, a Fund or a Portfolio may refuse to sell its shares to a Subaccount even though its participation agreement with us has not been terminated. Should a Fund or Portfolio decide not to sell its shares to the Variable Account, we will not be able to honor requests by Owners to allocate cash values or Net Premiums to Subaccounts investing in shares of that Fund or Portfolio.


                               STANDARD & POOR'S

     Standard & Poor's(R), S&P 500(R), Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund, Inc. ("Market Street"). Neither the Contract nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").


     S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the Equity 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to PLACA, Market Street, Owners of the Contracts, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, the Owners of the Contracts or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Contracts or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Contracts or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the Equity 500 Index Portfolio.



     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE CONTRACTS AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                         SAFEKEEPING OF ACCOUNT ASSETS


     We hold the title to the assets of the Variable Account. The assets in the Variable Account are legally segregated from our General Account assets and from the assets in any other separate account.


     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     Our officers and employees are covered by a financial institution bond issued by Reliance Insurance Company to Provident Mutual Life Insurance Company ("PMLIC") with limits of $10 million per occurrence and $20 million in the aggregate. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION


     We are subject to regulation and supervision by the Insurance Department of the State of Delaware, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.


                              RECORDS AND REPORTS


     We will maintain all records and accounts relating to the Variable Account. PLACA may contract with another party to maintain these records and accounts. As presently required by the 1940 Act and the regulations thereunder, reports containing information required under the Act or any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.


                                 LEGAL MATTERS


     James G. Potter, Jr., Esquire, General Counsel and Secretary of PMLIC, has provided advice on certain matters relating to the laws of Delaware regarding the Contracts and our issuance of the Contracts. Drinker Biddle & Reath LLP, of Philadelphia, PA has provided advice on certain matters relating to the federal securities laws.


                                    EXPERTS


     The financial statements listed on page F-1 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.


                               OTHER INFORMATION


     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. Not all the information set forth in the registration statement and the amendments and exhibits thereto has been included in this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.


                              FINANCIAL STATEMENTS


     This SAI contains the audited statements of assets and liabilities of the Variable Account as of December 31, 1999 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. PricewaterhouseCoopers LLP,

2400 Eleven Penn Center, Philadelphia, PA, 19103, serves as independent accountant for the Variable Annuity Separate Account.



     Our statements of financial condition as of December 31, 1999 and 1998 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 1999, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Annuity Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      1999..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 1999..............................................  F-10
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1999.....................................  F-17
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1998.....................................  F-24
     Notes to Financial Statements..........................  F-31
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-56
     Statements of Financial Condition as of December 31,
      1999 and 1998.........................................  F-57
     Statements of Operations for the Years Ended December
      31, 1999, 1998, and 1997..............................  F-58
     Statements of Equity for the Years Ended December 31,
      1999, 1998, and 1997..................................  F-59
     Statements of Cash Flows for the Years Ended December
      31, 1999, 1998, and 1997..............................  F-60
     Notes to Financial Statements..........................  F-61

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Contractholders and Board of Directors of Providentmutual Life and Annuity Company of America:

     In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account (comprising thirty-nine subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the transfer agents, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 17, 2000

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                            MONEY                                  AGGRESSIVE
                                             GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at market value:
  Growth Portfolio.......................  $45,751,005
  Money Market Portfolio.................                $48,793,552
  Bond Portfolio.........................                              $13,944,855
  Managed Portfolio......................                                            $17,379,003
  Aggressive Growth Portfolio............                                                          $13,377,180
  International Portfolio................                                                                         $22,627,853
Dividends receivable.....................                    221,927
                                           -----------   -----------   -----------   -----------   -----------    -----------
Total Assets.............................   45,751,005    49,015,479    13,944,855    17,379,003    13,377,180     22,627,853
                                           -----------   -----------   -----------   -----------   -----------    -----------
Payable to Providentmutual Life and
  Annuity Company of America.............                    623,404
                                           -----------   -----------   -----------   -----------   -----------    -----------
NET ASSETS...............................  $45,751,005   $48,392,075   $13,944,855   $17,379,003   $13,377,180    $22,627,853
                                           ===========   ===========   ===========   ===========   ===========    ===========
Held for the benefit of
  contractholders........................  $45,677,108   $48,351,553   $13,902,252   $17,306,399   $13,297,710    $22,555,992
Attributable to Providentmutual Life and
  Annuity Company of America.............       73,897        40,522        42,603        72,604        79,470         71,861
                                           -----------   -----------   -----------   -----------   -----------    -----------
                                           $45,751,005   $48,392,075   $13,944,855   $17,379,003   $13,377,180    $22,627,853
                                           ===========   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                            ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                             CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market
  value:
  All Pro Large Cap Growth Portfolio......................   $12,039,255
  All Pro Large Cap Value Portfolio.......................                   $5,056,085
  All Pro Small Cap Growth Portfolio......................                                   $14,471,364
  All Pro Small Cap Value Portfolio.......................                                                   $3,154,907
                                                             -----------     ----------      -----------     ----------
NET ASSETS................................................   $12,039,255     $5,056,085      $14,471,364     $3,154,907
                                                             ===========     ==========      ===========     ==========
Held for the benefit of contractholders...................   $11,974,966     $5,030,781      $14,425,338     $3,134,877
Attributable to Providentmutual Life and Annuity Company
  of America..............................................        64,289         25,304           46,026         20,030
                                                             -----------     ----------      -----------     ----------
                                                             $12,039,255     $5,056,085      $14,471,364     $3,154,907
                                                             ===========     ==========      ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                            FIDELITY      FIDELITY                                  FIDELITY
                                              HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                             INCOME        INCOME         GROWTH       OVERSEAS      MANAGER      INDEX 500
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund, at market value:
  High Income Portfolio..................  $22,858,013
  Equity-Income Portfolio................                $99,574,625
  Growth Portfolio.......................                              $161,796,300
  Overseas Portfolio.....................                                             $5,520,010
Investment in the Variable Insurance
  Products Fund II, at market value:
  Asset Manager Portfolio................                                                          $47,305,710
  Index 500 Portfolio....................                                                                        $150,199,087
                                           -----------   -----------   ------------   ----------   -----------   ------------
NET ASSETS...............................  $22,858,013   $99,574,625   $161,796,300   $5,520,010   $47,305,710   $150,199,087
                                           ===========   ===========   ============   ==========   ===========   ============
Held for the benefit of
  contractholders........................  $22,819,436   $99,509,281   $161,665,560   $5,472,342   $47,221,269   $150,104,904
Attributable to Providentmutual Life and
  Annuity Company of America.............       38,577        65,344        130,740      47,668         84,441         94,183
                                           -----------   -----------   ------------   ----------   -----------   ------------
                                           $22,858,013   $99,574,625   $161,796,300   $5,520,010   $47,305,710   $150,199,087
                                           ===========   ===========   ============   ==========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------


                                                                         FIDELITY
                                                          FIDELITY      INVESTMENT       OCC           OCC           OCC
                                                        CONTRAFUND(R)   GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II,
  at market value:
  Contrafund(R) Portfolio.............................   $87,293,722
  Investment Grade Bond Portfolio.....................                  $3,456,559
Investment in the OCC Accumulation Trust, at market
  value:
  Equity Portfolio....................................                               $21,909,881
  Small Cap Portfolio.................................                                             $13,568,592
  Managed Portfolio...................................                                                           $49,802,452
                                                         -----------    ----------   -----------   -----------   -----------
NET ASSETS............................................   $87,293,722    $3,456,559   $21,909,881   $13,568,592   $49,802,452
                                                         ===========    ==========   ===========   ===========   ===========
Held for the benefit of contractholders...............   $87,191,792    $3,451,561   $21,844,523   $13,524,512   $49,741,753
Attributable to Providentmutual Life and Annuity
  Company of America..................................       101,930        4,998         65,358        44,080        60,699
                                                         -----------    ----------   -----------   -----------   -----------
                                                         $87,293,722    $3,456,559   $21,909,881   $13,568,592   $49,802,452
                                                         ===========    ==========   ===========   ===========   ===========


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                          SCUDDER                                      DREYFUS       DREYFUS
                                            SCUDDER       GROWTH         SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND       AND INCOME    INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Scudder Variable Life
  Investment Fund, at market value:
  Bond Portfolio........................  $11,739,293
  Growth and Income Portfolio...........                $22,065,318
  International Portfolio...............                               $23,743,068
Investment in the Dreyfus Variable
  Investment Fund, at market value:
  Zero Coupon 2000 Portfolio............                                               $8,461,505
  Growth and Income Portfolio...........                                                             $22,991,535
Investment in the Dreyfus Socially
  Responsible Growth Fund, Inc., at
  market value:
  Socially Responsible Portfolio........                                                                           $23,174,948
                                          -----------   -----------    -----------     ----------    -----------   -----------
NET ASSETS..............................  $11,739,293   $22,065,318    $23,743,068     $8,461,505    $22,991,535   $23,174,948
                                          ===========   ===========    ===========     ==========    ===========   ===========
Held for the benefit of
contractholders.........................  $11,705,037   $21,985,509    $23,653,718     $8,430,871    $22,924,304   $23,118,399
Attributable to Providentmutual Life and
  Annuity Company of America............       34,256        79,809         89,350         30,634         67,231        56,549
                                          -----------   -----------    -----------     ----------    -----------   -----------
                                          $11,739,293   $22,065,318    $23,743,068     $8,461,505    $22,991,535   $23,174,948
                                          ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                          FEDERATED
                                                          FUND FOR        FEDERATED      NEUBERGER
                                                       U.S. GOVERNMENT     UTILITY     BERMAN LIMITED      NEUBERGER
                                                        SECURITIES II      FUND II     MATURITY BOND    BERMAN PARTNERS
                                                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Federated Insurance Series, at
  market value:
  Fund for U.S. Government Securities II Portfolio...    $10,781,314
  Utility Fund II Portfolio..........................                    $10,268,993
Investment in the Neuberger Berman Advisers
  Management Trust, at market value:
  Limited Maturity Bond Portfolio....................                                    $1,645,266
  Partners Portfolio.................................                                                     $1,549,061
                                                         -----------     -----------     ----------       ----------
NET ASSETS...........................................    $10,781,314     $10,268,993     $1,645,266       $1,549,061
                                                         ===========     ===========     ==========       ==========
  Held for the benefit of contractholders............    $10,747,448     $10,232,769     $1,615,642       $1,461,893
  Attributable to Providentmutual Life and Annuity
    Company of America...............................         33,866          36,224         29,624           87,168
                                                         -----------     -----------     ----------       ----------
                                                         $10,781,314     $10,268,993     $1,645,266       $1,549,061
                                                         ===========     ===========     ==========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1999

--------------------------------------------------------------------------------

                                                                   VAN ECK      VAN ECK      VAN ECK
                                                      VAN ECK     WORLDWIDE    WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                     WORLDWIDE       HARD       EMERGING       REAL          SMALL
                                                        BOND        ASSETS      MARKETS       ESTATE     CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Van Eck Worldwide Insurance Trust, at
  market value:
  Van Eck Worldwide Bond Portfolio.................  $2,008,648
  Van Eck Worldwide Hard Assets Portfolio..........                $815,121
  Van Eck Worldwide Emerging Markets Portfolio.....                            $6,758,893
  Van Eck Worldwide Real Estate Portfolio..........                                          $502,098
Investment in the Alger American Fund, at market
  value:
  Alger American Small Capitalization Portfolio....                                                        $6,026,539
                                                     ----------    --------    ----------    --------      ----------
NET ASSETS.........................................  $2,008,648    $815,121    $6,758,893    $502,098      $6,026,539
                                                     ==========    ========    ==========    ========      ==========
Held for the benefit of contractholders............  $1,968,109    $775,408    $6,674,506    $476,708      $5,978,890
Attributable to Providentmutual Life and Annuity
  Company of America...............................     40,539       39,713       84,387       25,390          47,649
                                                     ----------    --------    ----------    --------      ----------
                                                     $2,008,648    $815,121    $6,758,893    $502,098      $6,026,539
                                                     ==========    ========    ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            MONEY                                 AGGRESSIVE
                                              GROWTH        MARKET        BOND        MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $   160,736   $2,107,714   $ 209,132    $   143,178   $  64,921     $  224,550
EXPENSES
Mortality and expense risks...............      655,698     617,723      195,679        255,665     166,187        280,089
                                            -----------   ----------   ---------    -----------   ----------    ----------
Net investment (loss) income..............     (494,962)  1,489,991       13,453       (112,487)   (101,266)       (55,539)
                                            -----------   ----------   ---------    -----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....      938,967                  164,317        976,381   1,609,965      1,152,096
Net realized gain from redemption of
  investment shares.......................    1,831,364                   80,387      1,226,706     325,963        702,885
                                            -----------   ----------   ---------    -----------   ----------    ----------
Net realized gain on investments..........    2,770,331                  244,704      2,203,087   1,935,928      1,854,981
                                            -----------   ----------   ---------    -----------   ----------    ----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................    6,880,781                  501,349      3,311,102   1,843,257      1,759,586
  End of year.............................    5,361,894                 (429,944)     1,122,553   1,657,663      4,992,525
                                            -----------   ----------   ---------    -----------   ----------    ----------
Net unrealized (depreciation) appreciation
  during the year.........................   (1,518,887)                (931,293)    (2,188,549)   (185,594)     3,232,939
                                            -----------   ----------   ---------    -----------   ----------    ----------
Net realized and unrealized gain (loss) on
  investments.............................    1,251,444                 (686,589)        14,538   1,750,334      5,087,920
                                            -----------   ----------   ---------    -----------   ----------    ----------
Net increase (decrease) in net assets
  resulting from operations...............  $   756,482   $1,489,991   $(673,136)   $   (97,949)  $1,649,068    $5,032,381
                                            ===========   ==========   =========    ===========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                             CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................................   $      498       $ 14,030                        $   2,776
EXPENSES
Mortality and expense risks...............................       97,784         51,611       $   76,850          29,987
                                                             ----------       --------       ----------       ---------
Net investment loss.......................................      (97,286)       (37,581)         (76,850)        (27,211)
                                                             ----------       --------       ----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested
Net realized gain (loss) from redemption of investment
  shares..................................................      219,145          9,264          258,558         (54,731)
                                                             ----------       --------       ----------       ---------
Net realized gain (loss) on investments...................      219,145          9,264          258,558         (54,731)
                                                             ----------       --------       ----------       ---------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.......................................      345,515        157,479          191,093          35,087
  End of year.............................................    1,922,453        100,810        5,190,696          (9,099)
                                                             ----------       --------       ----------       ---------
Net unrealized appreciation (depreciation) during the
  year....................................................    1,576,938        (56,669)       4,999,603         (44,186)
                                                             ----------       --------       ----------       ---------
Net realized and unrealized gain (loss) on investments....    1,796,083        (47,405)       5,258,161         (98,917)
                                                             ----------       --------       ----------       ---------
Net increase (decrease) in net assets resulting from
  operations..............................................   $1,698,797       $(84,986)      $5,181,311       $(126,128)
                                                             ==========       ========       ==========       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                              FIDELITY      FIDELITY                                 FIDELITY
                                                HIGH         EQUITY-      FIDELITY      FIDELITY      ASSET       FIDELITY
                                               INCOME        INCOME        GROWTH       OVERSEAS     MANAGER      INDEX 500
                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................  $ 2,022,894   $ 1,426,752   $   185,106   $  55,743    $1,390,143   $ 1,035,452
EXPENSES
Mortality and expense risks................      317,394     1,393,247     1,753,199      57,974      620,620      1,732,123
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net investment income (loss)...............    1,705,500        33,505    (1,568,093)     (2,231)     769,523       (696,671)
                                             -----------   -----------   -----------   ----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....       75,622     3,153,873    11,638,599      89,908    1,760,849        702,628
Net realized (loss) gain from redemption of
  investment shares........................     (316,875)    4,136,515     5,502,014      81,238    1,009,026      6,600,781
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net realized (loss) gain on investments....     (241,253)    7,290,388    17,140,613     171,146    2,769,875      7,303,409
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net unrealized (depreciation) appreciation
  of investments:
    Beginning of year......................   (1,322,566)   18,402,980    29,499,701      72,711    5,498,936     26,388,869
    End of year............................   (1,334,978)   15,602,007    54,531,633   1,490,599    6,113,649     41,527,444
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net unrealized (depreciation) appreciation
  during the year..........................      (12,412)   (2,800,973)   25,031,932   1,417,888      614,713     15,138,575
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net realized and unrealized (loss) gain on
  investments..............................     (253,665)    4,489,415    42,172,545   1,589,034    3,384,588     22,441,984
                                             -----------   -----------   -----------   ----------   ----------   -----------
Net increase in net assets resulting from
  operations...............................  $ 1,451,835   $ 4,522,920   $40,604,452   $1,586,803   $4,154,111   $21,745,313
                                             ===========   ===========   ===========   ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------


                                                                         FIDELITY
                                                          FIDELITY      INVESTMENT       OCC           OCC           OCC
                                                        CONTRAFUND(R)   GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.............................................   $   302,333    $ 102,810    $   215,256   $   104,013   $   854,698
EXPENSES
Mortality and expense risks...........................     1,001,570       43,437        321,855       211,704       754,089
                                                         -----------    ---------    -----------   -----------   -----------
Net investment (loss) gain............................      (699,237)      59,373       (106,599)     (107,691)      100,609
                                                         -----------    ---------    -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested................     2,217,107       32,254        980,262                   1,917,911
Net realized gain from redemption of investment
  shares..............................................     4,793,104        7,570      1,347,988       827,001     6,225,127
                                                         -----------    ---------    -----------   -----------   -----------
Net realized gain on investments......................     7,010,211       39,824      2,328,250       827,001     8,143,038
                                                         -----------    ---------    -----------   -----------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year...................................    16,048,820      110,611      3,483,399       661,747    12,739,481
  End of year.........................................    24,980,687      (60,098)     1,509,357      (539,331)    6,495,052
                                                         -----------    ---------    -----------   -----------   -----------
Net unrealized appreciation (depreciation) during the
  year................................................     8,931,867     (170,709)    (1,974,042)   (1,201,078)   (6,244,429)
                                                         -----------    ---------    -----------   -----------   -----------
Net realized and unrealized gain (loss) on
  investments.........................................    15,942,078     (130,885)       354,208      (374,077)    1,898,609
                                                         -----------    ---------    -----------   -----------   -----------
Net increase (decrease) in net assets resulting from
  operations..........................................   $15,242,841    $ (71,512)   $   247,609   $  (481,768)  $ 1,999,218
                                                         ===========    =========    ===========   ===========   ===========


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                         SCUDDER                                     DREYFUS       DREYFUS
                                           SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH      SOCIALLY
                                             BOND        INCOME      INTERNATIONAL   COUPON 2000    AND INCOME   RESPONSIBLE
                                          SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................  $ 361,138    $  255,583     $   20,172      $ 434,204     $ 127,513    $    2,875
EXPENSES
Mortality and expense risks.............    159,359       304,076        237,358        113,829       284,858       228,947
                                          ---------    -----------    ----------      ---------     ----------   ----------
Net investment income (loss)............    201,779       (48,493)      (217,186)       320,375      (157,345)     (226,072)
                                          ---------    -----------    ----------      ---------     ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions
  reinvested............................    184,777     1,646,855      1,502,806                      696,762       773,984
Net realized (loss) gain from redemption
  of investment shares..................    (62,579)      519,852        795,000         11,663       575,902     1,347,033
                                          ---------    -----------    ----------      ---------     ----------   ----------
Net realized gain (loss) on
  investments...........................    122,198     2,166,707      2,297,806         11,663     1,272,664     2,121,017
                                          ---------    -----------    ----------      ---------     ----------   ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.....................    169,689       559,240      1,001,546         98,289     1,610,492     1,746,511
  End of year...........................   (418,360)     (502,929)     7,094,545       (129,864)    3,490,937     4,339,377
                                          ---------    -----------    ----------      ---------     ----------   ----------
Net unrealized (depreciation)
  appreciation during the year..........   (588,049)   (1,062,169)     6,092,999       (228,153)    1,880,445     2,592,866
                                          ---------    -----------    ----------      ---------     ----------   ----------
Net realized and unrealized (loss) gain
  on investments........................   (465,851)    1,104,538      8,390,805       (216,490)    3,153,109     4,713,883
                                          ---------    -----------    ----------      ---------     ----------   ----------
Net (decrease) increase in net assets
  resulting from operations.............  $(264,072)   $1,056,045     $8,173,619      $ 103,885     $2,995,764   $4,487,811
                                          =========    ===========    ==========      =========     ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                                                  NEUBERGER
                                           FEDERATED                                                BERMAN
                                           FUND FOR        FEDERATED    NEUBERGER    NEUBERGER     LIMITED     NEUBERGER
                                        U.S. GOVERNMENT     UTILITY       BERMAN       BERMAN      MATURITY      BERMAN
                                         SECURITIES II      FUND II      BALANCED      GROWTH        BOND       PARTNERS
                                          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.............................     $ 369,249      $   244,619    $ 11,058                  $ 85,156     $ 5,312
EXPENSES
Mortality and expense risks...........       138,018          141,314       3,202     $  4,219       20,905      14,819
                                           ---------      -----------    --------     --------     --------     -------
Net investment income (loss)..........       231,231          103,305       7,856       (4,219)      64,251      (9,507)
                                           ---------      -----------    --------     --------     --------     -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested..........................        72,605          484,506      16,382       51,687                    9,240
Net realized gain (loss) from
  redemption of investment shares.....       149,709          604,756     (43,961)     (94,151)     (17,107)       (123)
                                           ---------      -----------    --------     --------     --------     -------
Net realized gain (loss) on
  investments.........................       222,314        1,089,262     (27,579)     (42,464)     (17,107)      9,117
                                           ---------      -----------    --------     --------     --------     -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year...................       380,998        1,407,591      (8,783)     (24,306)      10,244      16,829
  End of year.........................      (254,388)         254,198                               (35,609)     21,768
                                           ---------      -----------    --------     --------     --------     -------
Net unrealized (depreciation)
  appreciation during the year........      (635,386)      (1,153,393)      8,783       24,306      (45,853)      4,939
                                           ---------      -----------    --------     --------     --------     -------
Net realized and unrealized (loss)
  gain on investments.................      (413,072)         (64,131)    (18,796)     (18,158)     (62,960)     14,056
                                           ---------      -----------    --------     --------     --------     -------
Net (decrease) increase in net assets
  resulting from operations...........     $(181,841)     $    39,174    $(10,940)    $(22,377)    $  1,291     $ 4,549
                                           =========      ===========    ========     ========     ========     =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                           AMERICAN                                 VAN ECK                       ALGER
                                          CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK        AMERICAN
                                           CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                         APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................                 $  64,992     $  6,813                   $  6,029
EXPENSES
Mortality and expense risks............    $    849        18,164        2,082     $  18,882        1,424       $   61,106
                                           --------     ---------     --------     ----------    --------       ----------
Net investment (loss) income...........        (849)       46,828        4,731       (18,882)       4,605          (61,106)
                                           --------     ---------     --------     ----------    --------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions
  reinvested...........................                    29,039                                                  515,437
Net realized (loss) gain from
  redemption of investment shares......         (39)       16,133        1,791       (13,734)      (5,104)          88,820
                                           --------     ---------     --------     ----------    --------       ----------
Net realized (loss) gain on
  investments..........................         (39)       45,172        1,791       (13,734)      (5,104)         604,257
                                           --------     ---------     --------     ----------    --------       ----------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year....................     (16,405)      134,095      (26,474)     (374,273)       1,481          204,321
  End of year..........................                  (117,356)      77,203     2,239,966      (15,964)       1,418,349
                                           --------     ---------     --------     ----------    --------       ----------
Net unrealized appreciation
  (depreciation) during the year.......      16,405      (251,451)     103,677     2,614,239      (17,445)       1,214,028
                                           --------     ---------     --------     ----------    --------       ----------
Net realized and unrealized gain (loss)
  on investments.......................      16,366      (206,279)     105,468     2,600,505      (22,549)       1,818,285
                                           --------     ---------     --------     ----------    --------       ----------
Net increase (decrease) in net assets
  resulting from operations............    $ 15,517     $(159,451)    $110,199     $2,581,623    $(17,944)      $1,757,179
                                           ========     =========     ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                           MONEY                                   AGGRESSIVE
                                            GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income............  $  (494,962)  $  1,489,991   $    13,453   $  (112,487)  $  (101,266)   $   (55,539)
Net realized gain on investments........    2,770,331                      244,704     2,203,087     1,935,928      1,854,981
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................   (1,518,887)                    (931,293)   (2,188,549)     (185,594)     3,232,939
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  from operations.......................      756,482      1,489,991      (673,136)      (97,949)    1,649,068      5,032,381
                                          -----------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    2,590,479     78,822,848     1,396,064       984,660       887,259      1,000,976
Administrative charges..................      (24,390)       (15,274)       (6,432)       (9,310)       (8,393)       (12,125)
Surrenders and forfeitures..............   (5,316,142)    (8,670,364)   (1,508,623)   (2,305,604)   (1,469,240)    (2,835,932)
Transfers between investment
  portfolios............................      (29,593)   (65,500,542)     (362,780)     (313,975)     (115,580)      (202,702)
Net (withdrawals) repayments due to
  policy loans..........................       (4,024)         5,362       (10,917)       (9,688)       (3,519)          (106)
Withdrawals due to death benefits.......      (80,740)      (197,400)      (92,463)     (298,990)      (47,403)       (52,653)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from contract transactions....   (2,864,410)     4,444,630      (585,151)   (1,952,907)     (756,876)    (2,102,542)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net
  assets................................   (2,107,928)     5,934,621    (1,258,287)   (2,050,856)      892,192      2,929,839
NET ASSETS
  Beginning of year.....................   47,858,933     42,457,454    15,203,142    19,429,859    12,484,988     19,698,014
                                          -----------   ------------   -----------   -----------   -----------    -----------
  End of year...........................  $45,751,005   $ 48,392,075   $13,944,855   $17,379,003   $13,377,180    $22,627,853
                                          ===========   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                            ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                             CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.......................................   $   (97,286)    $  (37,581)     $   (76,850)    $  (27,211)
Net realized gain (loss) on investments...................       219,145          9,264          258,558        (54,731)
Net unrealized appreciation (depreciation) of investments
  during the year.........................................     1,576,938        (56,669)       4,999,603        (44,186)
                                                             -----------     ----------      -----------     ----------
Net increase (decrease) in net assets from operations.....     1,698,797        (84,986)       5,181,311       (126,128)
                                                             -----------     ----------      -----------     ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.............................     2,295,679        997,126        2,031,084        827,857
Administrative charges....................................        (2,352)        (1,264)          (2,330)          (733)
Surrenders and forfeitures................................      (329,579)      (182,254)        (421,459)      (162,906)
Transfers between investment portfolios...................     6,079,986      2,254,512        6,015,262      1,303,456
Net withdrawals due to policy loans.......................                                          (928)          (323)
Withdrawals due to death benefits.........................                      (11,250)                           (997)
                                                             -----------     ----------      -----------     ----------
Net increase in net assets derived from contract
  transactions............................................     8,043,734      3,056,870        7,621,629      1,966,354
                                                             -----------     ----------      -----------     ----------
Total increase in net assets..............................     9,742,531      2,971,884       12,802,940      1,840,226
NET ASSETS
  Beginning of year.......................................     2,296,724      2,084,201        1,668,424      1,314,681
                                                             -----------     ----------      -----------     ----------
  End of year.............................................   $12,039,255     $5,056,085      $14,471,364     $3,154,907
                                                             ===========     ==========      ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                            FIDELITY      FIDELITY                                  FIDELITY
                                              HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                             INCOME        INCOME         GROWTH       OVERSEAS      MANAGER      INDEX 500
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............  $ 1,705,500   $    33,505   $ (1,568,093)  $  (2,231)   $   769,523   $   (696,671)
Net realized (loss) gain on
  investments............................     (241,253)    7,290,388     17,140,613     171,146      2,769,875      7,303,409
Net unrealized (depreciation)
  appreciation of investments during the
  year...................................      (12,412)   (2,800,973)    25,031,932   1,417,888        614,713     15,138,575
                                           -----------   -----------   ------------   ----------   -----------   ------------
Net increase in net assets from
  operations.............................    1,451,835     4,522,920     40,604,452   1,586,803      4,154,111     21,745,313
                                           -----------   -----------   ------------   ----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............    1,740,203     7,793,623     14,703,880     409,413      3,411,027     16,701,500
Administrative charges...................      (10,589)      (50,745)       (68,343)     (1,795)       (22,263)       (67,520)
Surrenders and forfeitures...............   (1,996,468)   (8,468,841)   (11,112,095)   (281,158)    (3,045,460)    (9,161,461)
Transfers between investment
  portfolios.............................     (154,725)      284,030     16,639,479     364,091      1,713,067     21,749,042
Net repayments (withdrawals) due to
  policy loans...........................        2,087         2,477        (32,663)     (1,456)        (2,846)       (38,730)
Withdrawals due to death benefits........     (115,663)     (503,787)      (709,722)    (15,191)      (555,954)      (458,677)
                                           -----------   -----------   ------------   ----------   -----------   ------------
Net (decrease) increase in net assets
  derived from contract transactions.....     (535,155)     (943,243)    19,420,536     473,904      1,497,571     28,724,154
                                           -----------   -----------   ------------   ----------   -----------   ------------
Total increase in net assets.............      916,680     3,579,677     60,024,988   2,060,707      5,651,682     50,469,467
NET ASSETS
  Beginning of year......................   21,941,333    95,994,948    101,771,312   3,459,303     41,654,028     99,729,620
                                           -----------   -----------   ------------   ----------   -----------   ------------
  End of year............................  $22,858,013   $99,574,625   $161,796,300   $5,520,010   $47,305,710   $150,199,087
                                           ===========   ===========   ============   ==========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------


                                                                        FIDELITY
                                                         FIDELITY      INVESTMENT       OCC           OCC           OCC
                                                       CONTRAFUND(R)   GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                        SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.........................   $  (699,237)   $  59,373    $  (106,599)  $  (107,691)  $    100,609
Net realized gain on investments.....................     7,010,211       39,824      2,328,250       827,001      8,143,038
Net unrealized appreciation (depreciation) of
  investments during the year........................     8,931,867     (170,709)    (1,974,042)   (1,201,078)    (6,244,429)
                                                        -----------    ----------   -----------   -----------   ------------
Net increase (decrease) in net assets from
  operations.........................................    15,242,841      (71,512)       247,609      (481,768)     1,999,218
                                                        -----------    ----------   -----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums........................     8,874,302      340,787      2,151,357       806,041      2,531,372
Administrative charges...............................       (37,729)      (1,542)       (11,945)       (8,944)       (29,428)
Surrenders and forfeitures...........................    (7,143,278)    (141,957)    (1,849,036)   (1,150,907)    (6,330,544)
Transfers between investment portfolios..............    11,057,492      808,229     (2,026,903)   (2,116,577)    (8,032,769)
Net (withdrawals) repayments due to policy loans.....       (10,345)        (826)        (3,599)        5,402          3,440
Withdrawals due to death benefits....................       (20,534)      (6,713)       (91,764)      (64,207)      (338,881)
                                                        -----------    ----------   -----------   -----------   ------------
Net increase (decrease) in net assets derived from
  contract transactions..............................    12,719,908      997,978     (1,831,890)   (2,529,192)   (12,196,810)
                                                        -----------    ----------   -----------   -----------   ------------
Total increase (decrease) in net assets..............    27,962,749      926,466     (1,584,281)   (3,010,960)   (10,197,592)
NET ASSETS
  Beginning of year..................................    59,330,973    2,530,093     23,494,162    16,579,552     60,000,044
                                                        -----------    ----------   -----------   -----------   ------------
  End of year........................................   $87,293,722    $3,456,559   $21,909,881   $13,568,592   $ 49,802,452
                                                        ===========    ==========   ===========   ===========   ============


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                          SCUDDER                                      DREYFUS       DREYFUS
                                            SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   201,779   $  (48,493)    $  (217,186)    $  320,375    $  (157,345)  $  (226,072)
Net realized gain on investments........      122,198    2,166,707       2,297,806         11,663      1,272,664     2,121,017
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................     (588,049)  (1,062,169)      6,092,999       (228,153)     1,880,445     2,592,866
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net (decrease) increase in net assets
  from operations.......................     (264,072)   1,056,045       8,173,619        103,885      2,995,764     4,487,811
                                          -----------   -----------    -----------     ----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    1,059,677    1,975,773       1,467,500        669,242      1,817,881     3,982,317
Administrative charges..................       (5,201)     (11,674)         (8,004)        (3,128)       (12,252)       (9,240)
Surrenders and forfeitures..............     (801,092)  (1,211,234)     (1,454,363)      (785,288)    (1,587,925)   (1,010,431)
Transfers between investment
  portfolios............................      987,964   (1,457,279)      1,090,597      1,057,189        275,465     4,774,389
Net withdrawals due to policy loans.....       (5,348)     (10,910)         (5,072)        (1,610)        (8,128)      (26,022)
Withdrawals due to death benefits.......     (100,792)     (78,315)        (46,525)       (29,581)      (129,975)      (34,060)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase (decrease) in net assets
  derived from contract transactions....    1,135,208     (793,639)      1,044,133        906,824        355,066     7,676,953
                                          -----------   -----------    -----------     ----------    -----------   -----------
Total increase in net assets............      871,136      262,406       9,217,752      1,010,709      3,350,830    12,164,764
NET ASSETS
  Beginning of year.....................   10,868,157   21,802,912      14,525,316      7,450,796     19,640,705    11,010,184
                                          -----------   -----------    -----------     ----------    -----------   -----------
  End of year...........................  $11,739,293   $22,065,318    $23,743,068     $8,461,505    $22,991,535   $23,174,948
                                          ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                             FEDERATED                                                NEUBERGER
                                             FUND FOR        FEDERATED    NEUBERGER    NEUBERGER       BERMAN       NEUBERGER
                                          U.S. GOVERNMENT     UTILITY       BERMAN       BERMAN        LIMITED        BERMAN
                                           SECURITIES II      FUND II      BALANCED      GROWTH     MATURITY BOND    PARTNERS
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............    $   231,231     $   103,305   $   7,856    $  (4,219)    $   64,251     $   (9,507)
Net realized gain (loss) on
  investments...........................        222,314       1,089,262     (27,579)     (42,464)       (17,107)         9,117
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................       (635,386)     (1,153,393)      8,783       24,306        (45,853)         4,939
                                            -----------     -----------   ---------    ---------     ----------     ----------
Net (decrease) increase in net assets
  from operations.......................       (181,841)         39,174     (10,940)     (22,377)         1,291          4,549
                                            -----------     -----------   ---------    ---------     ----------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........        823,529       1,443,609      25,186       15,377        233,626        148,181
Administrative charges..................         (2,806)         (4,180)       (221)        (343)          (911)        (1,007)
Surrenders and forfeitures..............       (406,791)       (888,560)     (8,975)     (13,723)      (123,687)       (61,983)
Transfers between investment
  portfolios............................      1,258,289        (464,512)   (780,760)    (973,747)       131,846      1,075,905
Net (withdrawals) repayments due to
  policy loans..........................         (6,813)         (8,172)         72           74           (420)          (579)
Withdrawals due to death benefits.......        (20,689)        (49,572)                                (30,406)       (24,657)
                                            -----------     -----------   ---------    ---------     ----------     ----------
Net increase (decrease) in net assets
  derived from contract transactions....      1,644,719          28,613    (764,698)    (972,362)       210,048      1,135,860
                                            -----------     -----------   ---------    ---------     ----------     ----------
Total increase (decrease) in net
  assets................................      1,462,878          67,787    (775,638)    (994,739)       211,339      1,140,409
NET ASSETS
  Beginning of year.....................      9,318,436      10,201,206     775,638      994,739      1,433,927        408,652
                                            -----------     -----------   ---------    ---------     ----------     ----------
  End of year...........................    $10,781,314     $10,268,993          --           --     $1,645,266     $1,549,061
                                            ===========     ===========   =========    =========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                          AMERICAN                                 VAN ECK      VAN ECK
                                         CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                          CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                        APPRECIATION      BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........   $    (849)    $  46,828     $  4,731     $ (18,882)    $  4,605      $  (61,106)
Net realized (loss) gain on
  investments.........................         (39)       45,172        1,791       (13,734)      (5,104)        604,257
Net unrealized appreciation
  (depreciation) of investments during
  the year............................      16,405      (251,451)     103,677     2,614,239      (17,445)      1,214,028
                                         ---------     ----------    --------     ----------    --------      ----------
Net increase (decrease) in net assets
  from operations.....................      15,517      (159,451)     110,199     2,581,623      (17,944)      1,757,179
                                         ---------     ----------    --------     ----------    --------      ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.........       5,783       285,202      213,141       779,291      109,465         520,072
Administrative charges................        (108)         (712)        (263)       (1,598)        (185)         (3,398)
Surrenders and forfeitures............      (6,711)      (68,956)     (61,426)     (149,575)     (16,959)       (116,735)
Transfers between investment
  portfolios..........................    (223,981)      292,466      124,653     2,176,507      147,966         118,274
Net withdrawals due to policy loans...         (99)         (589)          (3)       (1,659)                      (3,739)
Withdrawals due to death benefits.....                    (8,966)                                                (27,638)
                                         ---------     ----------    --------     ----------    --------      ----------
Net (decrease) increase in net assets
  derived from contract
  transactions........................    (225,116)      498,445      276,102     2,802,966      240,287         486,836
                                         ---------     ----------    --------     ----------    --------      ----------
Total (decrease) increase in net
  assets..............................    (209,599)      338,994      386,301     5,384,589      222,343       2,244,015
NET ASSETS
  Beginning of year...................     209,599     1,669,654      428,820     1,374,304      279,755       3,782,524
                                         ---------     ----------    --------     ----------    --------      ----------
  End of year.........................          --     $2,008,648    $815,121     $6,758,893    $502,098      $6,026,539
                                         =========     ==========    ========     ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                   AGGRESSIVE
                                           GROWTH         MARKET          BOND         MANAGED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $    80,076   $   1,407,645   $   417,277   $   321,148   $   (71,482)   $  (132,873)
Net realized gain on investments.......    6,203,886                       120,284     1,351,318     1,174,907      1,586,050
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................   (1,244,768)                      159,418       169,747      (393,974)        96,037
                                         -----------   -------------   -----------   -----------   -----------    -----------
Net increase in net assets from
  operations...........................    5,039,194       1,407,645       696,979     1,842,213       709,451      1,549,214
                                         -----------   -------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........    2,348,484     127,871,256     1,223,548     1,148,804       806,172        902,903
Administrative charges.................      (22,011)        (12,419)       (5,131)       (8,956)       (7,791)       (12,670)
Surrenders and forfeitures.............   (3,442,237)     (3,212,313)     (643,334)   (1,558,892)     (727,131)    (1,572,725)
Transfers between investment
  portfolios...........................    3,846,147    (113,341,557)    5,948,828     1,682,450       802,568        269,675
Net (withdrawals) repayments due to
  policy loans.........................       (7,097)          8,668          (614)       (3,394)          464          1,820
Withdrawals due to death benefits......      (65,692)       (136,960)      (52,239)      (60,381)         (616)       (49,521)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  derived from contract transactions...    2,657,594      11,176,675     6,471,058     1,199,631       873,666       (460,518)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Return of capital to Providentmutual
  Life and Annuity Company of
  America..............................      (25,000)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Total increase in net assets...........    7,671,788      12,584,320     7,168,037     3,041,844     1,583,117      1,088,696
NET ASSETS
  Beginning of year....................   40,187,145      29,873,134     8,035,105    16,388,015    10,901,871     18,609,318
                                         -----------   -------------   -----------   -----------   -----------    -----------
  End of year..........................  $47,858,933   $  42,457,454   $15,203,142   $19,429,859   $12,484,988    $19,698,014
                                         ===========   =============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO         ALL PRO         ALL PRO
                                                                 LARGE           LARGE           SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................   $   (8,510)     $   (9,025)     $   (5,994)     $   (4,635)
Net realized gain (loss) on investments....................       25,035         (22,796)        (34,054)        (36,679)
Net unrealized appreciation of investments during the
  year.....................................................      345,515         157,479         191,093          35,087
                                                              ----------      ----------      ----------      ----------
Net increase (decrease) in net assets from operations......      362,040         125,658         151,045          (6,227)
                                                              ----------      ----------      ----------      ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..............................      222,573         292,763         157,600         308,901
Administrative charges.....................................         (141)           (187)            (87)            (60)
Surrenders and forfeitures.................................      (21,345)        (16,648)        (14,326)        (33,127)
Transfers between investment portfolios....................    1,708,597       1,657,615       1,349,192       1,020,194
                                                              ----------      ----------      ----------      ----------
Net increase in net assets derived from contract
  transactions.............................................    1,909,684       1,933,543       1,492,379       1,295,908
                                                              ----------      ----------      ----------      ----------
Capital contribution from Providentmutual Life and Annuity
  Company of America.......................................       25,000          25,000          25,000          25,000
                                                              ----------      ----------      ----------      ----------
Total increase in net assets...............................    2,296,724       2,084,201       1,668,424       1,314,681
NET ASSETS
  Beginning of year........................................           --              --              --              --
                                                              ----------      ----------      ----------      ----------
  End of year..............................................   $2,296,724      $2,084,201      $1,668,424      $1,314,681
                                                              ==========      ==========      ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                FIDELITY      FIDELITY                                  FIDELITY
                                                  HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET       FIDELITY
                                                 INCOME        INCOME         GROWTH       OVERSEAS      MANAGER      INDEX 500
                                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).................  $ 1,030,513   $  (112,667)  $   (761,097)  $   4,370    $   485,614   $  (366,434)
Net realized gain on investments.............      941,797     6,826,524     12,285,013     126,986      3,402,777     5,337,798
Net unrealized appreciation (depreciation) of
  investments during the year................   (3,317,333)    1,331,548     14,538,870      68,763        749,510    13,241,032
                                               -----------   -----------   ------------   ----------   -----------   -----------
Net increase (decrease) in net assets from
  operations.................................   (1,345,023)    8,045,405     26,062,786     200,119      4,637,901    18,212,396
                                               -----------   -----------   ------------   ----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums................    1,750,277     5,296,132      4,791,231     339,626      1,700,971     6,577,374
Administrative charges.......................       (9,948)      (45,049)       (49,011)     (1,255)       (17,744)      (42,384)
Surrenders and forfeitures...................   (1,298,153)   (4,233,958)    (3,843,463)    (33,023)    (1,840,921)   (4,314,988)
Transfers between investment portfolios......    4,540,682     8,532,004     10,374,588   1,075,414      7,109,273    21,217,455
Net withdrawals due to policy loans..........       (3,583)       (6,732)       (11,811)     (1,589)        (5,124)       (6,625)
Withdrawals due to death benefits............     (137,311)     (463,817)      (370,273)    (51,334)       (84,131)     (263,569)
                                               -----------   -----------   ------------   ----------   -----------   -----------
Net increase in net assets derived from
  contract transactions......................    4,841,964     9,078,580     10,891,261   1,327,839      6,862,324    23,167,263
                                               -----------   -----------   ------------   ----------   -----------   -----------
Return of capital to Providentmutual Life and
  Annuity Company of America.................                    (30,000)       (60,000)                                 (40,000)
                                               -----------   -----------   ------------   ----------   -----------   -----------
Total increase in net assets.................    3,496,941    17,093,985     36,894,047   1,527,958     11,500,225    41,339,659
NET ASSETS
  Beginning of year..........................   18,444,392    78,900,963     64,877,265   1,931,345     30,153,803    58,389,961
                                               -----------   -----------   ------------   ----------   -----------   -----------
  End of year................................  $21,941,333   $95,994,948   $101,771,312   $3,459,303   $41,654,028   $99,729,620
                                               ===========   ===========   ============   ==========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------


                                                                         FIDELITY
                                                          FIDELITY      INVESTMENT       OCC           OCC           OCC
                                                        CONTRAFUND(R)   GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                         SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........................   $  (374,620)   $  28,673    $   (98,170)  $  (185,173)  $  (396,822)
Net realized gain on investments......................     3,508,293       26,863      3,527,755     1,526,611     6,012,564
Net unrealized appreciation (depreciation) of
  investments during the year.........................     8,826,872       69,447     (1,416,053)   (3,344,283)   (2,645,069)
                                                         -----------    ----------   -----------   -----------   -----------
Net increase (decrease) in net assets from
  operations..........................................    11,960,545      124,983      2,013,532    (2,002,845)    2,970,673
                                                         -----------    ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.........................     2,915,127      246,257      1,446,183     1,017,956     2,661,331
Administrative charges................................       (26,006)        (820)       (11,336)      (10,338)      (31,542)
Surrenders and forfeitures............................    (2,253,251)     (84,172)    (1,446,748)   (1,391,872)   (3,425,829)
Transfers between investment portfolios...............     9,479,438    1,204,799      1,059,190       848,987       752,512
Net withdrawals due to policy loans...................        (6,313)        (130)        (1,906)       (1,249)       (2,506)
Withdrawals due to death benefits.....................       (13,824)     (12,194)       (49,239)      (39,285)     (217,598)
                                                         -----------    ----------   -----------   -----------   -----------
Net increase (decrease) in net assets derived from
  contract transactions...............................    10,095,171    1,353,740        996,144       424,199      (263,632)
                                                         -----------    ----------   -----------   -----------   -----------
Return of capital to Providentmutual Life and Annuity
  Company of America..................................                                                               (25,000)
                                                         -----------    ----------   -----------   -----------   -----------
Total increase (decrease) in net assets...............    22,055,716    1,478,723      3,009,676    (1,578,646)    2,682,041
NET ASSETS
  Beginning of year...................................    37,275,257    1,051,370     20,484,486    18,158,198    57,318,003
                                                         -----------    ----------   -----------   -----------   -----------
  End of year.........................................   $59,330,973    $2,530,093   $23,494,162   $16,579,552   $60,000,044
                                                         ===========    ==========   ===========   ===========   ===========


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                          SCUDDER                                      DREYFUS       DREYFUS
                                            SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   397,516   $  161,562     $    23,875     $  255,238    $   (75,776)  $   (89,592)
Net realized gain (loss) on
  investments...........................       68,752    2,126,666       1,520,221        (14,397)       308,152       941,436
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................      (12,330)  (1,586,597)        305,703        102,659      1,474,840     1,113,115
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase in net assets from
  operations............................      453,938      701,631       1,849,799        343,500      1,707,216     1,964,959
                                          -----------   -----------    -----------     ----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........      619,509    1,774,148         960,927        351,742        958,892       972,863
Administrative charges..................       (4,417)     (10,484)         (6,651)        (2,835)       (11,937)       (5,327)
Surrenders and forfeitures..............     (633,359)  (1,062,811)       (733,868)      (302,710)    (1,266,515)     (610,880)
Transfers between investment
  portfolios............................    2,537,821    4,646,658       1,838,952      1,221,208      1,288,013     3,271,958
Net repayments (withdrawals) due to
  policy loans..........................          122       (2,492)         (6,428)           290         (4,690)       (6,310)
Withdrawals due to death benefits.......      (52,406)     (56,038)        (35,093)        (9,776)       (67,716)         (713)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase in net assets derived from
  contract transactions.................    2,467,270    5,288,981       2,017,839      1,257,919        896,047     3,621,591
                                          -----------   -----------    -----------     ----------    -----------   -----------
Return of capital to Providentmutual
  Life and Annuity Company of America...                                                                               (25,000)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Total increase in net assets............    2,921,208    5,990,612       3,867,638      1,601,419      2,603,263     5,561,550
NET ASSETS
  Beginning of year.....................    7,946,949   15,812,300      10,657,678      5,849,377     17,037,442     5,448,634
                                          -----------   -----------    -----------     ----------    -----------   -----------
  End of year...........................  $10,868,157   $21,802,912    $14,525,316     $7,450,796    $19,640,705   $11,010,184
                                          ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                         NEUBERGER
                                              FEDERATED                                                   & BERMAN
                                              FUND FOR          FEDERATED      NEUBERGER    NEUBERGER     LIMITED     NEUBERGER
                                           U.S. GOVERNMENT       UTILITY        & BERMAN     & BERMAN     MATURITY     & BERMAN
                                            SECURITIES II        FUND II        BALANCED      GROWTH        BOND       PARTNERS
                                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............    $   (7,750)       $   (43,203)     $  7,528    $ (14,057)   $  46,626     $ (1,906)
Net realized gain (loss) on
  investments............................        77,792            553,080        91,285      244,205       (1,093)      (1,266)
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................       241,932            465,560       (45,455)    (107,447)     (11,552)      16,829
                                             ----------        -----------      --------    ---------    ----------    --------
Net increase in net assets from
  operations.............................       311,974            975,437        53,358      122,701       33,981       13,657
                                             ----------        -----------      --------    ---------    ----------    --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............       729,037            679,245       111,449      188,889      138,552       38,217
Administrative charges...................        (1,713)            (2,973)         (520)        (896)        (592)        (142)
Surrenders and forfeitures...............      (293,653)          (401,393)      (14,147)     (41,689)     (48,180)
Transfers between investment
  portfolios.............................     4,971,444          3,833,662       (94,768)    (205,365)     357,208      331,920
Net withdrawals due to policy loans......                             (506)       (1,455)      (1,766)      (1,312)
Withdrawals due to death benefits........                          (12,773)                    (2,245)     (27,242)
                                             ----------        -----------      --------    ---------    ----------    --------
Net increase (decrease) in net assets
  derived from contract transactions.....     5,405,115          4,095,262           559      (63,072)     418,434      369,995
                                             ----------        -----------      --------    ---------    ----------    --------
Capital contribution from Providentmutual
  Life and Annuity Company of America....                                                                                25,000
                                             ----------        -----------      --------    ---------    ----------    --------
Total increase in net assets.............     5,717,089          5,070,699        53,917       59,629      452,415      408,652
NET ASSETS
  Beginning of year......................     3,601,347          5,130,507       721,721      935,110      981,512           --
                                             ----------        -----------      --------    ---------    ----------    --------
  End of year............................    $9,318,436        $10,201,206      $775,638    $ 994,739    $1,433,927    $408,652
                                             ==========        ===========      ========    =========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK      VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................    $ (2,380)    $  (7,041)    $ (1,391)    $  (4,844)    $   (420)     $  (41,145)
Net realized gain (loss) on investments.....       4,165        35,727      (66,885)     (258,421)     (15,225)        383,403
Net unrealized appreciation (depreciation)
  of investments during the year............     (10,309)      108,764      (18,132)     (126,431)       1,481          77,431
                                                --------     ----------    --------     ----------    --------      ----------
Net increase (decrease) in net assets from
  operations................................      (8,524)      137,450      (86,408)     (389,696)     (14,164)        419,689
                                                --------     ----------    --------     ----------    --------      ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............      18,644       230,038      183,369       312,514       22,350         323,718
Administrative charges......................        (147)         (579)        (146)         (726)         (17)         (2,166)
Surrenders and forfeitures..................        (203)      (49,548)     (15,221)      (30,831)      (8,170)        (62,414)
Transfers between investment portfolios.....      38,690       441,152      180,407       542,570      254,756         868,441
Net withdrawals due to policy loans.........                                               (1,478)                      (4,334)
Withdrawals due to death benefits...........                   (12,220)
                                                --------     ----------    --------     ----------    --------      ----------
Net increase in net assets derived from
  contract transactions.....................      56,984       608,843      348,409       822,049      268,919       1,123,245
                                                --------     ----------    --------     ----------    --------      ----------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                 10,000        10,000       25,000
                                                --------     ----------    --------     ----------    --------      ----------
Total increase in net assets................      48,460       746,293      272,001       442,353      279,755       1,542,934
NET ASSETS
  Beginning of year.........................     161,139       923,361      156,819       931,951           --       2,239,590
                                                --------     ----------    --------     ----------    --------      ----------
  End of year...............................    $209,599     $1,669,654    $428,820     $1,374,304    $279,755      $3,782,524
                                                ========     ==========    ========     ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

     The Providentmutual Variable Annuity Separate Account ("Separate Account") was established by Providentmutual Life and Annuity Company of America ("PLACA") under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, PLACA redomesticated to the State of Delaware. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("Provident Mutual"). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the "Contracts") are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.


     PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-six
Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Contrafund(R) and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity, OCC Small Cap and OCC Managed Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000 and Dreyfus Growth and Income Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II and Federated Utility Fund II Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; and the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and the Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.


     At the close of business on April 30, 1999, the Neuberger Berman Growth Subaccount, Neuberger Berman Balanced Subaccount and American Century VP Capital Appreciation Subaccount were terminated and the investments were transferred to the Neuberger Berman Partners Subaccount, the Managed Subaccount and the All Pro Large Cap Growth Subaccount, respectively.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholder instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of PLACA.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

INVESTMENT VALUATION:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

REALIZED GAINS AND LOSSES:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

FEDERAL INCOME TAXES:

     The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the Contracts, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

ESTIMATES:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1999, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------


                                                           SHARES         COST       MARKET VALUE
-------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio.....................................   2,415,576    $40,389,111    $45,751,005
  Money Market Portfolio...............................  48,793,552    $48,793,552    $48,793,552
  Bond Portfolio.......................................   1,318,039    $14,374,799    $13,944,855
  Managed Portfolio....................................   1,035,081    $16,256,450    $17,379,003
  Aggressive Growth Portfolio..........................     608,884    $11,719,517    $13,377,180
  International Portfolio..............................   1,356,586    $17,635,328    $22,627,853
  All Pro Large Cap Growth Portfolio...................     815,115    $10,116,802    $12,039,255
  All Pro Large Cap Value Portfolio....................     506,622     $4,955,275     $5,056,085
  All Pro Small Cap Growth Portfolio...................     768,527     $9,280,668    $14,471,364
  All Pro Small Cap Value Portfolio....................     416,764     $3,164,006     $3,154,907
Variable Insurance Products Fund:
  High Income Portfolio................................   2,021,045    $24,192,991    $22,858,013
  Equity-Income Portfolio..............................   3,872,992    $83,972,618    $99,574,625
  Growth Portfolio.....................................   2,945,500   $107,264,667   $161,796,300
  Overseas Portfolio...................................     201,167     $4,029,411     $5,520,010
Variable Insurance Products Fund II:
  Asset Manager Portfolio..............................   2,533,782    $41,192,061    $47,305,710
  Index 500 Portfolio..................................     897,193   $108,671,643   $150,199,087
  Contrafund(R) Portfolio..............................   2,994,639    $62,313,035    $87,293,722
  Investment Grade Bond Portfolio......................     284,256     $3,516,657     $3,456,559
OCC Accumulation Trust:
  Equity Portfolio.....................................     583,330    $20,400,524    $21,909,881
  Small Cap Portfolio..................................     602,513    $14,107,923    $13,568,592
  Managed Portfolio....................................   1,140,950    $43,307,400    $49,802,452
Scudder Variable Life Investment Fund:
  Bond Portfolio.......................................   1,808,828    $12,157,653    $11,739,293
  Growth and Income Portfolio..........................   2,013,259    $22,568,247    $22,065,318
  International Portfolio..............................   1,167,309    $16,648,523    $23,743,068
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio...........................     695,276     $8,591,369     $8,461,505
  Growth and Income Portfolio..........................     902,337    $19,500,598    $22,991,535
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Portfolio.......................     593,165    $18,835,571    $23,174,948
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio.....   1,020,958    $11,035,702    $10,781,314
  Utility Fund II Portfolio............................     715,609    $10,014,795    $10,268,993
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio......................     124,265     $1,680,875     $1,645,266
  Partners Portfolio...................................      78,873     $1,527,293     $1,549,061
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio.....................     187,900     $2,126,004     $2,008,648
  Van Eck Worldwide Hard Assets Portfolio..............      74,372       $737,918       $815,121
  Van Eck Worldwide Emerging Markets Portfolio.........     473,976     $4,518,927     $6,758,893
  Van Eck Worldwide Real Estate Portfolio..............      54,874       $518,062       $502,098
Alger American Fund:
  Alger American Small Capitalization Portfolio........     109,275     $4,608,190     $6,026,539

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
     During the years ended December 31, 1999, 1998 and 1997, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                     GROWTH PORTFOLIO                        MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                             1999         1998          1997           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased........................     189,567       346,424       388,406     72,119,301     70,268,727     49,458,951
Shares received from reinvestment of:
  Dividends.............................       8,670        39,380        39,547      2,051,913      1,900,929      1,340,251
  Capital gain distributions............      50,645       324,556       197,982
                                          ----------   -----------   -----------   ------------   ------------   ------------
Total shares acquired...................     248,882       710,360       625,935     74,171,214     72,169,656     50,799,202
Total shares redeemed...................    (376,289)     (232,492)      (62,876)   (65,737,428)   (61,368,156)   (47,463,144)
                                          ----------   -----------   -----------   ------------   ------------   ------------
Net (decrease) increase in shares
  owned.................................    (127,407)      477,868       563,059      8,433,786     10,801,500      3,336,058
Shares owned, beginning of year.........   2,542,983     2,065,115     1,502,056     40,359,766     29,558,266     26,222,208
                                          ----------   -----------   -----------   ------------   ------------   ------------
Shares owned, end of year...............   2,415,576     2,542,983     2,065,115     48,793,552     40,359,766     29,558,266
                                          ==========   ===========   ===========   ============   ============   ============
Cost of shares acquired.................  $4,706,516   $12,151,370   $10,722,252   $ 74,171,214   $ 72,169,656   $ 50,799,202
                                          ==========   ===========   ===========   ============   ============   ============
Cost of shares redeemed.................  $5,295,557   $ 3,234,814   $   850,640   $ 65,737,428   $ 61,368,156   $ 47,463,144
                                          ==========   ===========   ===========   ============   ============   ============

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                             BOND PORTFOLIO                       MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1999         1998         1997         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     341,433      705,303      299,562      155,180      185,440      239,027
Shares received from reinvestment of:
  Dividends.....................................      19,222       51,084       26,180        8,563       33,989       29,247
  Capital gain distributions....................      15,102          113                    58,396       49,259        6,347
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     375,757      756,500      325,742      222,139      268,688      274,621
Total shares redeemed...........................    (412,722)    (133,291)     (84,040)    (286,032)    (130,324)    (101,367)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net (decrease) increase in shares owned.........     (36,965)     623,209      241,702      (63,893)     138,364      173,254
Shares owned, beginning of year.................   1,355,004      731,795      490,093    1,098,974      960,610      787,356
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................   1,318,039    1,355,004      731,795    1,035,081    1,098,974      960,610
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $4,018,116   $8,359,990   $3,458,106   $3,743,159   $4,468,360   $4,306,753
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $4,345,110   $1,351,371   $  907,232   $3,605,466   $1,596,263   $1,302,140
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------------------------
                                                 AGGRESSIVE GROWTH PORTFOLIO              INTERNATIONAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                                1999         1998         1997         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................       75,782      114,384      176,404      116,515      149,636      229,002
Shares received from reinvestment of:
  Dividends...............................        3,455        4,364        3,772       17,142       10,431       11,165
  Capital gain distributions..............       85,682       41,664          748       87,946      101,929       87,406
                                             ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired.....................      164,919      160,412      180,924      221,603      261,996      327,573
Total shares redeemed.....................     (125,866)     (81,878)     (79,376)    (287,256)    (207,084)    (184,734)
                                             ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in shares owned...       39,053       78,534      101,548      (65,653)      54,912      142,839
Shares owned, beginning of year...........      569,831      491,297      389,749    1,422,239    1,367,327    1,224,488
                                             ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.................      608,884      569,831      491,297    1,356,586    1,422,239    1,367,327
                                             ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired...................   $3,102,507   $3,283,291   $3,564,490   $3,053,743   $3,473,346   $4,278,967
                                             ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed...................   $2,024,721   $1,306,200   $1,172,747   $3,356,843   $2,480,687   $2,178,170
                                             ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                  MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------------
                               ALL PRO LARGE CAP         ALL PRO LARGE CAP         ALL PRO SMALL CAP         ALL PRO SMALL CAP
                               GROWTH PORTFOLIO           VALUE PORTFOLIO          GROWTH PORTFOLIO           VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                               1999         1998         1999         1998         1999         1998         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Shares purchased..........     691,692      213,913      344,968      249,960      640,176      192,921      357,150      176,132
Shares received from
  reinvestment of:
  Dividends...............          41                     1,416                                                 340
  Capital gain
    distributions.........
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired.....     691,733      213,913      346,384      249,960      640,176      192,921      357,490      176,132
Total shares redeemed.....     (71,752)     (18,779)     (50,287)     (39,435)     (41,896)     (22,674)    (100,081)     (16,777)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares
  owned...................     619,981      195,134      296,097      210,525      598,280      170,247      257,409      159,355
Shares owned, beginning of
  year....................     195,134                   210,525                   170,247                   159,355
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of
  year....................     815,115      195,134      506,622      210,525      768,527      170,247      416,764      159,355
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired...  $8,890,645   $2,139,394   $3,520,520   $2,312,547   $8,216,464   $1,703,306   $2,697,809   $1,436,512
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed...  $  725,052   $  188,185   $  491,967   $  385,825   $  413,127   $  225,975   $  813,397   $  156,918
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                      VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                      HIGH INCOME PORTFOLIO                   EQUITY-INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                  1999         1998         1997         1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.............................     395,651      619,153      556,624       352,799       644,882       738,222
Shares received from reinvestment of:
  Dividends..................................     186,959      106,389       65,635        59,998        48,036        43,550
  Capital gain distributions.................       6,989       67,602        8,112       132,627       170,951       218,961
                                               ----------   ----------   ----------   -----------   -----------   -----------
Total shares acquired........................     589,599      793,144      630,371       545,424       863,869     1,000,733
Total shares redeemed........................    (471,532)    (248,369)    (109,047)     (448,787)     (337,142)     (116,095)
                                               ----------   ----------   ----------   -----------   -----------   -----------
Net increase in shares owned.................     118,067      544,775      521,324        96,637       526,727       884,638
Shares owned, beginning of year..............   1,902,978    1,358,203      836,879     3,776,355     3,249,628     2,364,990
                                               ----------   ----------   ----------   -----------   -----------   -----------
Shares owned, end of year....................   2,021,045    1,902,978    1,358,203     3,872,992     3,776,355     3,249,628
                                               ==========   ==========   ==========   ===========   ===========   ===========
Cost of shares acquired......................  $6,507,744   $9,653,161   $7,933,056   $13,652,563   $20,896,968   $21,544,493
                                               ==========   ==========   ==========   ===========   ===========   ===========
Cost of shares redeemed......................  $5,578,652   $2,838,887   $1,173,099   $ 7,271,913   $ 5,134,531   $ 1,735,903
                                               ==========   ==========   ==========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                      VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                          GROWTH PORTFOLIO                        OVERSEAS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                  1999          1998          1997          1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.............................      645,089       469,280       353,805       52,742       97,693       97,803
Shares received from reinvestment of:
  Dividends..................................        4,443         9,986         9,845        2,900        2,178          229
  Capital gain distributions.................      279,371       261,224        44,069        4,678        6,419          908
                                               -----------   -----------   -----------   ----------   ----------   ----------
Total shares acquired........................      928,903       740,490       407,719       60,320      106,290       98,940
Total shares redeemed........................     (251,540)     (221,066)     (104,758)     (31,687)     (34,347)      (6,793)
                                               -----------   -----------   -----------   ----------   ----------   ----------
Net increase in shares owned.................      677,363       519,424       302,961       28,633       71,943       92,147
Shares owned, beginning of year..............    2,268,137     1,748,713     1,445,752      172,534      100,591        8,444
                                               -----------   -----------   -----------   ----------   ----------   ----------
Shares owned, end of year....................    2,945,500     2,268,137     1,748,713      201,167      172,534      100,591
                                               ===========   ===========   ===========   ==========   ==========   ==========
Cost of shares acquired......................  $41,021,861   $26,910,064   $13,852,376   $1,276,641   $2,078,757   $1,896,772
                                               ===========   ===========   ===========   ==========   ==========   ==========
Cost of shares redeemed......................  $ 6,028,805   $ 4,554,887   $ 2,350,230   $  633,822   $  619,562   $  121,787
                                               ===========   ===========   ===========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                    VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                     ASSET MANAGER PORTFOLIO                    INDEX 500 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 1999         1998          1997         1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................     345,712       548,871      387,965       270,949       240,834       245,745
Shares received from reinvestment of:
  Dividends.................................      82,354        60,098       48,526         7,396         6,162         3,170
  Capital gain distributions................     104,316       180,294      121,726         5,019        14,271         6,432
                                              ----------   -----------   ----------   -----------   -----------   -----------
Total shares acquired.......................     532,382       789,263      558,217       283,364       261,267       255,347
Total shares redeemed.......................    (292,324)     (169,820)    (131,563)      (92,221)      (65,663)       (5,997)
                                              ----------   -----------   ----------   -----------   -----------   -----------
Net increase in shares owned................     240,058       619,443      426,654       191,143       195,604       249,350
Shares owned, beginning of year.............   2,293,724     1,674,281    1,247,627       706,050       510,446       261,096
                                              ----------   -----------   ----------   -----------   -----------   -----------
Shares owned, end of year...................   2,533,782     2,293,724    1,674,281       897,193       706,050       510,446
                                              ==========   ===========   ==========   ===========   ===========   ===========
Cost of shares acquired.....................  $9,166,519   $13,130,066   $9,113,810   $42,365,796   $32,318,011   $26,020,287
                                              ==========   ===========   ==========   ===========   ===========   ===========
Cost of shares redeemed.....................  $4,129,550   $ 2,379,351   $1,839,942   $ 7,034,904   $ 4,219,384   $   327,595
                                              ==========   ===========   ==========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                     VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                              CONTRAFUND(R)                         INVESTMENT GRADE
                                                                PORTFOLIO                            BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1999          1998          1997          1999         1998        1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................      898,710       677,429       846,924      119,241      132,732     71,947
Shares received from reinvestment of:
  Dividends....................................       12,628        13,711         9,341        8,379        4,363      1,225
  Capital gain distributions...................       92,611       100,874        24,687        2,629          518
                                                 -----------   -----------   -----------   ----------   ----------   --------
Total shares acquired..........................    1,003,949       792,014       880,952      130,249      137,613     73,172
Total shares redeemed..........................     (436,928)     (233,767)      (46,360)     (41,216)     (26,098)    (3,410)
                                                 -----------   -----------   -----------   ----------   ----------   --------
Net increase in shares owned...................      567,021       558,247       834,592       89,033      111,515     69,762
Shares owned, beginning of year................    2,427,618     1,869,371     1,034,779      195,223       83,708     13,946
                                                 -----------   -----------   -----------   ----------   ----------   --------
Shares owned, end of year......................    2,994,639     2,427,618     1,869,371      284,256      195,223     83,708
                                                 ===========   ===========   ===========   ==========   ==========   ========
Cost of shares acquired........................  $25,278,970   $16,415,814   $15,732,802   $1,592,717   $1,720,207   $883,549
                                                 ===========   ===========   ===========   ==========   ==========   ========
Cost of shares redeemed........................  $ 6,248,088   $ 3,186,970   $   598,941   $  495,542   $  310,931   $ 39,648
                                                 ===========   ===========   ===========   ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                            EQUITY PORTFOLIO                     SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1999         1998         1997         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................      62,391      185,832      214,672       82,639      125,732      220,838
Shares received from reinvestment of:
  Dividends.....................................       6,048        5,869        3,476        5,000        2,202        3,052
  Capital gain distributions....................      27,543       25,328       12,375                    24,038       21,523
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................      95,982      217,029      230,523       87,639      151,972      245,413
Total shares redeemed...........................    (119,736)    (170,856)     (29,505)    (202,856)    (122,835)     (33,520)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net (decrease) increase in shares owned.........     (23,754)      46,173      201,018     (115,217)      29,137      211,893
Shares owned, beginning of year.................     607,084      560,911      359,893      717,730      688,593      476,700
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     583,330      607,084      560,911      602,513      717,730      688,593
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $3,584,113   $8,123,629   $7,519,820   $1,916,428   $3,833,541   $5,908,364
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $3,194,352   $3,697,900   $  528,336   $3,726,310   $2,067,904   $  564,212
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                     OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------
                                                                        MANAGED PORTFOLIO
---------------------------------------------------------------------------------------------------
                                                                 1999         1998         1997
---------------------------------------------------------------------------------------------------
Shares purchased............................................      66,129      167,464       333,304
Shares received from reinvestment of:
  Dividends.................................................      21,057       10,214        12,218
  Capital gain distributions................................      47,251       40,795        37,524
                                                              ----------   ----------   -----------
Total shares acquired.......................................     134,437      218,473       383,046
Total shares redeemed.......................................    (365,230)    (199,208)      (88,884)
                                                              ----------   ----------   -----------
Net (decrease) increase in shares owned.....................    (230,793)      19,265       294,162
Shares owned, beginning of year.............................   1,371,743    1,352,478     1,058,316
                                                              ----------   ----------   -----------
Shares owned, end of year...................................   1,140,950    1,371,743     1,352,478
                                                              ==========   ==========   ===========
Cost of shares acquired.....................................  $5,628,749   $9,544,488   $14,890,450
                                                              ==========   ==========   ===========
Cost of shares redeemed.....................................  $9,581,912   $4,217,378   $ 1,874,842
                                                              ==========   ==========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                    SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                            BOND PORTFOLIO                   GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1999         1998         1997         1999         1998          1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     404,130      540,773      385,038      669,834       793,097      901,830
Shares received from reinvestment of:
  Dividends....................................      53,898       77,487       58,342       23,087        40,016       20,474
  Capital gain distributions...................      28,039        4,482        2,585      144,588       108,036       22,214
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Total shares acquired..........................     486,067      622,742      445,965      837,509       941,149      944,518
Total shares redeemed..........................    (256,913)    (199,829)    (134,571)    (767,469)     (375,308)     (52,203)
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Net increase in shares owned...................     229,154      422,913      311,394       70,040       565,841      892,315
Shares owned, beginning of year................   1,579,674    1,156,761      845,367    1,943,219     1,377,378      485,063
                                                 ----------   ----------   ----------   ----------   -----------   ----------
Shares owned, end of year......................   1,808,828    1,579,674    1,156,761    2,013,259     1,943,219    1,377,378
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares acquired........................  $3,220,031   $4,262,079   $2,995,282   $9,161,525   $10,744,256   $9,963,127
                                                 ==========   ==========   ==========   ==========   ===========   ==========
Cost of shares redeemed........................  $1,760,846   $1,328,541   $  888,200   $7,836,950   $ 3,167,047   $  392,623
                                                 ==========   ==========   ==========   ==========   ===========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                            SCUDDER VARIABLE                       DREYFUS VARIABLE
                                                          LIFE INVESTMENT FUND                     INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                        INTERNATIONAL PORTFOLIO               ZERO COUPON 2000 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1999         1998         1997         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     249,705      243,337      362,848      326,266      160,739      178,897
Shares received from reinvestment of:
  Dividends.....................................       1,417       15,137        7,622       35,346       27,581       21,457
  Capital gain distributions....................     105,534       99,556        3,992
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     356,656      358,030      374,462      361,612      188,320      200,354
Total shares redeemed...........................    (186,965)    (115,740)     (40,903)    (262,400)     (67,815)    (129,825)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     169,691      242,290      333,559       99,212      120,505       70,529
Shares owned, beginning of year.................     997,618      755,328      421,769      596,064      475,559      405,030
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................   1,167,309      997,618      755,328      695,276      596,064      475,559
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $5,446,975   $4,962,915   $5,230,236   $4,454,728   $2,357,097   $2,451,313
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $2,322,222   $1,400,980   $  474,635   $3,215,866   $  858,337   $1,563,893
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                           DREYFUS VARIABLE                 DREYFUS SOCIALLY RESPONSIBLE
                                                           INVESTMENT FUND                        GROWTH FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                     GROWTH AND INCOME PORTFOLIO           SOCIALLY RESPONSIBLE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1999         1998         1997         1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     229,248      164,633      277,054       346,687      189,664      135,060
Shares received from reinvestment of:
  Dividends....................................       5,411        8,039       10,424            74          551          788
  Capital gain distributions...................      27,605       14,052       59,160        19,922       12,862        6,135
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired..........................     262,264      186,724      346,638       366,683      203,077      141,983
Total shares redeemed..........................    (227,833)    (138,714)    (168,058)     (127,771)     (67,031)     (12,434)
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned...................      34,431       48,010      178,580       238,912      136,046      129,549
Shares owned, beginning of year................     867,906      819,896      641,316       354,253      218,207       88,658
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year......................     902,337      867,906      819,896       593,165      354,253      218,207
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired........................  $6,260,045   $3,998,110   $7,078,888   $12,499,529   $5,748,444   $3,325,662
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed........................  $4,789,660   $2,869,687   $3,122,555   $ 2,927,631   $1,300,009   $  225,772
                                                 ==========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                          FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------
                                                        FUND FOR U.S. GOVERNMENT
                                                        SECURITIES II PORTFOLIO               UTILITY FUND II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1999         1998         1997         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     417,008      569,802      187,156      181,732      352,245      140,162
Shares received from reinvestment of:
  Dividends.....................................      34,835        6,466        8,648       18,106        3,744        6,422
  Capital gain distributions....................       6,849          286                    35,863       22,863        5,679
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     458,692      576,554      195,804      235,701      378,852      152,263
Total shares redeemed...........................    (273,468)     (82,504)     (50,622)    (188,147)     (69,825)     (28,608)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     185,224      494,050      145,182       47,554      309,027      123,655
Shares owned, beginning of year.................     835,734      341,684      196,502      668,055      359,028      235,373
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................   1,020,958      835,734      341,684      715,609      668,055      359,028
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $4,889,548   $6,298,311   $2,003,403   $3,332,804   $5,378,724   $1,905,479
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $2,791,284   $  823,154   $  517,189   $2,111,624   $  773,585   $  305,915
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                              NEUBERGER BERMAN ADVISERS
                                                                                  MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                BALANCED PORTFOLIO                 GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                            1999       1998       1997        1999        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Shares purchased........................................     1,850     20,340     37,500        1,319     15,238     26,907
Shares received from reinvestment of:
  Dividends.............................................       738      1,208        114
  Capital gain distributions............................     1,093      8,487        294        2,232     11,970        871
                                                          --------   --------   --------   ----------   --------   --------
Total shares acquired...................................     3,681     30,035     37,908        3,551     27,208     27,778
Total shares redeemed...................................   (51,150)   (23,112)    (1,645)     (41,388)   (19,990)    (2,327)
                                                          --------   --------   --------   ----------   --------   --------
Net (decrease) increase in shares owned.................   (47,469)     6,923     36,263      (37,837)     7,218     25,451
Shares owned, beginning of year.........................    47,469     40,546      4,283       37,837     30,619      5,168
                                                          --------   --------   --------   ----------   --------   --------
Shares owned, end of year...............................        --     47,469     40,546           --     37,837     30,619
                                                          ========   ========   ========   ==========   ========   ========
Cost of shares acquired.................................  $ 55,653   $475,889   $643,054   $   83,796   $696,912   $781,196
                                                          ========   ========   ========   ==========   ========   ========
Cost of shares redeemed.................................  $840,074   $376,517   $ 24,854   $1,102,841   $529,836   $ 55,238
                                                          ========   ========   ========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                     NEUBERGER BERMAN ADVISERS
                                                                          MANAGEMENT TRUST
-------------------------------------------------------------------------------------------------------------
                                                              LIMITED MATURITY                PARTNERS
                                                               BOND PORTFOLIO                 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                                                         1999       1998       1997        1999        1998
-------------------------------------------------------------------------------------------------------------
Shares purchased.....................................    42,160     60,226     62,507       66,085     22,371
Shares received from reinvestment of:
  Dividends..........................................     6,551      4,767      1,137          294
  Capital gain distributions.........................                                          512
                                                       --------   --------   --------   ----------   --------
Total shares acquired................................    48,711     64,993     63,644       66,891     22,371
Total shares redeemed................................   (28,203)   (30,748)    (1,353)      (9,606)      (783)
                                                       --------   --------   --------   ----------   --------
Net increase in shares owned.........................    20,508     34,245     62,291       57,285     21,588
Shares owned, beginning of year......................   103,757     69,512      7,221       21,588
                                                       --------   --------   --------   ----------   --------
Shares owned, end of year............................   124,265    103,757     69,512       78,873     21,588
                                                       ========   ========   ========   ==========   ========
Cost of shares acquired..............................  $644,471   $888,322   $877,259   $1,319,458   $407,672
                                                       ========   ========   ========   ==========   ========
Cost of shares redeemed..............................  $387,279   $424,355   $ 18,532   $  183,988   $ 15,849
                                                       ========   ========   ========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                 AMERICAN CENTURY                 VAN ECK WORLDWIDE
                                                             VARIABLE PORTFOLIOS, INC.             INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
                                                                AMERICAN CENTURY VP
                                                               CAPITAL APPRECIATION               VAN ECK WORLDWIDE
                                                                     PORTFOLIO                      BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                             1999      1998       1997        1999        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................................       742     8,123     11,508       96,145     80,971     75,793
Shares received from reinvestment of:
  Dividends..............................................                                       5,627        786        468
  Capital gain distributions.............................                 961        266        2,514
                                                           --------   -------   --------   ----------   --------   --------
Total shares acquired....................................       742     9,084     11,774      104,286     81,757     76,261
Total shares redeemed....................................   (23,979)   (2,494)    (3,195)     (52,351)   (29,810)    (2,829)
                                                           --------   -------   --------   ----------   --------   --------
Net (decrease) increase in shares owned..................   (23,237)    6,590      8,579       51,935     51,947     73,432
Shares owned, beginning of year..........................    23,237    16,647      8,068      135,965     84,018     10,586
                                                           --------   -------   --------   ----------   --------   --------
Shares owned, end of year................................        --    23,237     16,647      187,900    135,965     84,018
                                                           ========   =======   ========   ==========   ========   ========
Cost of shares acquired..................................  $  7,092   $85,444   $116,229   $1,149,856   $955,676   $812,049
                                                           ========   =======   ========   ==========   ========   ========
Cost of shares redeemed..................................  $233,096   $26,675   $ 33,569   $  559,411   $318,147   $ 30,337
                                                           ========   =======   ========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                               VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
                                       VAN ECK WORLDWIDE                   VAN ECK WORLDWIDE               VAN ECK WORLDWIDE
                                     HARD ASSETS PORTFOLIO             EMERGING MARKETS PORTFOLIO        REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
                                   1999       1998       1997        1999         1998         1997        1999        1998
-------------------------------------------------------------------------------------------------------------------------------
Shares purchased...............    46,969     51,095      7,648      400,787      147,436       87,201     30,756      39,722
Shares received from
  reinvestment of:
  Dividends....................       763         71         73                       854           38        653
  Capital gain distributions...                1,740         54                       759
                                 --------   --------   --------   ----------   ----------   ----------   --------    --------
Total shares acquired..........    47,732     52,906      7,775      400,787      149,049       87,239     31,409      39,722
Total shares redeemed..........   (19,971)   (16,271)      (354)    (119,831)     (40,752)     (10,248)    (5,859)    (10,398)
                                 --------   --------   --------   ----------   ----------   ----------   --------    --------
Net increase in shares owned...    27,761     36,635      7,421      280,956      108,297       76,991     25,550      29,324
Shares owned, beginning of
  year.........................    46,611      9,976      2,555      193,020       84,723        7,732     29,324
                                 --------   --------   --------   ----------   ----------   ----------   --------    --------
Shares owned, end of year......    74,372     46,611      9,976      473,976      193,020       84,723     54,874      29,324
                                 ========   ========   ========   ==========   ==========   ==========   ========    ========
Cost of shares acquired........  $490,303   $536,561   $129,621   $4,023,833   $1,157,713   $1,212,177   $300,279    $390,669
                                 ========   ========   ========   ==========   ==========   ==========   ========    ========
Cost of shares redeemed........  $207,679   $246,428   $  5,619   $1,253,483   $  588,929   $  125,930   $ 60,491    $112,395
                                 ========   ========   ========   ==========   ==========   ==========   ========    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                      ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------
                                                                         ALGER AMERICAN
                                                                      SMALL CAPITALIZATION
                                                                           PORTFOLIO
--------------------------------------------------------------------------------------------------
                                                                 1999         1998         1997
--------------------------------------------------------------------------------------------------
Shares purchased............................................      22,690       37,437       40,894
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................      13,016        9,723        1,128
                                                              ----------   ----------   ----------
Total shares acquired.......................................      35,706       47,160       42,022
Total shares redeemed.......................................     (12,456)     (12,326)      (2,609)
                                                              ----------   ----------   ----------
Net increase in shares owned................................      23,250       34,834       39,413
Shares owned, beginning of year.............................      86,025       51,191       11,778
                                                              ----------   ----------   ----------
Shares owned, end of year...................................     109,275       86,025       51,191
                                                              ==========   ==========   ==========
Cost of shares acquired.....................................  $1,502,178   $1,968,028   $1,740,549
                                                              ==========   ==========   ==========
Cost of shares redeemed.....................................  $  472,191   $  502,525   $  104,052
                                                              ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by PLACA. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and
(5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years for Market Street VIP and Market Street VIP/2 contracts and seven full years for an Options VIP contract, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For Options VIP contracts, the 10% is cumulative if unused.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 and Options VIP contracts, PLACA deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 and Options VIP contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1999 and 1998.

     The contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractholder will receive a refund equal to the contract account value plus certain deductions made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 and Options VIP contracts. PLACA reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                      [This Page Intentionally Left Blank]

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

     In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 7, 2000

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 1999          1998
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 1999-$320,293;
      1998-$352,107)........................................  $  304,681    $  359,442
     Held to maturity, at amortized cost (market:
      1999-$41,906; 1998-$57,419)...........................      42,263        54,671
  Equity securities, at market (cost: 1999-$232;
     1998-$1,278)...........................................         400         1,360
  Mortgage loans............................................      58,179        58,907
  Real estate...............................................       1,794           484
  Policy loans and premium notes............................      11,168         8,454
  Other invested assets.....................................       2,041            88
                                                              ----------    ----------
       Total investments....................................     420,526       483,406
                                                              ----------    ----------
Cash and cash equivalents...................................       6,010         5,581
Investment income due and accrued...........................       6,868         7,304
Deferred policy acquisition costs...........................     133,347       104,913
Reinsurance recoverable.....................................       3,515         3,054
Separate account assets.....................................   1,127,941       880,417
Other assets................................................       1,179         1,312
                                                              ----------    ----------
       Total assets.........................................  $1,699,386    $1,485,987
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  482,673    $  517,625
  Other policy obligations..................................       1,744         1,181
                                                              ----------    ----------
       Total policy liabilities.............................     484,417       518,806
                                                              ----------    ----------
Payable to parent...........................................         917            --
Federal income taxes payable:
  Current...................................................       2,676         6,281
  Deferred..................................................       1,246         2,474
Separate account liabilities................................   1,124,803       877,713
Other liabilities...........................................       5,191         3,447
                                                              ----------    ----------
       Total liabilities....................................   1,619,250     1,408,721
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      44,165        44,165
  Retained earnings.........................................      37,306        28,346
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (3,835)        2,255
                                                              ----------    ----------
       Total equity.........................................      80,136        77,266
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,699,386    $1,485,987
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               1999       1998       1997
                                                              -------    -------    -------
REVENUES
Premiums....................................................  $18,031    $13,269    $13,904
Policy and contract charges.................................   29,386     18,239     11,729
Net investment income.......................................   34,876     35,262     32,314
Other income................................................    2,927      2,705      4,815
Net realized (losses) gains on investments..................   (1,887)     2,010         69
                                                              -------    -------    -------
  Total revenues............................................   83,333     71,485     62,831
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   13,435     13,884     15,606
Change in future policyholder benefits......................   32,415     24,791     19,254
Commissions and operating expenses..........................   22,736     19,859     15,271
Policyholder dividends......................................    1,090        958        773
                                                              -------    -------    -------
  Total benefits and expenses...............................   69,676     59,492     50,904
                                                              -------    -------    -------
     Income before income taxes.............................   13,657     11,993     11,927
Income tax expense:
  Current...................................................    2,645      3,776      2,470
  Deferred..................................................    2,052        436      1,979
                                                              -------    -------    -------
     Total income tax expense...............................    4,697      4,212      4,449
                                                              -------    -------    -------
       Net Income...........................................  $ 8,960    $ 7,781    $ 7,478
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN THOUSANDS)

                                                                                      NET
                                                        CONTRIBUTED                UNREALIZED
                                      COMMON              CAPITAL                 APPRECIATION
                                      STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                      SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES    EQUITY
                                      ------   ------   -----------   --------   --------------   -------
Balance at January 1, 1997..........  2,500    $2,500     $37,665     $13,087       $   897       $54,149
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,478            --         7,478
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --         1,962         1,962
                                                                                                  -------
  Total comprehensive income........                                                                9,440
  Capital contribution from
     parent.........................     --       --        6,500          --            --         6,500
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1997........  2,500    2,500       44,165      20,565         2,859        70,089
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       7,781            --         7,781
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --          (604)         (604)
                                                                                                  -------
  Total comprehensive income........                                                                7,177
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1998........  2,500    2,500       44,165      28,346         2,255        77,266
                                                                                                  -------
  Comprehensive income
     Net income.....................     --       --           --       8,960            --         8,960
     Other comprehensive income, net
       of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities................     --       --           --          --        (6,090)       (6,090)
                                                                                                  -------
  Total comprehensive income........                                                                2,870
                                      -----    ------     -------     -------       -------       -------
Balance at December 31, 1999........  2,500    $2,500     $44,165     $37,306       $(3,835)      $80,136
                                      =====    ======     =======     =======       =======       =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                1999        1998        1997
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   8,960   $   7,781   $   7,478
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     24,461      21,927      15,076
  Amortization of deferred policy acquisition costs.........     16,426      14,804       9,445
  Capitalization of deferred policy acquisition costs.......    (31,369)    (35,985)    (31,404)
  Deferred Federal income taxes.............................      2,052         436       1,979
  Depreciation, amortization and accretion..................       (371)        372         625
  Net realized losses (gains) on investments................      1,887      (2,010)        (69)
  Change in investment income due and accrued...............        436        (258)       (437)
  Change in reinsurance recoverable.........................       (461)     71,620       5,672
  Change in policy liabilities..............................       (894)    (77,582)    (12,255)
  Change in other liabilities...............................      1,744      (3,444)      3,250
  Change in current Federal income taxes payable............     (3,605)      2,353        (809)
  Other, net................................................        294      (2,236)     (2,676)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) operating activities.....     19,560      (2,222)     (4,125)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     27,345      21,681      21,382
  Equity securities.........................................        652         370         100
  Real estate...............................................         --       5,324         772
  Other invested assets.....................................        566         248         333
Proceeds from maturities of investments:
  Held to maturity securities...............................     13,801      10,128      19,184
  Available for sale securities.............................     58,546      56,894      28,439
  Mortgage loans............................................      8,631       4,436       2,599
Purchases of investments:
  Held to maturity securities...............................     (1,080)     (2,000)     (2,029)
  Available for sale securities.............................    (55,525)   (119,639)    (72,520)
  Equity securities.........................................         --        (207)       (609)
  Mortgage loans............................................     (8,825)    (17,166)     (7,179)
  Real estate...............................................        (65)       (195)        (99)
  Other invested assets.....................................     (2,507)         --        (302)
Contributions of separate account seed money................         --        (330)         --
Withdrawals of separate account seed money..................         --         265          --
Policy loans and premium notes, net.........................     (2,714)     (1,729)       (373)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) investing activities.....     38,825     (41,920)    (10,302)
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    212,196     302,071     232,307
Variable universal life and investment product
  withdrawals...............................................   (270,152)   (252,348)   (228,871)
Capital contribution from parent............................         --          --       6,500
                                                              ---------   ---------   ---------
    Net cash (used in) provided by financing activities.....    (57,956)     49,723       9,936
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................        429       5,581      (4,491)
Cash and cash equivalents, beginning of year................      5,581          --       4,491
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   6,010   $   5,581   $      --
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   6,246   $   1,434   $   3,280
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $   1,245   $     500   $      --
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     On October 13, 1998, the Board of Directors of Provident Mutual unanimously approved and adopted a Plan of Conversion (Plan) to reorganize Provident Mutual Life Insurance Company, utilizing a mutual holding company structure.

     The Insurance Department of the Commonwealth of Pennsylvania reviewed the Plan and rendered its Decision and Order approving the Plan, subject to certain conditions, on November 6, 1998.

     A Special Meeting of policyholders to consider and vote upon the Plan was held on February 9, 1999. Approximately 90% of the voting policyholders approved the Plan.

     Subsequent to the Special Meeting, a group of dissident policyholders filed a lawsuit to block the Plan. On February 11, 1999, a Philadelphia Common Pleas Court judge issued an order granting a preliminary injunction blocking the Plan until the Court conducted a hearing. Provident Mutual continued to provide information to the Court at hearings held on March 16, 1999 and June 22, 1999. On September 16, 1999, the judge issued a permanent injunction blocking the Plan until certain additional disclosures were made.

     On October 29, 1999, Provident Mutual announced that it was abandoning the Plan due to practical barriers to completing all of the required steps before the December 31, 1999 deadline mandated in the Pennsylvania Insurance Department's order approving the Plan.

     The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 78% of the Company's sales for the year ended December 31, 1999. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation, including short-term investments reclassified as cash and cash equivalents.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net income was $886, $1,702 and $1,792 for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory surplus was $44,161 and $44,730 as of December 31, 1999 and 1998, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $740 and $1,064 at December 31, 1999 and 1998, respectively.

     Policy loans are reported at unpaid principal balances.

     Foreclosed real estate is carried at lower of cost or fair value and is held for sale.

     Other invested assets consist of limited partnerships carried at the lower of cost or market value.

     Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased, reduced by the amount of outstanding checks.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

     Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt the provisions of SFAS No. 133 effective January 1, 2001. The Company is currently reviewing SFAS No. 133 and has not yet determined its impact on the financial statements.

     Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of this statement did not have a material effect on the results of operations or the financial position of the Company.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality table at interest rates ranging from 3.5% to 4.5%.

  Variable Life and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates which ranged from 4.5% to 6.5% in 1999.

  Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yields, before realized capital gains and losses, in the calculation of expected gross margins was 8.0% for 1999, 8.25% for 1998 and 8.0% for 1997.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies.

     Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

     The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1999 and 1998:

                                       DECEMBER 31, 1999           DECEMBER 31, 1998
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $304,681      $304,681      $359,442      $359,442
  Held to maturity................     $41,906       $42,263       $57,419       $54,671
Equity securities.................        $400          $400        $1,360        $1,360
Mortgage loans....................     $57,261       $58,179       $64,225       $58,907
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,407        $7,428        $7,479        $7,142
Individual annuities..............  $1,346,732    $1,384,023    $1,181,520    $1,215,896

     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

     The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1999 and 1998 are as follows:

                                                                  DECEMBER 31, 1999
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                   COST         GAINS         LOSSES        VALUE
               ------------------                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,714       $    1       $    67      $  1,648
Obligations of states and political
  subdivisions..................................       952           37            --           989
Corporate securities............................   290,080          751        15,499       275,332
Mortgage-backed securities......................    27,547          155           990        26,712
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   320,293          944        16,556       304,681
Equity securities...............................       232          171             3           400
                                                  --------       ------       -------      --------
  Total.........................................  $320,525       $1,115       $16,559      $305,081
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 1999
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,165        $182          $ 23        $ 4,324
Corporate securities.............................    36,770          99           653         36,216
Mortgage-backed securities.......................     1,328          38            --          1,366
                                                    -------        ----          ----        -------
  Total..........................................   $42,263        $319          $676        $41,906
                                                    =======        ====          ====        =======

                                                                  DECEMBER 31, 1998
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                   COST         GAINS         LOSSES        VALUE
               ------------------                 ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $    562      $    38        $   --      $    600
Obligations of states and political
  subdivisions..................................     3,416          215            --         3,631
Corporate securities............................   317,068        9,330         3,340       323,058
Mortgage-backed securities......................    31,061        1,121            29        32,153
                                                  --------      -------        ------      --------
  Subtotal -- fixed maturities..................   352,107       10,704         3,369       359,442
Equity securities...............................     1,278          495           413         1,360
                                                  --------      -------        ------      --------
  Total.........................................  $353,385      $11,199        $3,782      $360,802
                                                  ========      =======        ======      ========

                                                                   DECEMBER 31, 1998
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,655       $  594         $--         $ 5,249
Corporate securities.............................    46,618        1,849           1          48,466
Mortgage-backed securities.......................     3,398          306          --           3,704
                                                    -------       ------         ---         -------
  Total..........................................   $54,671       $2,749         $ 1         $57,419
                                                    =======       ======         ===         =======

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
                     AVAILABLE FOR SALE                         COST       FAIR VALUE
                     ------------------                       ---------    ----------
Due in one year or..........................................  $ 13,041      $ 13,064
Due after one year through five years.......................   117,657       115,895
Due after five years through ten years......................   106,214        98,939
Due after ten years.........................................    83,381        76,783
                                                              --------      --------
  Total.....................................................  $320,293      $304,681
                                                              ========      ========

                                                              AMORTIZED    ESTIMATED
                      HELD TO MATURITY                          COST       FAIR VALUE
                      ----------------                        ---------    ----------
Due in one year or less.....................................   $ 5,416      $  5,413
Due after one year through five years.......................    19,961        19,773
Due after five years through ten years......................    13,993        13,984
Due after ten years.........................................     2,893         2,736
                                                               -------      --------
  Total.....................................................   $42,263      $ 41,906
                                                               =======      ========

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized (losses) gains on investments for the years ended December 31, 1999, 1998 and 1997 are summarized as follows:

                                                          1999       1998      1997
                                                         -------    ------    -------
Fixed maturities.......................................  $(1,506)   $ (292)   $ 1,135
Equity securities......................................     (393)     (273)    (1,360)
Mortgage loans.........................................       --      (194)       104
Real estate............................................       --     2,735        133
Other invested assets..................................       12        34         57
                                                         -------    ------    -------
                                                         $(1,887)   $2,010    $    69
                                                         =======    ======    =======

     Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 1999 and 1998 is summarized as follows:

                                                                1999       1998
                                                              --------    -------
Net unrealized (depreciation) appreciation before
  adjustments for the following:............................  $(15,444)   $ 7,417
  Amortization of deferred policy acquisition costs.........     9,545     (3,947)
  Deferred Federal income taxes.............................     2,064     (1,215)
                                                              --------    -------
Net unrealized (depreciation) appreciation..................  $ (3,835)   $ 2,255
                                                              ========    =======

     Net investment income, by type of investment, is as follows for the years ending December 31, 1999, 1998 and 1997:

                                                         1999       1998       1997
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $25,413    $25,294    $22,559
  Held to maturity....................................    4,126      4,686      5,692
Equity securities.....................................        2         66         92
Mortgage loans........................................    5,099      4,485      3,924
Real estate...........................................      183        523        591
Policy loans..........................................      427        299        214
Cash and cash equivalents.............................      255        431        258
Other, net............................................      119        781          9
                                                        -------    -------    -------
                                                         35,624     36,565     33,339
Less investment expenses..............................     (748)    (1,303)    (1,025)
                                                        -------    -------    -------
Net investment income.................................  $34,876    $35,262    $32,314
                                                        =======    =======    =======

4.  MORTGAGE LOANS

     The carrying value of impaired loans was $0 and $2,363, which were net of reserves of $0 and $474 as of December 31, 1999 and 1998, respectively.

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1999 and 1998 is as follows:

                                                                 1999      1998
                                                                ------    ------
Balance at January 1........................................    $1,064    $1,170
Provision, net of recoveries................................      (324)      124
Releases due to foreclosures................................        --      (230)
                                                                ------    ------
Balance at December 31......................................    $  740    $1,064
                                                                ======    ======

     The average recorded investment in impaired loans was $1,418 and $2,624 during 1999 and 1998, respectively. Interest income recognized on impaired loans during 1999, 1998 and 1997 was $124, $237 and $284, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

     Real estate totaled $1,794 and $484 as of December 31, 1999 and 1998, respectively. Depreciation expense was $0, $116 and $113 for the years ended December 31, 1999, 1998 and 1997, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the deferred policy acquisition cost (DAC) asset for 1999, 1998 and 1997 is as follows (in thousands):

                                                        1999        1998       1997
                                                      --------    --------    -------
Balance at January 1,...............................  $104,913    $ 83,291    $62,520
Expenses deferred...................................    31,369      35,985     31,404
Amortization of DAC.................................   (16,426)    (14,804)    (9,445)
Effect on DAC from unrealized losses (gains)........    13,491         441     (1,188)
                                                      --------    --------    -------
Balance at December 31,.............................  $133,347    $104,913    $83,291
                                                      ========    ========    =======

7.  FEDERAL INCOME TAXES

     The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                            YEAR ENDED DECEMBER 31,
                                                           --------------------------
                                                            1999      1998      1997
                                                           ------    ------    ------
Federal income tax at statutory rate.....................  $4,780    $4,198    $4,174
  Current year equity tax................................     817       664       900
  True down of prior years' equity tax...................    (900)     (650)     (625)
                                                           ------    ------    ------
Provision for Federal income tax from operations.........  $4,697    $4,212    $4,449
                                                           ======    ======    ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 1999 and 1998:

                                                               1999       1998
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $36,685    $32,648
Net unrealized gain on available for sale securities........       --      1,215
                                                              -------    -------
  Total deferred tax liability..............................   36,685     33,863
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   32,505     30,671
Invested assets.............................................      422        353
Policyholder dividends......................................      203        189
Net unrealized loss on available for sale securities........    2,065         --
Other.......................................................      244        176
                                                              -------    -------
  Total deferred tax asset..................................   35,439     31,389
                                                              -------    -------
Net deferred tax liability..................................  $ 1,246    $ 2,474
                                                              =======    =======

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31,

1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                             CEDED TO      ASSUMED
                                                GROSS         OTHER       FROM OTHER      NET
                                                AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                              ----------    ----------    ----------    --------
DECEMBER 31, 1999
Life insurance in force.....................  $3,304,015    $2,454,842     $25,319      $874,492
                                              ==========    ==========     =======      ========
Premiums....................................  $   18,580    $      639     $    90      $ 18,031
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  482,673    $    3,515     $ 1,968      $481,126
                                              ==========    ==========     =======      ========
DECEMBER 31, 1998:
Life insurance in force.....................  $2,763,532    $1,980,669     $34,968      $817,831
                                              ==========    ==========     =======      ========
Premiums....................................  $   13,771    $      666     $   164      $ 13,269
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  517,625    $    3,054     $ 2,378      $516,949
                                              ==========    ==========     =======      ========
DECEMBER 31, 1997:
Life insurance in force.....................  $2,153,084    $1,591,141     $50,233      $612,176
                                              ==========    ==========     =======      ========
Premiums....................................  $   14,367    $      614     $   151      $ 13,904
                                              ==========    ==========     =======      ========
Future policyholder benefits................  $  516,591    $   74,674     $ 3,102      $445,019
                                              ==========    ==========     =======      ========

     On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140.

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 1999 and 1998. Deposits ceded during 1999 and 1998 were $2,627 and $2,749, respectively.

     Approximately $1,668,604 and $1,481,828 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 1999 and 1998, respectively. Premiums and deposits ceded were $4,146 and $4,103 during 1999 and 1998, respectively. Reinsurance recoverables at December 31, 1999 and 1998 were $132 and $134, respectively.

9.  RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $15,941, $16,581 and $13,964 for 1999, 1998 and 1997, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 1999 and 1998 approximated $73,957 and $81,050, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

     At December 31, 1999, the Company had outstanding mortgage loan and limited partnership commitments of approximately $3,768. The mortgage loan commitments, which expire through December 2000, totaled $3,275 and were issued during 1999 at interest rates consistent with rates applicable on December 31, 1999. As a result, the fair value of these commitments approximates the face amount.

     Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company had no hedge activity in 1999. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998. The approximate net losses generated from the hedge positions were $33 in 1998. There were no open hedge positions at December 31, 1999 and 1998.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 1999 or 1998.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 1999 and 1998, approximately $34,449 and $23,488, respectively, in debt security investments (9.5% and 5.8%, respectively, of the total debt security portfolio) are considered "below investment grade." During 1999, the Company increased its allocation of assets to "below investment grade" securities. Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 1999 of $600 were non-income producing for the year ended December 31, 1999.

     The Company had debt security investments in the financial services industry at both December 31, 1999 and 1998 that exceeded 5% of total assets.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 1999 and 1998, there were no delinquent mortgage loans (i.e., loans where payments on principal and/or interest are over 90 days past due).

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

     The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business, which, in the opinion of management and legal counsel, will not have a material effect on the Company's financial position or its results of operations.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments will not have a material adverse effect on the financial statements. Guaranty fund assessments totaled $79, $109 and $236 in 1999, 1998 and 1997, respectively. Of those amounts, $76, $56 and $117 in 1999, 1998 and 1997, respectively, are creditable against future years' premium taxes.

11.  COMPREHENSIVE INCOME

     The components of other comprehensive income are as follows:

                                                                      TAX
                                                     BEFORE TAX    (EXPENSE)    NET OF TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 1999:
  Unrealized (depreciation) appreciation on
     securities....................................   $(11,256)     $ 3,939      $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887         (660)       1,227
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $ 3,279      $(6,090)
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................   $  1,081      $  (378)     $   703
  Less: reclassification adjustment for gains
     realized in net income........................     (2,010)         703       (1,307)
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $   (929)     $   325      $  (604)
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1997:
  Unrealized appreciation (depreciation) on
     securities....................................   $  3,088      $(1,081)     $ 2,007
  Less: reclassification adjustment for gains
     realized in net income........................        (69)          24          (45)
                                                      --------      -------      -------
  Net change in unrealized appreciation
     (depreciation) on securities..................   $  3,019      $(1,057)     $ 1,962
                                                      ========      =======      =======

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

       (a)  Financial Statements
            All required financial statements are included in Part A and Part B of this Registration Statement.
            (1)   (a)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account and
                       subaccounts (the Growth; Money Market; Bond; Managed;
                       Aggressive Growth; and International subaccounts) dated
                       November 20, 1991.(1)
                  (b)  Unanimous Consent of the Board of Directors of
                       Providentmutual Life and Annuity Company of America
                       authorizing additional Subaccounts of the Providentmutual
                       Variable Annuity Separate Account dated June 7, 1993
                       (authorizing the establishment of the Fidelity Growth;
                       Fidelity Equity-Income; Fidelity High Income Bond; Fidelity
                       Asset Manager; Scudder Bond and Dreyfus Zero Coupon 2000
                       Bond subaccounts).(1)
                  (c)  Resolution of the Executive Committee of the Board of
                       Directors of Providentmutual Life and Annuity Company of
                       America authorizing additional Subaccounts of the
                       Providentmutual Variable Annuity Separate Account dated
                       April 13, 1995 (authorizing the establishment of the
                       Fidelity Contrafund(R); Scudder Growth and Income; Scudder
                       International; Dreyfus Growth and Income; Dreyfus Socially
                       Responsible; Federated U.S. Government Bond Fund and
                       Federated Utility subaccounts).(2)
                  (d)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the Van Eck
                       Worldwide Emerging Markets subaccount).(2)
                  (e)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the All Pro Large
                       Cap Value; All Pro Large Cap Growth; All Pro Small Cap Value
                       and All Pro Small Cap Growth subaccounts).(2)
            (2)   Not applicable.
            (3)   (a)  Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and the
                       Providentmutual Variable Annuity Separate Account.(2)
                  (b)  Form of Selling Agreement between PML Securities, Inc. and
                       Sentinel Financial Services Company.(2)
            (4)   (a)  Form of Individual Flexible Premium Deferred Variable
                       Annuity Contract (PL512).(2)
                  (b)  Amendment of Contract Provisions Rider (for Unisex
                       Contracts) (PL470.13A).(2)
                  (c)  Qualified Plan Rider (PL471).(2)
                  (d)  403(b) Annuity Loan Rider (PL515).(2)
                  (e)  Death Benefit Rider "Step Up" (PL547).(2)

                  (f)  Simple IRA Rider (PL549).(2)
                  (g)  SEP IRA Rider (PL550).(2)
                  (h)  Amendment to Qualify Deferred Annuity Contract as an IRA
                       Rider (PL553).(2)
                  (i)  Amendment to Qualify Deferred Annuity Contract as a TSA
                       Under 403(b) Rider (PL554).(2)
                  (j)  Amendment for a Charitable Remainder Trust Rider (PL558).(2)
                  (k)  Systematic Withdraw Plan Rider (PL600).(2)
            (5)   Form of Application and 1717 Capital Management Company
                  Suitability Statement.(2)
            (6)   (a)  Restated Certificate of Incorporation of Providentmutual
                       Life and Annuity Company of America.(2)
                  (b)  By-Laws of Providentmutual Life and Annuity Company of
                       America.(2)
            (7)   Not applicable.
            (8)   (a)  Participation Agreement among Market Street Fund, Inc.,
                       Providentmutual Life and Annuity Company of America and PML
                       Securities, Inc.(2)
                  (b)  Participation Agreement among Variable Insurance Products
                       Fund, Fidelity Distributors Corporation and Providentmutual
                       Life and Annuity Company of America.(3)
                  (c)  Participation Agreement among Variable Insurance Products
                       Fund II, Fidelity Distributors Corporation and
                       Providentmutual Life and Annuity Company of America.(3)
                  (d)  Participation Agreement between Van Eck Investment Trust and
                       Providentmutual Life and Annuity Company of America.(2)
                  (e)  Participation Agreement among OCC Accumulation Trust,
                       Providentmutual Life and Annuity Company of America and OCC
                       Distributors.(1)
                  (f)  Participation Agreement among Scudder Variable Life
                       Investment Fund, Providentmutual Life and Annuity Company of
                       America and Scudder Investor Services, Inc.(1)
                  (g)  Participation Agreement among Dreyfus Variable Investment
                       Fund, Providentmutual Life and Annuity Company of America
                       and Premier Mutual Fund Services, Inc.(1)
                  (h)  Participation Agreement among Insurance Management Series,
                       Providentmutual Life and Annuity Company of America and
                       Federated Securities Corp.(1)
                  (i)  Form of Fund Participation Agreement among Strong Variable
                       Insurance Funds, Inc., Providentmutual Life and Annuity
                       Company of America and Strong Investments, Inc.(1)
                  (j)  Service Agreement between Providentmutual Life and Annuity
                       Company of America and Provident Mutual Life Insurance
                       Company of Philadelphia.(2)
                  (k)  Support Agreement between Provident Mutual Life Insurance
                       Company and Providentmutual Life and Annuity Company of
                       America.(2)
            (9)   Consent of James G. Potter, Jr., Esquire.
            (10)  (a)  Consent of Drinker Biddle & Reath LLP.
                  (b)  Consent of PricewaterhouseCoopers LLP.

           (11)       No financial statements will be omitted from Item 23.
           (12)       Not applicable.
           (13)       Schedule for computation of performance data.(4)


---------------


(1) Filed herewith.



(2) Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.



(3) Incorporated herein by reference to post-effective amendment No. 18 to the Form S-6 registration statement for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998, File No. 33-2625.



(4) Incorporated herein by reference to post-effective amendment No. 7, filed on April 30, 1999, File No. 33-65512.


Item 25.  Directors and Officers of the Depositor


         NAME AND PRINCIPAL BUSINESS ADDRESS*               POSITION AND OFFICES WITH DEPOSITOR
         ------------------------------------               -----------------------------------
Robert W. Kloss**......................................    President and Director
Mary Lynn Finelli**....................................    Director
Alan F. Hinkle**.......................................    Director, Vice President and Actuary
James D. Kestner**.....................................    Director
Sarah C. Lange**.......................................    Director
Mehran Assadi..........................................    Director
James G. Potter, Jr.**.................................    Director, Secretary and Legal Officer
Linda M. Springer**....................................    Director
Joan C. Tucker.........................................    Director and Vice President
Michael Funck**........................................    Financial Reporting Officer
Scott V. Carney**......................................    Vice President and Actuary
Rosanne Gatta**........................................    Treasurer
Anthony Giampietro**...................................    Assistant Treasurer
Deborah Thiel Hall**...................................    Compliance Officer
Timothy P. Henry**.....................................    Vice President and Investment Officer
Joseph T. Laudadio.....................................    Underwriting Officer
Todd R. Miller**.......................................    Assistant Financial Reporting Officer
Stephen L. White**.....................................    Vice President and Actuary


---------------

  * Unless otherwise indicated, the principal business address is 300 Continental Drive, Newark, DE 19713.

 ** Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA
    19312-1181.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
Provident Mutual                Pennsylvania    Mutual Company             Life & Health Insurance
  Life Insurance Company
Providentmutual Life and        Delaware        Ownership of all           Life & Health Insurance
  Annuity Company                               voting securities
  of America                                    by Provident Mutual
Provident Mutual International  Delaware        Ownership of all           Life & Health Insurance
  Life Insurance Company                        voting securities
                                                by Provident Mutual
Providentmutual                 Pennsylvania    Ownership of all           Holding Company
  Holding Company (PHC)                         voting securities
                                                by Provident Mutual
1717 Capital Management         Pennsylvania    Ownership of all           Broker/Dealer
  Company                                       voting securities by
                                                PHC
1717 Brokerage Services, Inc.   Pennsylvania    Ownership of all voting    Insurance Agency
                                                securities by PHC
Market Street Investment        Pennsylvania    Ownership of all           Investment Adviser
  Management Company                            voting securities
                                                by PHC
Washington Square               Pennsylvania    Ownership of all           Administrative Services
  Administrative Services,                      voting securities
  Inc.                                          by PHC
Institutional Concepts, Inc.    New York        Ownership of all           Insurance Agency
                                                voting securities
                                                by PHC
Provestco, Inc.                 Delaware        Ownership of all           Real Estate Investment
                                                voting securities
                                                by PHC
PNAM, Inc.                      Delaware        Ownership of all           Holding Company
                                                voting securities
                                                by PHC
Sigma American                  Delaware        Ownership of 80.2%         Investment Management
  Corporation                                   voting securities by       and Advisory Services
                                                PHC and 19.8% voting
                                                securities by Provident
                                                Mutual
Provident Mutual                Delaware        Ownership of all           Investment Management
  Management Co., Inc.                          voting securities          and Advisory Services
                                                by Sigma American
Software Development            Pennsylvania    Ownership of 100%          Development and
  Corporation                                   voting securities          Marketing of Computer
                                                by PHC                     Software
Market Street Fund, Inc.        Maryland                                   Mutual Fund

                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
Four P Finance Company          Pennsylvania    Ownership of all
                                                voting securities
                                                by PHC
Covenant Financial              Delaware        Ownership of all
  Services, Inc.                                voting securities
                                                by PHC
1717 Advisory Services, Inc.    Pennsylvania    Ownership of all
                                                voting securities
                                                by Covenant Financial
                                                Services
Providentmutual                 Pennsylvania    Ownership of all
  Distributors, Inc.                            voting securities
                                                by Sigma American
                                                Corporation
RF Advisers, Inc.               Pennsylvania    Ownership of all
                                                voting securities
                                                by Sigma American
                                                Corporation
Delfi Realty Corporation        Pennsylvania    Ownership of all
                                                voting securities
                                                by Sigma American
                                                Corporation
Providentmutual                 Pennsylvania    Ownership of all
  Financial Services, Inc.                      voting securities
                                                by Providentmutual
                                                Financial Services,
                                                Inc.


Item 27.  Number of Policyowners


     As of December 31, 1999 there were a total of 15,401 individual flexible premium deferred variable annuity contracts (File No. 33-65512) outstanding -- 5,979 non-qualified and 9,422 qualified.


Item 28.  Indemnification

     The By-Laws of Providentmutual Life and Annuity Company of America provide, in part in Article XII, as follows:

                                  ARTICLE XII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


     (a) 1717 Capital Management Company (1717) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. 1717 is also principal underwriter for the Market Street Fund, for Providentmutual Variable Life Separate Account and for the Provident Mutual Variable Life and Annuity Separate Accounts.


     (b) The following information is furnished with respect to the officers and directors of 1717:


            NAME AND PRINCIPAL                   POSITIONS AND OFFICES          POSITIONS AND OFFICES
            BUSINESS ADDRESS*                          WITH 1717                    WITH DEPOSITOR
            ------------------                   ---------------------          ---------------------
Mary Lynn Finelli**.......................  Director                         Director
Alan F. Hinkle**..........................  Director                         Director, Vice President and
                                                                               Actuary
Robert W. Kloss**.........................  Director                         President and Director
James G. Potter, Jr.**....................  Director                         Director, Secretary and
                                                                               Legal Officer
Joan C. Tucker............................  Director                         Director and Vice President
Lance Reihl...............................  President                        None
Louis A. Aviola, Jr. .....................  Vice President and Manager of    None
                                              Operations
Rosanne Gatta**...........................  Treasurer                        Treasurer
Anthony Giampietro**......................  Assistant Treasurer              Assistant Treasurer
Deborah Thiel Hall**......................  Insurance Compliance Officer     Compliance Officer
Anthony Mastrangelo**.....................  Assistant Financial Reporting    None
                                              Officer
Todd R. Miller**..........................  Assistant Financial Reporting    Assistant Financial
                                              Officer                          Reporting Officer

            NAME AND PRINCIPAL                   POSITIONS AND OFFICES          POSITIONS AND OFFICES
            BUSINESS ADDRESS*                          WITH 1717                    WITH DEPOSITOR
            ------------------                   ---------------------          ---------------------
Alison Naylor.............................  Compliance Officer               None
Linda M. Springer**.......................  Financial Reporting Officer      Director

---------------

 * Unless otherwise indicated, principal business address is 300 Continental Drive, Newark, DE 19713.


** Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA
   19312-1181.



     (c) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



    (1)             (2)                                              (5)
  NAME OF     NET UNDERWRITING         (3)             (4)
 PRINCIPAL     DISCOUNTS AND     COMPENSATION ON    BROKERAGE
UNDERWRITER     COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------   ----------------   ---------------   -----------   ------------
   1717             N/A               None             N/A           N/A


Item 30.  Location of Accounts and Records


     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by PLACA at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.


Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and


     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. PLACA and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.


                        REPRESENTATION OF REASONABLENESS

     Providentmutual Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Providentmutual Life and Annuity Company of America.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933, AND PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT AND PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA HAVE CAUSED THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON THEIR BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN NEW CASTLE COUNTY, STATE OF DELAWARE ON THIS 25 DAY OF APRIL, 2000.


                                            PROVIDENTMUTUAL VARIABLE ANNUITY
                                              SEPARATE ACCOUNT (REGISTRANT)

          Attest: /s/ JAMES G. POTTER, JR.                            By: /s/ ROBERT W. KLOSS
   ----------------------------------------------        -------------------------------------------------
                                                                          ROBERT W. KLOSS
                                                                             President

                                            By: PROVIDENTMUTUAL LIFE AND ANNUITY
                                                  COMPANY OF AMERICA (DEPOSITOR)


Attest: /s/ JAMES G. POTTER, JR.                                      By: /s/ ROBERT W. KLOSS
               --------------------------------------    -------------------------------------------------
                                                                          ROBERT W. KLOSS
                                                                             President

     AS REQUESTED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                SIGNATURES                                     TITLE                         DATE
                ----------                                     -----                         ----

            /s/ ROBERT W. KLOSS                President and Director                   April 25, 2000
-------------------------------------------      (Principal Executive Officer)
              ROBERT W. KLOSS

           /s/ STEPHEN L. WHITE                Actuarial Officer                        April 25, 2000
-------------------------------------------      (Principal Financial Officer)
             STEPHEN L. WHITE

             /s/ MICHAEL FUNCK                 Financial Reporting Officer              April 25, 2000
-------------------------------------------      (Principal Accounting Officer)
               MICHAEL FUNCK

                     *                         Director                                 April 25, 2000
-------------------------------------------
             MARY LYNN FINELLI

                     *                         Director                                 April 25, 2000
-------------------------------------------
              ALAN F. HINKLE

                     *                         Director                                 April 25, 2000
-------------------------------------------
             JAMES D. KESTNER

                SIGNATURES                                     TITLE                         DATE
                ----------                                     -----                         ----
                     *                         Director                                 April 25, 2000
-------------------------------------------
              SARAH C. LANGE

                     *                         Director                                 April 25, 2000
-------------------------------------------
               MEHRAN ASSADI

         /s/ JAMES G. POTTER, JR.              Director                                 April 25, 2000
-------------------------------------------
           JAMES G. POTTER, JR.

                     *                         Director                                 April 25, 2000
-------------------------------------------
              JOAN C. TUCKER

                     *                         Director                                 April 25, 2000
-------------------------------------------
             LINDA M. SPRINGER

       *By: /s/ JAMES G. POTTER, JR.
-------------------------------------------
           JAMES G. POTTER, JR.
             Attorney-in-Fact
       Pursuant to Power of Attorney

                               POWER OF ATTORNEY

Know all men by these presents:


     That I, a member of the Board of Directors of PROVIDENTMUTUAL LIFE & ANNUITY COMPANY OF AMERICA, do hereby make, constitute and appoint as my true and lawful attorney in fact, James G. Potter, Jr., for me and in my name, place and stead to sign the following registration statements and any and all amendments thereto on behalf of PROVIDENTMUTUAL LIFE & ANNUITY COMPANY OF AMERICA and PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT filed with the Securities and Exchange Commission:


     Registration Statements for the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940 of certain variable annuity contracts and variable life insurance policies for the appropriate Separate Accounts.


     Such appointment shall remain valid and in effect for so long as I shall be a member of the Board of Directors of PROVIDENTMUTUAL LIFE & ANNUITY COMPANY OF AMERICA and for so long as James G. Potter, Jr., shall be an officer of PROVIDENTMUTUAL LIFE & ANNUITY COMPANY OF AMERICA.


     IN WITNESS WHEREOF, I have hereunto set my hand this 21st day of April, 2000.


                                          /s/ MARY LYNN FINELLI

                                          --------------------------------------
                                          Mary Lynn Finelli


                                          /s/ ALAN F. HINKLE

                                          --------------------------------------

                                          Alan F. Hinkle



                                          /s/ JAMES D. KESTNER

                                          --------------------------------------

                                          James D. Kestner



                                          /s/ SARAH C. LANGE

                                          --------------------------------------

                                          Sarah C. Lange



                                          /s/ JOAN C. TUCKER

                                          --------------------------------------

                                          Joan C. Tucker

                                          /s/ LINDA M. SPRINGER

                                          --------------------------------------

                                          Linda M. Springer



                                          /s/ MEHRAN ASSADI

                                          --------------------------------------

                                          Mehran Assadi

                                 EXHIBIT INDEX


EXHIBITS                                                                 PAGE
--------                                                                 ----
 (1)(a)    Resolution of the Board of Directors of Providentmutual Life
           and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account and
           subaccounts (the Growth; Money Market; Bond; Managed;
           Aggressive Growth and International subaccounts) dated
           November 20, 1991.
     (b)   Unanimous Consent of the Board of Directors of
           Providentmutual Life and Annuity Company of America
           authorizing additional Subaccounts of the Providentmutual
           Variable Annuity Separate Account dated June 7, 1993
           (authorizing the establishment of the Fidelity Growth;
           Fidelity Equity-Income; Fidelity High Income Bond; Fidelity
           Asset Manager; Scudder Bond and Dreyfus Zero Coupon 2000
           Bond subaccounts).
 (8)(e)    Participation Agreement among OCC Accumulation Trust,
           Providentmutual Life and Annuity Company of America and OCC
           Distributors.
     (f)   Participation Agreement among Scudder Variable Life
           Investment Fund, Providentmutual Life and Annuity Company of
           America and Scudder Investor Services, Inc.
     (g)   Participation Agreement among Dreyfus Variable Investment
           Fund, Providentmutual Life and Annuity Company of America
           and Premier Mutual Fund Services, Inc.
     (h)   Participation Agreement among Insurance Management Series,
           Providentmutual Life and Annuity Company of America and
           Federated Securities Corp.
     (i)   Form of Fund Participation Agreement among Strong Variable
           Insurance Funds, Inc., Providentmutual Life and Annuity
           Company of America and Strong Investments, Inc.
 (9)       Consent of James G. Potter, Jr., Esquire.
(10)(a)    Consent of Drinker Biddle & Reath LLP.
     (b)   Consent of PricewaterhouseCoopers LLP, Independent
           Accountants.